Allstate Life of
New York Separate
Account A

Financial Statements as of December 31, 2020 and for
the years ended December 31, 2020 and 2019 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Boards of Directors of Allstate Life Insurance Company and
Allstate Life Insurance Company Of New York and the
Contract holders of Allstate Life of New York Separate Account A

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Allstate Life of New York Separate Account A (the “Account”) listed in Appendix A, as of December 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
April 7, 2021

We have served as the auditor of Allstate Life Insurance Company of New York (the sponsor Company) since 1995.

Allstate Life of New York Separate Account A                            Appendix A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Alliance Bernstein VPS Growth & Income Class B	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alliance Bernstein VPS International Value Class B	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alliance Bernstein VPS Large Cap Growth Class B	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alliance Bernstein VPS Small/Mid Value Class B	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Academic Strategies Asset Allocation	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Advanced Strategies	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST AllianzGI World Trends**	—	—	—	—
AST AQR Emerging Markets Equity	—	—	—	—
AST AQR Large-Cap	—	—	—	—
AST Balanced Asset Allocation**	—	—	—	—
AST BlackRock Global Strategies**	—	—	—	—
AST BlackRock Low Duration Bond**	—	—	—	—
AST BlackRock/Loomis Sayles Bond**	—	—	—	—
AST Bond Portfolio 2019	—	—	—	—
AST Bond Portfolio 2020	—	—	—	—
AST Bond Portfolio 2021**	—	—	—	—
AST Bond Portfolio 2022**	—	—	—	—
AST Bond Portfolio 2023**	—	—	—	—
AST Bond Portfolio 2024**	—	—	—	—
AST Bond Portfolio 2025**	—	—	—	—
AST Bond Portfolio 2026**	—	—	—	—
AST Bond Portfolio 2027**	—	—	—	—
AST Bond Portfolio 2028**	—	—	—	—
AST Bond Portfolio 2029**	—	—	—	—
AST Bond Portfolio 2030**	—	—	—	—
AST Bond Portfolio 2031**	—	—	—	—
AST Capital Growth Asset Allocation!	—	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST ClearBridge Dividend Growth**	—	—	—	—
AST Cohen & Steers Global Realty**	—	—	—	—
AST Cohen & Steers Realty**	—	—	—	—
AST Emerging Markets Equity**	—	—	—	—
AST Fidelity Institutional AMSM Quantitative	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Goldman Sachs Multi-Asset**	—	—	—	—
AST Goldman Sachs Small-Cap Value**	—	—	—	—
AST Government Money Market**	—	—	For the Year Ended December 31, 2019	Four Years Ended December 31, 2019
AST High Yield**	—	—	—	—
AST Hotchkis & Wiley Large-Cap Value**	—	—	—	—
AST International Growth	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AST International Value**	—	—	—	—
AST Investment Grade Bond**	—	—	—	—
AST J.P. Morgan Global Thematic**	—	—	—	—
AST J.P. Morgan International Equity**	—	—	—	—
AST J.P. Morgan Strategic Opportunities	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Jennison Large-Cap Growth**	—	—	—	—
AST Large-Cap Core**	—	—	—	—
AST Loomis Sayles Large-Cap Growth	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST MFS Global Equity**	—	—	—	—
AST MFS Growth Allocation**	—	—	—	—
AST MFS Growth**	—	—	—	—
AST MFS Large-Cap Value**	—	—	—	—
AST Mid-Cap Growth	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Neuberger Berman/LSV Mid-Cap Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Preservation Asset Allocation	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Prudential Core Bond**	—	—	—	—
AST Prudential Growth Allocation	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST QMA US Equity Alpha**	—	—	—	—
AST Quantitative Modeling**	—	—	—	—
AST Small-Cap Growth Opportunities	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Small-Cap Growth**	—	—	—	—
AST Small-Cap Value**	—	—	—	—
AST T. Rowe Price Asset Allocation	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST T. Rowe Price Large-Cap Growth**	—	—	—	—
AST T. Rowe Price Large-Cap Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST T. Rowe Price Natural Resources**	—	—	—	—
AST Templeton Global Bond	—	—	—	—
AST WEDGE Capital Mid-Cap Value**	—	—	—	—
AST Wellington Management Hedged Equity**	—	—	—	—
AST Western Asset Core Plus Bond**	—	—	—	—
AST Western Asset Emerging Markets Debt**	—	—	—	—
BNY Mellon Stock Index Fund, Inc.	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
BNY Mellon VIF Appreciation Initial Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
BNY Mellon VIF Government Money Market	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Delaware VIP Small Cap Value Series Standard Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Delaware VIP Smid Cap Core Series Standard Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Bond VIP Class A**	—	—	For the Year Ended December 31, 2019	Four Years Ended December 31, 2019
DWS Capital Growth VIP Class A**	—	—	For the Year Ended December 31, 2019	Four Years Ended December 31, 2019
DWS Core Equity VIP Class A**	—	—	For the Year Ended December 31, 2019	Four Years Ended December 31, 2019
DWS CROCI® International VIP Class A**	—	—	For the Year Ended December 31, 2019	Four Years Ended December 31, 2019
DWS Global Income Builder VIP Class A**	—	—	—	—
DWS Global Small Cap VIP Class A**	—	—	—	—
DWS Government Money Market VIP Class A**	—	—	—	—
DWS Small Mid Cap Growth VIP Class A**	—	—	For the Year Ended December 31, 2019	Four Years Ended December 31, 2019
Fidelity VIP Contrafund Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Contrafund Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Equity-Income Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Freedom 2010 Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Freedom 2020 Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Freedom 2030 Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Freedom Income Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Government Money Market Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	For the Period April 29, 2016* to December 31, 2016 and for the Four Years Ended December 31, 2020
Fidelity VIP Government Money Market Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Growth & Income Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Growth Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Growth Opportunities Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Growth Opportunities Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP High Income Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP High Income Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Index 500 Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Index 500 Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Investment Grade Bond Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Mid Cap Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Fidelity VIP Overseas Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Growth and Income VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Income VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Large Cap Growth VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Mutual Global Discovery VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Mutual Shares VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Small Cap Value VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin U.S. Government Securities VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Goldman Sachs VIT Large Cap Value Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Goldman Sachs VIT Mid Cap Value Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Capital Appreciation Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Capital Appreciation Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Conservative Balanced Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Global Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Global Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Global Strategic Income Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Global Strategic Income Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Small Cap Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Small Cap Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Total Return Bond Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Total Return Bond Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. American Franchise Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. American Franchise Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. American Value Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. American Value Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Comstock Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Comstock Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Core Equity Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Core Equity Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Core Plus Bond Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Core Plus Bond Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Diversified Dividend Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Diversified Dividend Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Equity and Income Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Equity and Income Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Global Core Equity Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Global Core Equity Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Government Money Market Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Government Money Market Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Government Securities Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Government Securities Series II**	—	—	For the Year Ended December 31, 2019	Four Years Ended December 31, 2019
Invesco V.I. Growth and Income Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. High Yield Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. High Yield Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. International Growth Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. International Growth Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Managed Volatility Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Managed Volatility Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Mid Cap Core Equity Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Mid Cap Core Equity Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Mid Cap Growth Series I	—	For the Period January 1, 2020 to April 30, 2020#	For the Year ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020#	Four Years Ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020#

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. Mid Cap Growth Series II	—	For the Period January 1, 2020 to April 30, 2020#	For the Year ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020#	Four Years Ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020#
Invesco V.I. S&P 500 Index Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. S&P 500 Index Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Technology Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Technology Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Value Opportunities Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Value Opportunities Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Lord Abbet Bond Debenture	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Lord Abbet Fundamental Equity	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Lord Abbet Growth and Income	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Lord Abbet Growth Opportunities	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Lord Abbet Mid Cap Stock	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT High Yield Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Investors Trust Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT New Discovery Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Total Return Bond Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Discovery Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Discovery Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Emerging Markets Debt Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Emerging Markets Equity Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Emerging Markets Equity Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Global Franchise Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Global Infrastructure Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Global Infrastructure Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Global Strategist Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Global Strategist Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Growth Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Growth Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF U.S. Real Estate Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Morgan Stanley VIF U.S. Real Estate Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIS Income Plus Class X Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIS Income Plus Class Y Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT Emerging Markets Bond Advisor Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT Real Return Advisor Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT Total Return Advisor Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Profund VP Consumer Goods**	—	—	—	—
ProFund VP Consumer Services**	—	—	—	—
ProFund VP Financials**	—	—	—	—
ProFund VP Health Care**	—	—	—	—
ProFund VP Industrials**	—	—	—	—
ProFund VP Large-Cap Growth**	—	—	—	—
ProFund VP Large-Cap Value**	—	—	—	—
ProFund VP Mid-Cap Growth**	—	—	—	—
ProFund VP Mid-Cap Value**	—	—	—	—
ProFund VP Real Estate**	—	—	—	—
ProFund VP Small-Cap Growth**	—	—	—	—
ProFund VP Small-Cap Value**	—	—	—	—
ProFund VP Telecommunications**	—	—	—	—
ProFund VP Utilities**	—	—	—	—
Putnam VT Diversified Income Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Emerging Markets Equity Fund Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Equity Income Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT George Putnam Balanced Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Global Asset Allocation Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Global Equity Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Global Health Care Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Government Money Market Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Growth Opportunities Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT High Yield Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Income Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT International Equity Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT International Value Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Putnam VT Mortgage Securities Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Multi-Cap Core Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Research Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Small Cap Growth Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Small Cap Value Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Sustainable Future Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Sustainable Leaders Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Templeton Developing Markets VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Templeton Foreign VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Wells Fargo VT Index Asset Allocation Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Wells Fargo VT Opportunity Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Global Bond**	—	—	—	—
Franklin Flex Cap Growth VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

* date represents commencement of operations
** sub-account was available but did not have assets at December 31, 2020 and did not have any activity for the year / period ended December 31, 2020
# represents the date the sub-account ceased operations
! sub-account was available but did not have assets at December 31, 2020

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	AST
	VPS Growth	VPS International	VPS Large	VPS Small/	Academic
	& Income	Value	Cap Growth	Mid Value	Strategies
	Class B	Class B	Class B	Class B	Asset Allocation
ASSETS
Investments, at fair value	$1,480,485	$157,386	$1,989,965	$416,495	$30,112
Due from (to) Allstate Life Insurance Company of New York	(280)	13	59	—	—
Total assets	$1,480,205	$157,399	$1,990,024	$416,495	$30,112
NET ASSETS
Accumulation units	$1,447,065	$141,934	$1,969,403	$416,495	$30,112
Contracts in payout (annuitization) period	33,140	15,465	20,621	—	—
Total net assets	$1,480,205	$157,399	$1,990,024	$416,495	$30,112
FUND SHARE INFORMATION
Number of shares	52,075	10,975	27,828	24,229	1,792
Cost of investments	$1,245,783	$184,880	$1,512,314	$418,566	$15,937
UNIT VALUE (1)
Lowest	$24.75	$10.26	$25.48	$37.87	$11.30
Highest	$33.07	$11.29	$57.14	$42.17	$17.83

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	AST
	VPS Growth	VPS International	VPS Large	VPS Small/	Academic
	& Income	Value	Cap Growth	Mid Value	Strategies
	Class B	Class B	Class B	Class B	Asset Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$18,955	$2,182	$—	$2,762	$—
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(20,164)	(2,183)	(26,272)	(5,648)	(486)
Administrative expense	(1,895)	(266)	(2,801)	(659)	(43)
Net investment income (loss)	(3,104)	(267)	(29,073)	(3,545)	(529)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	224,471	15,885	275,188	20,688	1,792
Cost of investments sold	218,555	21,128	258,525	24,608	1,048
Realized gains (losses) on fund shares:	5,916	(5,243)	16,663	(3,920)	744
Realized gain distributions	77,735	—	139,028	17,014	—
Net realized gains (losses)	83,651	(5,243)	155,691	13,094	744
Change in unrealized gains (losses)	(91,900)	5,485	355,898	(5,159)	341
Net realized and change in
unrealized gains (losses) on investments	(8,249)	242	511,589	7,935	1,085
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(11,353)	$(25)	$482,516	$4,390	$556
(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

			AST
		AST	Fidelity		AST
	AST	Capital Growth	Institutional	AST	J.P. Morgan
	Advanced	Asset	AMSM	International	Strategic
	Strategies	Allocation	Quantitative	Growth	Opportunities
ASSETS
Investments, at fair value	$23,471	$—	$10,212	$2,532	$17,906
Due from (to) Allstate Life Insurance Company of New York	—	—	—	—	—
Total assets	$23,471	$—	$10,212	$2,532	$17,906
NET ASSETS
Accumulation units	$23,471	$—	$10,212	$2,532	$17,906
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$23,471	$—	$10,212	$2,532	$17,906
FUND SHARE INFORMATION
Number of shares	980	—	571	94	773
Cost of investments	$10,315	$—	$7,098	$712	$10,498
UNIT VALUE (1)
Lowest	$16.87	$—	$13.06	$14.41	$13.55
Highest	$25.75	$—	$21.67	$29.30	$18.53

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			AST
		AST	Fidelity		AST
	AST	Capital Growth	Institutional	AST	J.P. Morgan
	Advanced	Asset	AMSM	International	Strategic
	Strategies	Allocation	Quantitative	Growth	Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(331)	(39)	(145)	(26)	(256)
Administrative expense	(31)	(4)	(14)	(3)	(24)
Net investment income (loss)	(362)	(43)	(159)	(29)	(280)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	380	12,439	168	33	294
Cost of investments sold	188	12,874	133	11	192
Realized gains (losses) on fund shares:	192	(435)	35	22	102
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	192	(435)	35	22	102
Change in unrealized gains (losses)	2,064	(1,193)	781	584	1,723
Net realized and change in
unrealized gains (losses) on investments	2,256	(1,628)	816	606	1,825
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,894	$(1,671)	$657	$577	$1,545
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

			AST
	AST		Neuberger	AST	AST
	Loomis Sayles	AST	Berman/LSV	Preservation	Prudential
	Large-Cap	Mid-Cap	Mid-Cap	Asset	Growth
	Growth	Growth	Value	Allocation	Allocation
ASSETS
Investments, at fair value	$10,825	$5,991	$5,606	$161,475	$105,395
Due from (to) Allstate Life Insurance Company of New York	—	—	—	—	—
Total assets	$10,825	$5,991	$5,606	$161,475	$105,395
NET ASSETS
Accumulation units	$10,825	$5,991	$5,606	$161,475	$105,395
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$10,825	$5,991	$5,606	$161,475	$105,395
FUND SHARE INFORMATION
Number of shares	129	378	162	8,197	5,450
Cost of investments	$2,620	$2,802	$2,444	$93,607	$92,974
UNIT VALUE (1)
Lowest	$29.40	$28.81	$16.64	$14.48	$13.34
Highest	$53.94	$45.76	$32.01	$18.93	$23.46

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			AST
	AST		Neuberger	AST	AST
	Loomis Sayles	AST	Berman/LSV	Preservation	Prudential
	Large-Cap	Mid-Cap	Mid-Cap	Asset	Growth
	Growth	Growth	Value	Allocation	Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(114)	(60)	(58)	(1,806)	(1,157)
Administrative expense	(14)	(7)	(7)	(243)	(109)
Net investment income (loss)	(128)	(67)	(65)	(2,049)	(1,266)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	147	77	75	33,704	83,245
Cost of investments sold	42	44	38	22,116	84,751
Realized gains (losses) on fund shares:	105	33	37	11,588	(1,506)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	105	33	37	11,588	(1,506)
Change in unrealized gains (losses)	2,509	1,522	(153)	724	1,024
Net realized and change in
unrealized gains (losses) on investments	2,614	1,555	(116)	12,312	(482)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,486	$1,488	$(181)	$10,263	$(1,748)
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

	AST	AST	AST		BNY Mellon
	Small-Cap	T. Rowe Price	T. Rowe Price	BNY Mellon	Sustainable U.S.
	Growth	Asset	Large-Cap	Stock Index	Equity Portfolio,
	Opportunities	Allocation	Value	Fund, Inc.	Inc
ASSETS
Investments, at fair value	$6,209	$160,704	$3,253	$5,805,132	$135,884
Due from (to) Allstate Life Insurance Company of New York	—	—	—	(76)	—
Total assets	$6,209	$160,704	$3,253	$5,805,056	$135,884
NET ASSETS
Accumulation units	$6,209	$160,704	$3,253	$5,766,494	$135,884
Contracts in payout (annuitization) period	—	—	—	38,562	—
Total net assets	$6,209	$160,704	$3,253	$5,805,056	$135,884
FUND SHARE INFORMATION
Number of shares	190	4,262	185	90,324	2,876
Cost of investments	$1,736	$136,955	$2,917	$3,050,927	$91,051
UNIT VALUE (1)
Lowest	$25.14	$16.97	$12.07	$29.46	$22.03
Highest	$49.22	$25.09	$24.16	$29.46	$22.03

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	AST	AST	AST		BNY Mellon
	Small-Cap	T. Rowe Price	T. Rowe Price	BNY Mellon	Sustainable U.S.
	Growth	Asset	Large-Cap	Stock Index	Equity Portfolio,
	Opportunities	Allocation	Value	Fund, Inc.	Inc
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$79,022	$1,236
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(58)	(1,578)	(35)	(57,317)	(1,329)
Administrative expense	(7)	(161)	(4)	(4,984)	(116)
Net investment income (loss)	(65)	(1,739)	(39)	16,721	(209)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	76	107,955	44	149,437	2,365
Cost of investments sold	27	105,031	46	89,261	1,888
Realized gains (losses) on fund shares:	49	2,924	(2)	60,176	477
Realized gain distributions	—	—	—	304,875	1,341
Net realized gains (losses)	49	2,924	(2)	365,051	1,818
Change in unrealized gains (losses)	1,570	8,061	62	439,495	23,436
Net realized and change in
unrealized gains (losses) on investments	1,619	10,985	60	804,546	25,254
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,554	$9,246	$21	$821,267	$25,045
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

			Delaware VIP	Delaware VIP
	BNY Mellon VIF	BNY Mellon VIF	Small Cap	Smid Cap	Fidelity VIP
	Appreciation	Government	Value Series	Core Series	Contrafund
	Initial Shares	Money Market	Standard Class	Standard Class	Initial Class
ASSETS
Investments, at fair value	$257,129	$396,399	$671,538	$338,801	$1,347,206
Due from (to) Allstate Life Insurance Company of New York	—	1	—	—	—
Total assets	$257,129	$396,400	$671,538	$338,801	$1,347,206
NET ASSETS
Accumulation units	$257,062	$396,269	$671,538	$336,096	$1,345,036
Contracts in payout (annuitization) period	67	131	—	2,705	2,170
Total net assets	$257,129	$396,400	$671,538	$338,801	$1,347,206
FUND SHARE INFORMATION
Number of shares	5,450	396,399	19,659	13,694	27,968
Cost of investments	$197,371	$396,399	$582,733	$310,698	$864,355
UNIT VALUE (1)
Lowest	$31.92	$9.72	$54.77	$32.43	$43.08
Highest	$31.92	$9.72	$54.77	$32.43	$45.65

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Delaware VIP	Delaware VIP
	BNY Mellon VIF	BNY Mellon VIF	Small Cap	Smid Cap	Fidelity VIP
	Appreciation	Government	Value Series	Core Series	Contrafund
	Initial Shares	Money Market	Standard Class	Standard Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$1,740	$600	$7,578	$1,530	$3,120
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(2,530)	(4,261)	(6,519)	(3,199)	(14,398)
Administrative expense	(220)	(371)	(567)	(278)	(1,252)
Net investment income (loss)	(1,010)	(4,032)	492	(1,947)	(12,530)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,772	28,071	64,048	7,959	489,301
Cost of investments sold	5,863	28,071	61,863	9,131	359,256
Realized gains (losses) on fund shares:	909	—	2,185	(1,172)	130,045
Realized gain distributions	17,806	—	32,874	6,536	7,038
Net realized gains (losses)	18,715	—	35,059	5,364	137,083
Change in unrealized gains (losses)	29,253	—	(64,770)	26,289	187,756
Net realized and change in
unrealized gains (losses) on investments	47,968	—	(29,711)	31,653	324,839
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$46,958	$(4,032)	$(29,219)	$29,706	$312,309
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Contrafund	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$1,763,947	$888,893	$68,397	$2,321,028	$18,010
Due from (to) Allstate Life Insurance Company of New York	—	—	(1,783)	—	—
Total assets	$1,763,947	$888,893	$66,614	$2,321,028	$18,010
NET ASSETS
Accumulation units	$1,763,947	$888,893	$57,795	$2,321,028	$18,010
Contracts in payout (annuitization) period	—	—	8,819	—	—
Total net assets	$1,763,947	$888,893	$66,614	$2,321,028	$18,010
FUND SHARE INFORMATION
Number of shares	37,748	37,192	4,827	155,565	1,076
Cost of investments	$1,166,942	$791,789	$62,007	$2,089,717	$11,874
UNIT VALUE (1)
Lowest	$28.53	$28.24	$17.16	$18.32	$19.97
Highest	$40.34	$28.24	$19.04	$20.33	$22.16

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Contrafund	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$1,158	$14,527	$682	$21,990	$158
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(21,634)	(9,180)	(885)	(32,095)	(262)
Administrative expense	(2,846)	(798)	(126)	(4,013)	(35)
Net investment income (loss)	(23,322)	4,549	(329)	(14,118)	(139)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	148,747	75,801	18,010	886,972	4,048
Cost of investments sold	113,912	78,525	16,485	855,881	2,948
Realized gains (losses) on fund shares:	34,835	(2,724)	1,525	31,091	1,100
Realized gain distributions	7,896	37,657	2,886	122,747	921
Net realized gains (losses)	42,731	34,933	4,411	153,838	2,021
Change in unrealized gains (losses)	359,697	(1,269)	2,725	122,175	527
Net realized and change in
unrealized gains (losses) on investments	402,428	33,664	7,136	276,013	2,548
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$379,106	$38,213	$6,807	$261,895	$2,409
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

		Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Government	Government	Growth	Fidelity VIP
	Freedom Income	Money Market	Money Market	& Income	Growth
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$274,577	$1,986,496	$1,651,598	$28,004	$1,463,725
Due from (to) Allstate Life Insurance Company of New York	—	(115)	(247)	—	(419)
Total assets	$274,577	$1,986,381	$1,651,351	$28,004	$1,463,306
NET ASSETS
Accumulation units	$274,577	$1,894,630	$1,622,687	$28,004	$1,418,454
Contracts in payout (annuitization) period	—	91,751	28,664	—	44,852
Total net assets	$274,577	$1,986,381	$1,651,351	$28,004	$1,463,306
FUND SHARE INFORMATION
Number of shares	21,654	1,986,496	1,651,598	1,289	14,211
Cost of investments	$233,853	$1,986,497	$1,651,598	$21,094	$695,996
UNIT VALUE (1)
Lowest	$14.36	$9.79	$8.80	$26.05	$31.14
Highest	$15.94	$10.15	$9.75	$28.66	$34.28

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Government	Government	Growth	Fidelity VIP
	Freedom Income	Money Market	Money Market	& Income	Growth
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$2,817	$5,165	$4,336	$481	$838
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(2,880)	(24,347)	(24,720)	(337)	(13,520)
Administrative expense	(494)	(1,913)	(3,037)	(47)	(1,176)
Net investment income (loss)	(557)	(21,095)	(23,421)	97	(13,858)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,512	1,175,545	533,144	1,034	61,369
Cost of investments sold	5,868	1,175,545	533,144	882	35,306
Realized gains (losses) on fund shares:	644	—	—	152	26,063
Realized gain distributions	4,651	—	—	1,284	107,835
Net realized gains (losses)	5,295	—	—	1,436	133,898
Change in unrealized gains (losses)	17,572	—	—	31	313,331
Net realized and change in
unrealized gains (losses) on investments	22,867	—	—	1,467	447,229
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$22,310	$(21,095)	$(23,421)	$1,564	$433,371
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

	Fidelity VIP	Fidelity VIP
	Growth	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Opportunities	Opportunities	High Income	High Income	Index 500
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$1,300,067	$320,917	$234,156	$98,223	$1,165,339
Due from (to) Allstate Life Insurance Company of New York	—	—	—	—	(334)
Total assets	$1,300,067	$320,917	$234,156	$98,223	$1,165,005
NET ASSETS
Accumulation units	$1,300,067	$320,917	$234,156	$98,223	$1,129,415
Contracts in payout (annuitization) period	—	—	—	—	35,590
Total net assets	$1,300,067	$320,917	$234,156	$98,223	$1,165,005
FUND SHARE INFORMATION
Number of shares	16,766	4,218	44,097	19,297	3,136
Cost of investments	$408,195	$236,289	$247,389	$103,954	$589,347
UNIT VALUE (1)
Lowest	$56.10	$57.66	$20.67	$18.30	$29.15
Highest	$56.10	$63.99	$20.67	$20.13	$29.15

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Fidelity VIP	Fidelity VIP
	Growth	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Opportunities	Opportunities	High Income	High Income	Index 500
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$137	$—	$11,403	$4,689	$17,643
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(11,185)	(1,852)	(2,706)	(1,222)	(11,986)
Administrative expense	(973)	(272)	(235)	(177)	(1,042)
Net investment income (loss)	(12,021)	(2,124)	8,462	3,290	4,615
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	64,215	2,123	26,216	2,086	241,434
Cost of investments sold	36,133	1,668	28,285	2,277	123,064
Realized gains (losses) on fund shares:	28,082	455	(2,069)	(191)	118,370
Realized gain distributions	57,228	6,250	—	—	3,329
Net realized gains (losses)	85,310	6,705	(2,069)	(191)	121,699
Change in unrealized gains (losses)	436,858	68,949	(3,880)	(2,261)	50,216
Net realized and change in
unrealized gains (losses) on investments	522,168	75,654	(5,949)	(2,452)	171,915
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$510,147	$73,530	$2,513	$838	$176,530
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

		Fidelity VIP			Franklin
	Fidelity VIP	Investment	Fidelity VIP	Fidelity VIP	Growth
	Index 500	Grade Bond	Mid Cap	Overseas	and Income
	Service Class 2	Initial Class	Service Class 2	Initial Class	VIP Class 2
ASSETS
Investments, at fair value	$1,470,039	$307,768	$415,038	$239,195	$4,207,979
Due from (to) Allstate Life Insurance Company of New York	7	(160)	—	(220)	513
Total assets	$1,470,046	$307,608	$415,038	$238,975	$4,208,492
NET ASSETS
Accumulation units	$1,407,491	$290,557	$415,038	$214,310	$4,111,859
Contracts in payout (annuitization) period	62,555	17,051	—	24,665	96,633
Total net assets	$1,470,046	$307,608	$415,038	$238,975	$4,208,492
FUND SHARE INFORMATION
Number of shares	4,009	21,843	11,130	9,019	324,439
Cost of investments	$950,477	$286,257	$349,214	$168,237	$4,286,251
UNIT VALUE (1)
Lowest	$27.67	$21.96	$22.49	$18.34	$21.89
Highest	$30.71	$21.96	$33.95	$19.05	$35.12

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Fidelity VIP			Franklin
	Fidelity VIP	Investment	Fidelity VIP	Fidelity VIP	Growth
	Index 500	Grade Bond	Mid Cap	Overseas	and Income
	Service Class 2	Initial Class	Service Class 2	Initial Class	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$19,238	$10,727	$1,433	$941	$151,365
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(15,945)	(5,593)	(4,307)	(2,440)	(51,405)
Administrative expense	(2,359)	(486)	(651)	(212)	(7,527)
Net investment income (loss)	934	4,648	(3,525)	(1,711)	92,433
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	158,389	342,254	72,296	23,019	579,316
Cost of investments sold	118,934	319,754	72,142	19,395	625,545
Realized gains (losses) on fund shares:	39,455	22,500	154	3,624	(46,229)
Realized gain distributions	4,211	166	—	980	884,846
Net realized gains (losses)	43,666	22,666	154	4,604	838,617
Change in unrealized gains (losses)	151,349	9,586	62,718	26,150	(782,484)
Net realized and change in
unrealized gains (losses) on investments	195,015	32,252	62,872	30,754	56,133
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$195,949	$36,900	$59,347	$29,043	$148,566
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

		Franklin	Franklin
	Franklin	Large Cap	Mutual Global	Franklin	Franklin
	Income	Growth	Discovery	Mutual Shares	Small Cap Value
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
ASSETS
Investments, at fair value	$6,683,344	$6,046,145	$692,968	$4,499,895	$2,625,291
Due from (to) Allstate Life Insurance Company of New York	545	(95)	—	601	122
Total assets	$6,683,889	$6,046,050	$692,968	$4,500,496	$2,625,413
NET ASSETS
Accumulation units	$6,565,789	$5,891,089	$692,968	$4,409,648	$2,594,621
Contracts in payout (annuitization) period	118,100	154,961	—	90,848	30,792
Total net assets	$6,683,889	$6,046,050	$692,968	$4,500,496	$2,625,413
FUND SHARE INFORMATION
Number of shares	444,371	211,035	40,980	271,241	181,055
Cost of investments	$6,716,190	$3,793,962	$817,693	$4,721,803	$2,788,906
UNIT VALUE (1)
Lowest	$18.08	$35.03	$16.84	$17.28	$25.55
Highest	$21.91	$39.41	$23.45	$27.05	$48.32

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Franklin	Franklin
	Franklin	Large Cap	Mutual Global	Franklin	Franklin
	Income	Growth	Discovery	Mutual Shares	Small Cap Value
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$386,148	$—	$14,829	$117,508	$35,885
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(84,997)	(73,972)	(7,269)	(54,665)	(31,667)
Administrative expense	(11,931)	(10,587)	(1,187)	(7,760)	(4,451)
Net investment income (loss)	289,220	(84,559)	6,373	55,083	(233)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,066,100	1,633,942	27,045	522,703	496,961
Cost of investments sold	1,134,949	1,238,849	35,835	588,546	620,243
Realized gains (losses) on fund shares:	(68,849)	395,093	(8,790)	(65,843)	(123,282)
Realized gain distributions	5,470	543,834	11,877	163,368	152,627
Net realized gains (losses)	(63,379)	938,927	3,087	97,525	29,345
Change in unrealized gains (losses)	(339,349)	1,108,739	(54,922)	(474,109)	64,747
Net realized and change in
unrealized gains (losses) on investments	(402,728)	2,047,666	(51,835)	(376,584)	94,092
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(113,508)	$1,963,107	$(45,462)	$(321,501)	$93,859
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

		Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Franklin	VIT Large	VIT Mid	VIT Small Cap	VIT U.S.
	U.S. Government	Cap Value	Cap Value	Equity Insights	Equity Insights
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Class 2	Shares	Shares	Shares	Shares
ASSETS
Investments, at fair value	$1,432,155	$15,392	$48,206	$51,789	$33,090
Due from (to) Allstate Life Insurance Company of New York	(49)	—	—	—	—
Total assets	$1,432,106	$15,392	$48,206	$51,789	$33,090
NET ASSETS
Accumulation units	$1,379,569	$15,392	$48,206	$51,789	$33,090
Contracts in payout (annuitization) period	52,537	—	—	—	—
Total net assets	$1,432,106	$15,392	$48,206	$51,789	$33,090
FUND SHARE INFORMATION
Number of shares	118,556	1,660	2,798	3,833	1,648
Cost of investments	$1,473,736	$16,587	$44,091	$48,267	$25,752
UNIT VALUE (1)
Lowest	$11.75	$19.80	$26.21	$23.99	$29.16
Highest	$13.54	$21.78	$28.83	$26.39	$32.08

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Franklin	VIT Large	VIT Mid	VIT Small Cap	VIT U.S.
	U.S. Government	Cap Value	Cap Value	Equity Insights	Equity Insights
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Class 2	Shares	Shares	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$48,887	$196	$267	$100	$255
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(19,530)	(190)	(930)	(735)	(433)
Administrative expense	(2,856)	(26)	(112)	(91)	(55)
Net investment income (loss)	26,501	(20)	(775)	(726)	(233)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	486,238	444	39,294	13,236	1,734
Cost of investments sold	494,953	537	42,612	14,562	1,498
Realized gains (losses) on fund shares:	(8,715)	(93)	(3,318)	(1,326)	236
Realized gain distributions	—	258	679	623	1,279
Net realized gains (losses)	(8,715)	165	(2,639)	(703)	1,515
Change in unrealized gains (losses)	19,289	254	359	3,605	3,076
Net realized and change in
unrealized gains (losses) on investments	10,574	419	(2,280)	2,902	4,591
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$37,075	$399	$(3,055)	$2,176	$4,358
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco	Invesco	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Capital	Capital	Conservative	Discovery Mid	Discovery Mid
	Appreciation	Appreciation	Balanced	Cap Growth	Cap Growth
	Series I*	Series II*	Series II*	Series I*	Series II*
ASSETS
Investments, at fair value	$711,582	$6,877,164	$1,850,742	$2,957,882	$2,738,151
Due from (to) Allstate Life Insurance Company of New York	(318)	19	(81)	(6)	(3)
Total assets	$711,264	$6,877,183	$1,850,661	$2,957,876	$2,738,148
NET ASSETS
Accumulation units	$677,253	$6,771,001	$1,843,730	$2,941,057	$2,734,237
Contracts in payout (annuitization) period	34,011	106,182	6,931	16,819	3,911
Total net assets	$711,264	$6,877,183	$1,850,661	$2,957,876	$2,738,148
FUND SHARE INFORMATION
Number of shares	10,116	100,192	104,680	27,662	27,926
Cost of investments	$472,672	$4,745,832	$1,537,224	$1,669,070	$1,712,564
UNIT VALUE (1)
Lowest	$26.47	$31.25	$13.70	$14.66	$14.60
Highest	$26.47	$42.97	$21.34	$24.70	$53.12

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco	Invesco	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Capital	Capital	Conservative	Discovery Mid	Discovery Mid
	Appreciation	Appreciation	Balanced	Cap Growth	Cap Growth
	Series I*	Series II*	Series II*	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$31,701	$663	$—
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(7,561)	(78,714)	(23,643)	(25,466)	(28,704)
Administrative expense	(657)	(11,247)	(3,257)	(2,173)	(3,869)
Net investment income (loss)	(8,218)	(89,961)	4,801	(26,976)	(32,573)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	145,717	860,853	169,782	62,165	376,735
Cost of investments sold	103,524	621,507	153,372	42,883	312,869
Realized gains (losses) on fund shares:	42,193	239,346	16,410	19,282	63,866
Realized gain distributions	100,011	901,269	40,066	138,269	144,608
Net realized gains (losses)	142,204	1,140,615	56,476	157,551	208,474
Change in unrealized gains (losses)	66,145	748,910	142,423	729,035	619,161
Net realized and change in
unrealized gains (losses) on investments	208,349	1,889,525	198,899	886,586	827,635
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$200,131	$1,799,564	$203,700	$859,610	$795,062
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

			Invesco	Invesco
	Invesco	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Global	Global	Oppenheimer V.I.
	Global	Global	Strategic Income	Strategic Income	Main Street
	Series I*	Series II*	Series I*	Series II*	Series I*
ASSETS
Investments, at fair value	$591,100	$1,388,532	$551,907	$6,264,799	$1,295,859
Due from (to) Allstate Life Insurance Company of New York	—	665	(45)	(1,121)	(23)
Total assets	$591,100	$1,389,197	$551,862	$6,263,678	$1,295,836
NET ASSETS
Accumulation units	$591,100	$1,340,985	$541,058	$6,129,379	$1,284,034
Contracts in payout (annuitization) period	—	48,212	10,804	134,299	11,802
Total net assets	$591,100	$1,389,197	$551,862	$6,263,678	$1,295,836
FUND SHARE INFORMATION
Number of shares	11,341	27,035	114,030	1,252,960	43,325
Cost of investments	$371,264	$911,311	$560,536	$6,496,269	$1,056,311
UNIT VALUE (1)
Lowest	$36.48	$31.04	$4.74	$14.29	$27.16
Highest	$36.48	$54.72	$23.48	$20.65	$27.16

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Invesco	Invesco
	Invesco	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Global	Global	Oppenheimer V.I.
	Global	Global	Strategic Income	Strategic Income	Main Street
	Series I*	Series II*	Series I*	Series II*	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$3,582	$5,162	$30,584	$324,210	$17,305
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(5,852)	(15,691)	(6,035)	(81,059)	(13,513)
Administrative expense	(509)	(2,289)	(525)	(11,541)	(1,175)
Net investment income (loss)	(2,779)	(12,818)	24,024	231,610	2,617
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	60,394	307,745	43,881	813,714	154,309
Cost of investments sold	41,862	271,290	46,822	874,080	144,981
Realized gains (losses) on fund shares:	18,532	36,455	(2,941)	(60,366)	9,328
Realized gain distributions	18,666	42,811	—	—	113,961
Net realized gains (losses)	37,198	79,266	(2,941)	(60,366)	123,289
Change in unrealized gains (losses)	94,148	193,881	(12,153)	(101,286)	(4,451)
Net realized and change in
unrealized gains (losses) on investments	131,346	273,147	(15,094)	(161,652)	118,838
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$128,567	$260,329	$8,930	$69,958	$121,455
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

		Invesco	Invesco	Invesco	Invesco
	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Oppenheimer V.I.	Main Street	Main Street	Total Return	Total Return
	Main Street	Small Cap	Small Cap	Bond	Bond
	Series II*	Series I*	Series II*	Series I*	Series II*
ASSETS
Investments, at fair value	$8,040,462	$532,517	$2,943,619	$293,733	$3,033,053
Due from (to) Allstate Life Insurance Company of New York	326	—	351	(108)	(281)
Total assets	$8,040,788	$532,517	$2,943,970	$293,625	$3,032,772
NET ASSETS
Accumulation units	$7,820,298	$532,517	$2,863,510	$282,145	$2,950,802
Contracts in payout (annuitization) period	220,490	—	80,460	11,480	81,970
Total net assets	$8,040,788	$532,517	$2,943,970	$293,625	$3,032,772
FUND SHARE INFORMATION
Number of shares	272,558	19,421	109,388	34,844	364,988
Cost of investments	$6,767,195	$385,433	$2,184,304	$329,581	$2,990,692
UNIT VALUE (1)
Lowest	$27.20	$40.61	$31.60	$14.65	$9.68
Highest	$39.77	$40.61	$55.99	$14.65	$11.00

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Invesco	Invesco	Invesco	Invesco
	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Oppenheimer V.I.	Main Street	Main Street	Total Return	Total Return
	Main Street	Small Cap	Small Cap	Bond	Bond
	Series II*	Series I*	Series II*	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$86,197	$2,999	$9,213	$9,071	$83,236
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(95,610)	(5,664)	(32,506)	(3,374)	(37,333)
Administrative expense	(14,190)	(493)	(4,734)	(293)	(5,358)
Net investment income (loss)	(23,603)	(3,158)	(28,027)	5,404	40,545
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,327,547	193,393	445,410	36,451	1,047,060
Cost of investments sold	1,161,315	172,717	412,794	41,759	1,054,047
Realized gains (losses) on fund shares:	166,232	20,676	32,616	(5,308)	(6,987)
Realized gain distributions	729,990	6,793	36,738	—	—
Net realized gains (losses)	896,222	27,469	69,354	(5,308)	(6,987)
Change in unrealized gains (losses)	(20,140)	57,933	427,663	23,756	172,661
Net realized and change in
unrealized gains (losses) on investments	876,082	85,402	497,017	18,448	165,674
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$852,479	$82,244	$468,990	$23,852	$206,219
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.
	American	American	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Franchise	Franchise	American Value	American Value	Comstock
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$7,564,815	$1,395,790	$1,059,266	$1,701,998	$1,009,207
Due from (to) Allstate Life Insurance Company of New York	(1,077)	—	(359)	(167)	(592)
Total assets	$7,563,738	$1,395,790	$1,058,907	$1,701,831	$1,008,615
NET ASSETS
Accumulation units	$7,329,060	$1,395,790	$1,034,568	$1,608,399	$946,399
Contracts in payout (annuitization) period	234,678	—	24,339	93,432	62,216
Total net assets	$7,563,738	$1,395,790	$1,058,907	$1,701,831	$1,008,615
FUND SHARE INFORMATION
Number of shares	84,903	16,555	67,042	108,963	62,567
Cost of investments	$4,083,661	$722,658	$1,006,882	$1,620,842	$909,617
UNIT VALUE (1)
Lowest	$20.09	$31.87	$26.55	$23.73	$26.36
Highest	$56.60	$53.47	$36.16	$38.85	$31.34

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.
	American	American	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Franchise	Franchise	American Value	American Value	Comstock
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$4,663	$—	$8,552	$10,219	$22,605
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(76,025)	(16,756)	(12,684)	(21,015)	(11,211)
Administrative expense	(6,461)	(1,869)	(1,339)	(2,910)	(886)
Net investment income (loss)	(77,823)	(18,625)	(5,471)	(13,706)	10,508
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	835,651	211,379	113,352	259,065	124,554
Cost of investments sold	495,720	118,097	120,242	270,207	126,135
Realized gains (losses) on fund shares:	339,931	93,282	(6,890)	(11,142)	(1,581)
Realized gain distributions	486,545	89,120	9,114	15,595	24,799
Net realized gains (losses)	826,476	182,402	2,224	4,453	23,218
Change in unrealized gains (losses)	1,550,142	245,514	(2,836)	35,029	(58,886)
Net realized and change in
unrealized gains (losses) on investments	2,376,618	427,916	(612)	39,482	(35,668)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,298,795	$409,291	$(6,083)	$25,776	$(25,160)
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Comstock	Core Equity	Core Equity	Core Plus Bond	Core Plus Bond
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$5,263,828	$3,847,464	$29,001	$295,779	$1,971
Due from (to) Allstate Life Insurance Company of New York	(272)	1,425	—	(2)	—
Total assets	$5,263,556	$3,848,889	$29,001	$295,777	$1,971
NET ASSETS
Accumulation units	$5,127,300	$3,730,012	$29,001	$291,346	$1,971
Contracts in payout (annuitization) period	136,256	118,877	—	4,431	—
Total net assets	$5,263,556	$3,848,889	$29,001	$295,777	$1,971
FUND SHARE INFORMATION
Number of shares	327,556	126,437	958	42,681	286
Cost of investments	$4,744,463	$3,623,351	$26,662	$302,007	$2,110
UNIT VALUE (1)
Lowest	$20.25	$18.26	$21.03	$16.29	$15.49
Highest	$31.96	$43.62	$27.70	$20.38	$16.87

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Comstock	Core Equity	Core Equity	Core Plus Bond	Core Plus Bond
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$104,428	$47,537	$281	$5,363	$34
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(69,413)	(42,651)	(394)	(4,499)	(29)
Administrative expense	(8,751)	(3,580)	(36)	(363)	(1)
Net investment income (loss)	26,264	1,306	(149)	501	4
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	850,227	545,542	1,194	159,542	31
Cost of investments sold	855,407	481,305	991	158,780	33
Realized gains (losses) on fund shares:	(5,180)	64,237	203	762	(2)
Realized gain distributions	129,844	820,042	6,065	1,529	10
Net realized gains (losses)	124,664	884,279	6,268	2,291	8
Change in unrealized gains (losses)	(304,498)	(468,633)	(3,094)	28,691	127
Net realized and change in
unrealized gains (losses) on investments	(179,834)	415,646	3,174	30,982	135
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(153,570)	$416,952	$3,025	$31,483	$139
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Diversified	Diversified	Equity	Equity	Global
	Dividend	Dividend	and Income	and Income	Core Equity
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$5,154,232	$584,591	$1,388,387	$1,185,809	$1,137,071
Due from (to) Allstate Life Insurance Company of New York	1,234	—	(99)	(165)	357
Total assets	$5,155,466	$584,591	$1,388,288	$1,185,644	$1,137,428
NET ASSETS
Accumulation units	$4,919,859	$584,591	$1,283,098	$1,172,020	$1,106,669
Contracts in payout (annuitization) period	235,607	—	105,190	13,624	30,759
Total net assets	$5,155,466	$584,591	$1,388,288	$1,185,644	$1,137,428
FUND SHARE INFORMATION
Number of shares	200,398	22,907	77,434	66,544	98,962
Cost of investments	$3,791,001	$383,289	$1,265,464	$996,257	$835,133
UNIT VALUE (1)
Lowest	$26.36	$21.11	$16.51	$17.29	$22.27
Highest	$83.78	$28.30	$40.01	$30.57	$40.07

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Diversified	Diversified	Equity	Equity	Global
	Dividend	Dividend	and Income	and Income	Core Equity
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$147,828	$15,368	$30,812	$23,529	$13,407
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(60,244)	(7,265)	(15,027)	(15,120)	(12,261)
Administrative expense	(4,858)	(672)	(1,241)	(1,899)	(975)
Net investment income (loss)	82,726	7,431	14,544	6,510	171
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	648,829	40,830	123,390	83,712	50,806
Cost of investments sold	511,849	27,636	123,052	78,051	44,760
Realized gains (losses) on fund shares:	136,980	13,194	338	5,661	6,046
Realized gain distributions	122,939	14,008	56,760	48,641	—
Net realized gains (losses)	259,919	27,202	57,098	54,302	6,046
Change in unrealized gains (losses)	(479,062)	(46,224)	31,571	22,472	110,747
Net realized and change in
unrealized gains (losses) on investments	(219,143)	(19,022)	88,669	76,774	116,793
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(136,417)	$(11,591)	$103,213	$83,284	$116,964
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Government	Government	Government	Growth
	Core Equity	Money Market	Money Market	Securities	and Income
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$215,110	$209,090	$15	$807,126	$3,119,142
Due from (to) Allstate Life Insurance Company of New York	—	14	—	—	(73)
Total assets	$215,110	$209,104	$15	$807,126	$3,119,069
NET ASSETS
Accumulation units	$215,110	$207,616	$15	$807,126	$3,062,452
Contracts in payout (annuitization) period	—	1,488	—	—	56,617
Total net assets	$215,110	$209,104	$15	$807,126	$3,119,069
FUND SHARE INFORMATION
Number of shares	18,705	209,091	15	67,038	166,799
Cost of investments	$157,304	$209,090	$15	$801,097	$3,117,637
UNIT VALUE (1)
Lowest	$19.20	$8.87	$8.55	$14.16	$21.59
Highest	$23.81	$11.38	$9.32	$19.16	$36.02

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Government	Government	Government	Growth
	Core Equity	Money Market	Money Market	Securities	and Income
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$2,068	$637	$—	$19,561	$57,088
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(2,514)	(2,852)	—	(9,583)	(37,952)
Administrative expense	(262)	(215)	—	(818)	(5,387)
Net investment income (loss)	(708)	(2,430)	—	9,160	13,749
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	11,218	10,676	—	124,107	533,342
Cost of investments sold	9,098	10,676	—	122,688	608,346
Realized gains (losses) on fund shares:	2,120	—	—	1,419	(75,004)
Realized gain distributions	—	—	—	—	48,190
Net realized gains (losses)	2,120	—	—	1,419	(26,814)
Change in unrealized gains (losses)	20,743	—	—	28,973	41,969
Net realized and change in
unrealized gains (losses) on investments	22,863	—	—	30,392	15,155
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$22,155	$(2,430)	$—	$39,552	$28,904
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	International	International	Managed
	High Yield	High Yield	Growth	Growth	Volatility
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$1,035,153	$370,270	$1,978,065	$324,361	$190,851
Due from (to) Allstate Life Insurance Company of New York	—	(107)	(213)	—	—
Total assets	$1,035,153	$370,163	$1,977,852	$324,361	$190,851
NET ASSETS
Accumulation units	$1,033,756	$358,364	$1,949,032	$324,361	$190,851
Contracts in payout (annuitization) period	1,397	11,799	28,820	—	—
Total net assets	$1,035,153	$370,163	$1,977,852	$324,361	$190,851
FUND SHARE INFORMATION
Number of shares	196,797	71,206	46,521	7,745	16,340
Cost of investments	$1,065,181	$398,733	$1,199,271	$228,397	$218,695
UNIT VALUE (1)
Lowest	$18.80	$11.41	$19.50	$13.54	$27.24
Highest	$34.79	$24.92	$37.15	$30.40	$30.11

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	International	International	Managed
	High Yield	High Yield	Growth	Growth	Volatility
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$58,383	$21,907	$41,436	$6,035	$3,909
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(11,541)	(5,895)	(20,229)	(3,946)	(2,220)
Administrative expense	(973)	(673)	(1,720)	(280)	(183)
Net investment income (loss)	45,869	15,339	19,487	1,809	1,506
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	40,196	46,285	118,169	12,035	14,909
Cost of investments sold	44,200	51,657	85,035	9,182	17,605
Realized gains (losses) on fund shares:	(4,004)	(5,372)	33,134	2,853	(2,696)
Realized gain distributions	—	—	39,920	6,578	4,238
Net realized gains (losses)	(4,004)	(5,372)	73,054	9,431	1,542
Change in unrealized gains (losses)	(23,517)	(6,021)	123,478	24,040	(8,941)
Net realized and change in
unrealized gains (losses) on investments	(27,521)	(11,393)	196,532	33,471	(7,399)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$18,348	$3,946	$216,019	$35,280	$(5,893)
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Managed	Mid Cap	Mid Cap	Mid Cap	Mid Cap
	Volatility	Core Equity	Core Equity	Growth	Growth
	Series II	Series I	Series II	Series I*	Series II*
ASSETS
Investments, at fair value	$16,560	$418,953	$71,467	$—	$—
Due from (to) Allstate Life Insurance Company of New York	—	(10)	—	—	—
Total assets	$16,560	$418,943	$71,467	$—	$—
NET ASSETS
Accumulation units	$16,560	$418,029	$71,467	$—	$—
Contracts in payout (annuitization) period	—	914	—	—	—
Total net assets	$16,560	$418,943	$71,467	$—	$—
FUND SHARE INFORMATION
Number of shares	1,435	39,636	6,979	—	—
Cost of investments	$20,077	$465,202	$81,709	$—	$—
UNIT VALUE (1)
Lowest	25.91	$25.25	$22.55	—	$—
Highest	$27.93	$35.10	$28.39	—	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Managed	Mid Cap	Mid Cap	Mid Cap	Mid Cap
	Volatility	Core Equity	Core Equity	Growth	Growth
	Series II	Series I	Series II	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$286	$2,752	$305	$—	$—
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(242)	(4,612)	(978)	(2,396)	(2,424)
Administrative expense	(15)	(375)	(71)	(189)	(312)
Net investment income (loss)	29	(2,235)	(744)	(2,585)	(2,736)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	254	30,422	9,184	576,349	551,421
Cost of investments sold	325	34,442	10,253	709,465	684,491
Realized gains (losses) on fund shares:	(71)	(4,020)	(1,069)	(133,116)	(133,070)
Realized gain distributions	366	77,896	13,172	153,597	163,773
Net realized gains (losses)	295	73,876	12,103	20,481	30,703
Change in unrealized gains (losses)	(690)	(41,523)	(6,674)	(60,288)	(60,950)
Net realized and change in
unrealized gains (losses) on investments	(395)	32,353	5,429	(39,807)	(30,247)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(366)	$30,118	$4,685	$(42,392)	$(32,983)
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Value
	S&P 500 Index	S&P 500 Index	Technology	Technology	Opportunities
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$2,634,254	$2,366,914	$561,272	$29,821	$1,192,349
Due from (to) Allstate Life Insurance Company of New York	515	—	3	—	(974)
Total assets	$2,634,769	$2,366,914	$561,275	$29,821	$1,191,375
NET ASSETS
Accumulation units	$2,489,503	$2,366,914	$560,992	$29,821	$1,051,718
Contracts in payout (annuitization) period	145,266	—	283	—	139,657
Total net assets	$2,634,769	$2,366,914	$561,275	$29,821	$1,191,375
FUND SHARE INFORMATION
Number of shares	129,830	117,465	15,356	874	212,162
Cost of investments	$1,993,603	$1,606,462	$361,103	$16,216	$1,409,986
UNIT VALUE (1)
Lowest	$34.56	$25.75	$45.17	$42.90	$18.21
Highest	$42.36	$42.31	$49.93	$46.25	$22.08

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Value
	S&P 500 Index	S&P 500 Index	Technology	Technology	Opportunities
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$39,284	$30,181	$—	$—	$3,936
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(30,643)	(31,879)	(5,478)	(379)	(11,544)
Administrative expense	(2,327)	(3,405)	(424)	(24)	(973)
Net investment income (loss)	6,314	(5,103)	(5,902)	(403)	(8,581)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	509,420	63,420	17,212	399	85,138
Cost of investments sold	450,957	46,392	9,995	236	121,716
Realized gains (losses) on fund shares:	58,463	17,028	7,217	163	(36,578)
Realized gain distributions	157,255	142,754	42,493	2,398	44,637
Net realized gains (losses)	215,718	159,782	49,710	2,561	8,059
Change in unrealized gains (losses)	137,586	166,514	112,942	6,882	44,408
Net realized and change in
unrealized gains (losses) on investments	353,304	326,296	162,652	9,443	52,467
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$359,618	$321,193	$156,750	$9,040	$43,886
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.
	Value		Lord Abbet	Lord Abbet	Lord Abbet
	Opportunities	Lord Abbet	Fundamental	Growth	Growth
	Series II	Bond Debenture*	Equity	and Income	Opportunities
ASSETS
Investments, at fair value	$165,669	$2,092,987	$742,222	$943,314	$1,186,054
Due from (to) Allstate Life Insurance Company of New York	—	(104)	16	36	(42)
Total assets	$165,669	$2,092,883	$742,238	$943,350	$1,186,012
NET ASSETS
Accumulation units	$165,056	$2,023,354	$733,430	$932,941	$1,169,367
Contracts in payout (annuitization) period	613	69,529	8,808	10,409	16,645
Total net assets	$165,669	$2,092,883	$742,238	$943,350	$1,186,012
FUND SHARE INFORMATION
Number of shares	29,531	167,573	44,685	26,998	72,144
Cost of investments	$190,541	$1,989,424	$723,778	$804,261	$948,248
UNIT VALUE (1)
Lowest	$16.59	$20.50	$23.67	$19.47	$41.57
Highest	$23.18	$23.17	$27.26	$22.61	$48.26

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.
	Value		Lord Abbet	Lord Abbet	Lord Abbet
	Opportunities	Lord Abbet	Fundamental	Growth	Growth
	Series II	Bond Debenture*	Equity	and Income	Opportunities
NET INVESTMENT INCOME (LOSS)
Dividends	$123	$74,355	$8,458	$14,711	$—
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(1,910)	(25,465)	(8,532)	(11,062)	(13,529)
Administrative expense	(183)	(3,746)	(1,263)	(1,622)	(1,986)
Net investment income (loss)	(1,970)	45,144	(1,337)	2,027	(15,515)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	10,602	287,219	50,021	64,549	249,364
Cost of investments sold	13,102	289,194	56,563	59,387	222,172
Realized gains (losses) on fund shares:	(2,500)	(1,975)	(6,542)	5,162	27,192
Realized gain distributions	6,324	—	1,114	—	116,735
Net realized gains (losses)	3,824	(1,975)	(5,428)	5,162	143,927
Change in unrealized gains (losses)	9,019	60,843	10,577	12,593	222,355
Net realized and change in
unrealized gains (losses) on investments	12,843	58,868	5,149	17,755	366,282
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$10,873	$104,012	$3,812	$19,782	$350,767
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

					MFS VIT
	Lord Abbet	MFS VIT	MFS VIT	MFS VIT	Total Return
	Mid Cap	High Yield	Investors Trust	New Discovery	Bond
	Stock	Initial Class	Initial Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$1,682,360	$152,086	$148,899	$333,437	$247,854
Due from (to) Allstate Life Insurance Company of New York	126	—	—	(230)	—
Total assets	$1,682,486	$152,086	$148,899	$333,207	$247,854
NET ASSETS
Accumulation units	$1,645,111	$152,086	$148,899	$306,995	$247,854
Contracts in payout (annuitization) period	37,375	—	—	26,212	—
Total net assets	$1,682,486	$152,086	$148,899	$333,207	$247,854
FUND SHARE INFORMATION
Number of shares	69,836	26,776	4,073	12,368	17,553
Cost of investments	$1,449,020	$160,308	$90,563	$217,072	$216,444
UNIT VALUE (1)
Lowest	$18.47	$23.60	$28.06	$41.60	$22.95
Highest	$21.74	$23.60	$28.06	$41.60	$22.95

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

					MFS VIT
	Lord Abbet	MFS VIT	MFS VIT	MFS VIT	Total Return
	Mid Cap	High Yield	Investors Trust	New Discovery	Bond
	Stock	Initial Class	Initial Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$16,994	$9,411	$826	$—	$8,768
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(19,991)	(2,068)	(1,514)	(3,054)	(2,900)
Administrative expense	(2,894)	(180)	(132)	(266)	(252)
Net investment income (loss)	(5,891)	7,163	(820)	(3,320)	5,616
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	271,506	109,443	9,957	72,028	41,804
Cost of investments sold	266,133	117,503	6,983	65,515	36,753
Realized gains (losses) on fund shares:	5,373	(8,060)	2,974	6,513	5,051
Realized gain distributions	—	—	3,950	24,067	—
Net realized gains (losses)	5,373	(8,060)	6,924	30,580	5,051
Change in unrealized gains (losses)	35,640	5,176	9,648	69,643	7,454
Net realized and change in
unrealized gains (losses) on investments	41,013	(2,884)	16,572	100,223	12,505
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$35,122	$4,279	$15,752	$96,903	$18,121
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Class I	Class II	Class II	Class I	Class II
ASSETS
Investments, at fair value	$721,311	$3,093,399	$1,013,292	$228,062	$60,795
Due from (to) Allstate Life Insurance Company of New York	—	(159)	(110)	—	—
Total assets	$721,311	$3,093,240	$1,013,182	$228,062	$60,795
NET ASSETS
Accumulation units	$721,311	$3,058,062	$1,001,122	$228,062	$60,795
Contracts in payout (annuitization) period	—	35,178	12,060	—	—
Total net assets	$721,311	$3,093,240	$1,013,182	$228,062	$60,795
FUND SHARE INFORMATION
Number of shares	24,460	108,922	132,111	12,863	3,442
Cost of investments	$294,400	$1,387,002	$1,051,058	$171,477	$46,477
UNIT VALUE (1)
Lowest	$109.49	$65.61	$18.53	$28.21	$39.96
Highest	$134.05	$144.99	$31.38	$40.59	$44.49

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Class I	Class II	Class II	Class I	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$44,599	$3,075	$697
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(7,299)	(32,656)	(12,567)	(3,233)	(704)
Administrative expense	(532)	(4,239)	(1,865)	(240)	(99)
Net investment income (loss)	(7,831)	(36,895)	30,167	(398)	(106)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	200,395	811,921	110,430	132,032	5,961
Cost of investments sold	144,835	484,714	120,197	142,221	5,464
Realized gains (losses) on fund shares:	55,560	327,207	(9,767)	(10,189)	497
Realized gain distributions	55,128	237,868	—	3,732	882
Net realized gains (losses)	110,688	565,075	(9,767)	(6,457)	1,379
Change in unrealized gains (losses)	364,705	1,525,898	17,105	4,800	5,342
Net realized and change in
unrealized gains (losses) on investments	475,393	2,090,973	7,338	(1,657)	6,721
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$467,562	$2,054,078	$37,505	$(2,055)	$6,615
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	VIF Global
	Franchise	Infrastructure	Infrastructure	Strategist	Strategist
	Class II	Class I	Class II	Class I	Class II
ASSETS
Investments, at fair value	$2,265,278	$1,443,716	$89,098	$1,686,144	$247,437
Due from (to) Allstate Life Insurance Company of New York	(182)	455	—	413	—
Total assets	$2,265,096	$1,444,171	$89,098	$1,686,557	$247,437
NET ASSETS
Accumulation units	$2,240,393	$1,338,676	$89,098	$1,527,297	$247,437
Contracts in payout (annuitization) period	24,703	105,495	—	159,260	—
Total net assets	$2,265,096	$1,444,171	$89,098	$1,686,557	$247,437
FUND SHARE INFORMATION
Number of shares	180,356	186,046	11,571	153,425	22,638
Cost of investments	$2,389,420	$1,514,427	$94,986	$1,552,741	$227,909
UNIT VALUE (1)
Lowest	$35.01	$36.65	$18.85	$16.32	$16.91
Highest	$55.55	$79.16	$37.12	$76.95	$22.61

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	VIF Global
	Franchise	Infrastructure	Infrastructure	Strategist	Strategist
	Class II	Class I	Class II	Class I	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$18,294	$25,978	$1,208	$22,803	$2,892
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(30,234)	(18,933)	(1,139)	(19,841)	(3,320)
Administrative expense	(4,109)	(1,513)	(90)	(1,567)	(294)
Net investment income (loss)	(16,049)	5,532	(21)	1,395	(722)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	468,561	339,948	2,464	271,985	27,792
Cost of investments sold	512,585	384,871	2,735	284,068	27,715
Realized gains (losses) on fund shares:	(44,024)	(44,923)	(271)	(12,083)	77
Realized gain distributions	222,478	23,931	1,323	116,689	16,036
Net realized gains (losses)	178,454	(20,992)	1,052	104,606	16,113
Change in unrealized gains (losses)	76,248	(53,854)	(3,747)	26,411	2,889
Net realized and change in
unrealized gains (losses) on investments	254,702	(74,846)	(2,695)	131,017	19,002
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$238,653	$(69,314)	$(2,716)	$132,412	$18,280
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

			Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley
	VIF Growth	VIF Growth	Real Estate	Real Estate	VIS Income Plus
	Class I	Class II	Class I	Class II	Class X Shares
ASSETS
Investments, at fair value	$18,306,698	$3,303,287	$114,558	$1,749,899	$2,268,178
Due from (to) Allstate Life Insurance Company of New York	8,266	—	125	(121)	1,802
Total assets	$18,314,964	$3,303,287	$114,683	$1,749,778	$2,269,980
NET ASSETS
Accumulation units	$17,094,515	$3,299,813	$105,247	$1,699,607	$2,039,291
Contracts in payout (annuitization) period	1,220,449	3,474	9,436	50,171	230,689
Total net assets	$18,314,964	$3,303,287	$114,683	$1,749,778	$2,269,980
FUND SHARE INFORMATION
Number of shares	260,668	50,757	6,689	102,754	185,460
Cost of investments	$9,428,178	$1,621,682	$104,922	$1,646,418	$2,024,029
UNIT VALUE (1)
Lowest	$22.74	$22.42	$33.39	$16.48	$26.01
Highest	$123.92	$125.49	$40.59	$35.54	$69.62

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley
	VIF Growth	VIF Growth	Real Estate	Real Estate	VIS Income Plus
	Class I	Class II	Class I	Class II	Class X Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$3,402	$43,156	$69,744
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(168,022)	(37,775)	(1,596)	(22,143)	(27,718)
Administrative expense	(14,244)	(4,185)	(119)	(3,269)	(2,147)
Net investment income (loss)	(182,266)	(41,960)	1,687	17,744	39,879
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,899,561	685,615	21,313	322,641	207,794
Cost of investments sold	1,345,234	455,259	20,254	324,117	192,889
Realized gains (losses) on fund shares:	554,327	230,356	1,059	(1,476)	14,905
Realized gain distributions	1,395,704	298,584	3,378	48,125	43,269
Net realized gains (losses)	1,950,031	528,940	4,437	46,649	58,174
Change in unrealized gains (losses)	8,470,694	1,499,493	(36,029)	(446,042)	86,585
Net realized and change in
unrealized gains (losses) on investments	10,420,725	2,028,433	(31,592)	(399,393)	144,759
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$10,238,459	$1,986,473	$(29,905)	$(381,649)	$184,638
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

		PIMCO VIT
		Commodity	PIMCO VIT
	Morgan Stanley	RealReturn®	Emerging	PIMCO VIT	PIMCO VIT
	VIS Income Plus	Strategy	Markets Bond	Real Return	Total Return
	Class Y Shares	Advisor Class	Advisor Class	Advisor Class	Advisor Class
ASSETS
Investments, at fair value	$919,976	$1,330	$6,186	$134,464	$211,448
Due from (to) Allstate Life Insurance Company of New York	(114)	—	—	(114)	—
Total assets	$919,862	$1,330	$6,186	$134,350	$211,448
NET ASSETS
Accumulation units	$903,248	$1,330	$6,186	$120,650	$211,448
Contracts in payout (annuitization) period	16,614	—	—	13,700	—
Total net assets	$919,862	$1,330	$6,186	$134,350	$211,448
FUND SHARE INFORMATION
Number of shares	75,346	217	460	9,660	18,244
Cost of investments	$819,232	$2,726	$6,061	$122,514	$200,510
UNIT VALUE (1)
Lowest	$19.00	$5.02	$17.96	$14.35	$16.07
Highest	$24.81	$5.49	$19.64	$15.69	$17.57

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		PIMCO VIT
		Commodity	PIMCO VIT
	Morgan Stanley	RealReturn®	Emerging	PIMCO VIT	PIMCO VIT
	VIS Income Plus	Strategy	Markets Bond	Real Return	Total Return
	Class Y Shares	Advisor Class	Advisor Class	Advisor Class	Advisor Class
NET INVESTMENT INCOME (LOSS)
Dividends	$26,247	$72	$486	$1,675	$4,473
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(12,250)	(16)	(134)	(1,619)	(3,208)
Administrative expense	(1,176)	(3)	(19)	(243)	(420)
Net investment income (loss)	12,821	53	333	(187)	845
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	122,530	21	10,524	16,036	33,063
Cost of investments sold	111,770	51	11,137	15,539	31,659
Realized gains (losses) on fund shares:	10,760	(30)	(613)	497	1,404
Realized gain distributions	17,654	—	—	—	2,522
Net realized gains (losses)	28,414	(30)	(613)	497	3,926
Change in unrealized gains (losses)	31,201	(29)	163	11,774	9,868
Net realized and change in
unrealized gains (losses) on investments	59,615	(59)	(450)	12,271	13,794
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$72,436	$(6)	$(117)	$12,084	$14,639
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

		Putnam VT
	Putnam VT	Emerging		Putnam VT	Putnam VT
	Diversified	Markets	Putnam VT	George Putnam	Global
	Income	Equity Fund	Equity Income	Balanced	Asset Allocation
	Class IB	Class IB*	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$1,193,623	$632,323	$13,956,159	$3,538,183	$2,015,002
Due from (to) Allstate Life Insurance Company of New York	(4,041)	(344)	(62,319)	808	56
Total assets	$1,189,582	$631,979	$13,893,840	$3,538,991	$2,015,058
NET ASSETS
Accumulation units	$1,143,212	$622,063	$13,082,766	$3,468,740	$1,997,181
Contracts in payout (annuitization) period	46,370	9,916	811,074	70,251	17,877
Total net assets	$1,189,582	$631,979	$13,893,840	$3,538,991	$2,015,058
FUND SHARE INFORMATION
Number of shares	209,041	25,528	547,086	251,649	109,096
Cost of investments	$1,452,226	$450,952	$11,122,016	$2,474,095	$1,645,678
UNIT VALUE (1)
Lowest	$19.75	$10.86	$13.46	$18.52	$21.16
Highest	$21.11	$22.66	$41.69	$26.35	$31.46

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Putnam VT
	Putnam VT	Emerging		Putnam VT	Putnam VT
	Diversified	Markets	Putnam VT	George Putnam	Global
	Income	Equity Fund	Equity Income	Balanced	Asset Allocation
	Class IB	Class IB*	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$100,182	$195	$226,090	$40,188	$34,761
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(16,391)	(6,667)	(168,116)	(44,674)	(25,285)
Administrative expense	—	—	(6,062)	(2,200)	(1,978)
Net investment income (loss)	83,791	(6,472)	51,912	(6,686)	7,498
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	312,872	107,558	1,975,721	536,104	298,094
Cost of investments sold	401,248	102,827	1,779,753	414,420	273,282
Realized gains (losses) on fund shares:	(88,376)	4,731	195,968	121,684	24,812
Realized gain distributions	—	—	910,323	193,370	35,872
Net realized gains (losses)	(88,376)	4,731	1,106,291	315,054	60,684
Change in unrealized gains (losses)	(36,774)	131,733	(650,934)	128,488	118,418
Net realized and change in
unrealized gains (losses) on investments	(125,150)	136,464	455,357	443,542	179,102
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(41,359)	$129,992	$507,269	$436,856	$186,600
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

		Putnam VT	Putnam VT	Putnam VT
	Putnam VT	Global	Government	Growth	Putnam VT
	Global Equity	Health Care	Money Market	Opportunities	High Yield
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$2,048,621	$2,048,301	$6,117,681	$11,206,977	$2,244,671
Due from (to) Allstate Life Insurance Company of New York	(504)	(1,206)	831	(2,416)	(84)
Total assets	$2,048,117	$2,047,095	$6,118,512	$11,204,561	$2,244,587
NET ASSETS
Accumulation units	$2,001,865	$2,015,015	$5,910,348	$11,003,736	$2,216,482
Contracts in payout (annuitization) period	46,252	32,080	208,164	200,825	28,105
Total net assets	$2,048,117	$2,047,095	$6,118,512	$11,204,561	$2,244,587
FUND SHARE INFORMATION
Number of shares	96,225	118,605	6,117,681	770,239	360,300
Cost of investments	$1,495,770	$1,673,617	$6,117,681	$6,609,929	$2,330,283
UNIT VALUE (1)
Lowest	$11.17	$31.70	$8.38	$18.57	$19.36
Highest	$18.36	$43.86	$10.52	$24.88	$30.84

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Putnam VT	Putnam VT	Putnam VT
	Putnam VT	Global	Government	Growth	Putnam VT
	Global Equity	Health Care	Money Market	Opportunities	High Yield
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$3,263	$9,360	$10,949	$3,802	$125,561
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(24,310)	(25,073)	(74,932)	(123,889)	(28,326)
Administrative expense	(238)	(449)	(10,175)	(3,012)	(2,850)
Net investment income (loss)	(21,285)	(16,162)	(74,158)	(123,099)	94,385
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	269,806	236,466	1,649,079	2,095,787	304,205
Cost of investments sold	228,622	213,051	1,649,079	1,482,693	335,443
Realized gains (losses) on fund shares:	41,184	23,415	—	613,094	(31,238)
Realized gain distributions	16,527	176,375	—	537,575	—
Net realized gains (losses)	57,711	199,790	—	1,150,669	(31,238)
Change in unrealized gains (losses)	110,360	83,753	—	2,158,610	10,417
Net realized and change in
unrealized gains (losses) on investments	168,071	283,543	—	3,309,279	(20,821)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$146,786	$267,381	$(74,158)	$3,186,180	$73,564
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

		Putnam VT	Putnam VT	Putnam VT
	Putnam VT	International	International	Mortgage	Putnam VT
	Income	Equity	Value	Securities	Multi-Cap Core
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$5,317,836	$3,465,568	$502,445	$1,024,824	$4,707,291
Due from (to) Allstate Life Insurance Company of New York	222	(1,712)	139	(90)	(1,977)
Total assets	$5,318,058	$3,463,856	$502,584	$1,024,734	$4,705,314
NET ASSETS
Accumulation units	$5,143,949	$3,409,591	$494,308	$993,602	$4,591,194
Contracts in payout (annuitization) period	174,109	54,265	8,276	31,132	114,120
Total net assets	$5,318,058	$3,463,856	$502,584	$1,024,734	$4,705,314
FUND SHARE INFORMATION
Number of shares	464,035	210,289	49,115	113,491	218,334
Cost of investments	$5,295,171	$2,915,686	$544,403	$1,187,439	$3,001,485
UNIT VALUE (1)
Lowest	$15.82	$12.58	$13.65	$17.07	$17.98
Highest	$22.22	$25.41	$16.26	$19.14	$43.23

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Putnam VT	Putnam VT	Putnam VT
	Putnam VT	International	International	Mortgage	Putnam VT
	Income	Equity	Value	Securities	Multi-Cap Core
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$243,062	$53,098	$11,225	$100,665	$39,356
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(67,143)	(40,761)	(6,009)	(13,634)	(54,885)
Administrative expense	(6,845)	(2,652)	—	—	(625)
Net investment income (loss)	169,074	9,685	5,216	87,031	(16,154)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,021,051	581,832	50,968	196,309	639,531
Cost of investments sold	1,046,901	594,641	59,134	229,941	467,040
Realized gains (losses) on fund shares:	(25,850)	(12,809)	(8,166)	(33,632)	172,491
Realized gain distributions	45,109	—	6,594	—	171,288
Net realized gains (losses)	19,259	(12,809)	(1,572)	(33,632)	343,779
Change in unrealized gains (losses)	20,841	295,226	10,061	(89,653)	323,135
Net realized and change in
unrealized gains (losses) on investments	40,100	282,417	8,489	(123,285)	666,914
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$209,174	$292,102	$13,705	$(36,254)	$650,760
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

		Putnam VT		Putnam VT	Putnam VT
	Putnam VT	Small Cap	Putnam VT	Sustainable	Sustainable
	Research	Growth	Small Cap Value	Future	Leaders
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$1,555,269	$218,388	$1,787,487	$504,222	$8,747,956
Due from (to) Allstate Life Insurance Company of New York	80	—	(283)	(1)	(8,490)
Total assets	$1,555,349	$218,388	$1,787,204	$504,221	$8,739,466
NET ASSETS
Accumulation units	$1,511,529	$217,775	$1,758,384	$502,182	$8,628,619
Contracts in payout (annuitization) period	43,820	613	28,820	2,039	110,847
Total net assets	$1,555,349	$218,388	$1,787,204	$504,221	$8,739,466
FUND SHARE INFORMATION
Number of shares	50,726	9,570	178,570	21,429	197,560
Cost of investments	$818,628	$158,447	$2,270,580	$335,828	$5,423,744
UNIT VALUE (1)
Lowest	$23.65	$50.29	$25.14	$56.46	$17.59
Highest	$45.97	$54.02	$43.53	$60.65	$60.48

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Putnam VT		Putnam VT	Putnam VT
	Putnam VT	Small Cap	Putnam VT	Sustainable	Sustainable
	Research	Growth	Small Cap Value	Future	Leaders
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$8,645	$—	$16,668	$426	$32,315
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(19,007)	(2,509)	(18,949)	(5,235)	(98,741)
Administrative expense	(195)	—	(212)	—	(698)
Net investment income (loss)	(10,557)	(2,509)	(2,493)	(4,809)	(67,124)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	311,555	27,083	194,546	35,707	979,286
Cost of investments sold	179,362	25,130	355,840	30,612	709,292
Realized gains (losses) on fund shares:	132,193	1,953	(161,294)	5,095	269,994
Realized gain distributions	165,059	6,763	—	23,272	676,696
Net realized gains (losses)	297,252	8,716	(161,294)	28,367	946,690
Change in unrealized gains (losses)	(38,328)	66,095	149,364	150,657	1,036,901
Net realized and change in
unrealized gains (losses) on investments	258,924	74,811	(11,930)	179,024	1,983,591
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$248,367	$72,302	$(14,423)	$174,215	$1,916,467
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2020

	Templeton		Wells Fargo VT
	Developing	Templeton	Index	Wells Fargo VT	Franklin
	Markets	Foreign	Asset Allocation	Opportunity	Flex Cap Growth
	VIP Class 2	VIP Class 2	Class 2	Class 2	VIP Class 2
ASSETS
Investments, at fair value	$1,017,575	$4,777,483	$176,012	$37,367	$26,103
Due from (to) Allstate Life Insurance Company of New York	—	(283)	—	—	—
Total assets	$1,017,575	$4,777,200	$176,012	$37,367	$26,103
NET ASSETS
Accumulation units	$1,017,575	$4,678,196	$176,012	$37,367	$26,103
Contracts in payout (annuitization) period	—	99,004	—	—	—
Total net assets	$1,017,575	$4,777,200	$176,012	$37,367	$26,103
FUND SHARE INFORMATION
Number of shares	87,421	359,750	8,044	1,261	2,390
Cost of investments	$799,935	$4,965,779	$118,850	$25,934	$24,806
UNIT VALUE (1)
Lowest	$21.29	$13.01	$28.04	18.44	38.46
Highest	$49.08	$22.60	$28.04	18.44	42.31

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Templeton		Wells Fargo VT
	Developing	Templeton	Index	Wells Fargo VT	Franklin
	Markets	Foreign	Asset Allocation	Opportunity	Flex Cap Growth
	VIP Class 2	VIP Class 2	Class 2	Class 2	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$36,406	$144,644	$1,309	$144	$—
Charges from Allstate Life
Insurance Company of New York:
Mortality and expense risk	(11,959)	(55,546)	(1,886)	(376)	(52)
Administrative expense	(1,668)	(7,939)	(163)	(33)	(6)
Net investment income (loss)	22,779	81,159	(740)	(265)	(58)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	196,809	661,710	22,268	3,378	202
Cost of investments sold	174,936	750,911	18,202	2,617	193
Realized gains (losses) on fund shares:	21,873	(89,201)	4,066	761	9
Realized gain distributions	22,847	—	12,586	2,482	—
Net realized gains (losses)	44,720	(89,201)	16,652	3,243	9
Change in unrealized gains (losses)	72,844	(12,821)	3,243	3,251	1,297
Net realized and change in
unrealized gains (losses) on investments	117,564	(102,022)	19,895	6,494	1,306
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$140,343	$(20,863)	$19,155	$6,229	$1,248
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	AST
	VPS Growth	VPS International	VPS Large	VPS Small/	Academic
	& Income	Value	Cap Growth	Mid Value	Strategies
	Class B	Class B	Class B	Class B	Asset Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,104)	$(267)	$(29,073)	$(3,545)	$(529)
Net realized gains (losses)	83,651	(5,243)	155,691	13,094	744
Change in unrealized gains (losses)	(91,900)	5,485	355,898	(5,159)	341
Increase (decrease) in net assets from operations	(11,353)	(25)	482,516	4,390	556
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(22,870)	(7,729)	(43,931)	—	—
Payments on termination	(53,024)	(1,304)	2,752	(10,137)	(1,203)
Contract maintenance charge	(3,521)	(634)	(4,668)	(2,040)	(60)
Transfers among the sub-accounts and with the
Fixed Account - net	(88,204)	836	(177,394)	1,935	(1)
Increase (decrease) in net assets from contract
transactions	(167,619)	(8,831)	(223,241)	(10,242)	(1,264)
INCREASE (DECREASE) IN NET ASSETS	(178,972)	(8,856)	259,275	(5,852)	(708)
NET ASSETS AT BEGINNING OF PERIOD	1,659,177	166,255	1,730,749	422,347	30,820
NET ASSETS AT END OF PERIOD	$1,480,205	$157,399	$1,990,024	$416,495	$30,112

UNITS OUTSTANDING
Units outstanding at beginning of period	60,652	15,892	58,783	11,128	2,528
Units issued	1,335	569	957	166	—
Units redeemed	(8,527)	(1,475)	(11,650)	(449)	(119)
Units outstanding at end of period	53,460	14,986	48,090	10,845	2,409

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of the Funds during 2020.
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			AST
		AST	Fidelity		AST
	AST	Capital Growth	Institutional	AST	J.P. Morgan
	Advanced	Asset	AMSM	International	Strategic
	Strategies	Allocation	Quantitative	Growth	Opportunities
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(362)	$(43)	$(159)	$(29)	$(280)
Net realized gains (losses)	192	(435)	35	22	102
Change in unrealized gains (losses)	2,064	(1,193)	781	584	1,723
Increase (decrease) in net assets from operations	1,894	(1,671)	657	577	1,545
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	—	—	—
Payments on termination	—	(985)	—	—	—
Contract maintenance charge	(17)	—	(9)	(4)	(13)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(7,391)	—	(1)	(1)
Increase (decrease) in net assets from contract
transactions	(18)	(8,376)	(9)	(5)	(14)
INCREASE (DECREASE) IN NET ASSETS	1,876	(10,047)	648	572	1,531
NET ASSETS AT BEGINNING OF PERIOD	21,595	10,047	9,564	1,960	16,375
NET ASSETS AT END OF PERIOD	$23,471	$—	$10,212	$2,532	$17,906

UNITS OUTSTANDING
Units outstanding at beginning of period	1,237	458	695	150	1,175
Units issued	—	421	1	—	—
Units redeemed	(2)	(879)	(1)	—	(2)
Units outstanding at end of period	1,235	—	695	150	1,173
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			AST
	AST		Neuberger	AST	AST
	Loomis Sayles	AST	Berman/LSV	Preservation	Prudential
	Large-Cap	Mid-Cap	Mid-Cap	Asset	Growth
	Growth	Growth	Value	Allocation	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(128)	$(67)	$(65)	$(2,049)	$(1,266)
Net realized gains (losses)	105	33	37	11,588	(1,506)
Change in unrealized gains (losses)	2,509	1,522	(153)	724	1,024
Increase (decrease) in net assets from operations	2,486	1,488	(181)	10,263	(1,748)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	—	—	—
Payments on termination	—	—	—	—	—
Contract maintenance charge	(19)	(10)	(10)	(180)	(10)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(1)	(31,475)	22,049
Increase (decrease) in net assets from contract
transactions	(19)	(10)	(11)	(31,655)	22,039
INCREASE (DECREASE) IN NET ASSETS	2,467	1,478	(192)	(21,392)	20,291
NET ASSETS AT BEGINNING OF PERIOD	8,358	4,513	5,798	182,867	85,104
NET ASSETS AT END OF PERIOD	$10,825	$5,991	$5,606	$161,475	$105,395

UNITS OUTSTANDING
Units outstanding at beginning of period	313	177	287	11,326	5,184
Units issued	1	—	—	—	8,418
Units redeemed	(2)	—	(2)	(2,013)	(6,581)
Units outstanding at end of period	312	177	285	9,313	7,021
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST	AST	AST		BNY Mellon
	Small-Cap	T. Rowe Price	T. Rowe Price	BNY Mellon	Sustainable U.S.
	Growth	Asset	Large-Cap	Stock Index	Equity Portfolio,
	Opportunities	Allocation	Value	Fund, Inc.	Inc
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(65)	$(1,739)	$(39)	$16,721	$(209)
Net realized gains (losses)	49	2,924	(2)	365,051	1,818
Change in unrealized gains (losses)	1,570	8,061	62	439,495	23,436
Increase (decrease) in net assets from operations	1,554	9,246	21	821,267	25,045
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	4,626	—
Benefits	—	—	—	(17,909)	—
Payments on termination	—	(1,034)	—	(39,256)	(826)
Contract maintenance charge	(11)	(12)	(6)	(845)	(95)
Transfers among the sub-accounts and with the
Fixed Account - net	1	48,840	1	(252)	—
Increase (decrease) in net assets from contract
transactions	(10)	47,794	(5)	(53,636)	(921)
INCREASE (DECREASE) IN NET ASSETS	1,544	57,040	16	767,631	24,124
NET ASSETS AT BEGINNING OF PERIOD	4,665	103,664	3,237	5,037,425	111,760
NET ASSETS AT END OF PERIOD	$6,209	$160,704	$3,253	$5,805,056	$135,884

UNITS OUTSTANDING
Units outstanding at beginning of period	210	5,205	229	199,298	6,218
Units issued	—	9,902	—	1,418	—
Units redeemed	(1)	(6,846)	—	(3,645)	(52)
Units outstanding at end of period	209	8,261	229	197,071	6,166
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Delaware VIP	Delaware VIP
	BNY Mellon VIF	BNY Mellon VIF	Small Cap	Smid Cap	Fidelity VIP
	Appreciation	Government	Value Series	Core Series	Contrafund
	Initial Shares	Money Market	Standard Class	Standard Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,010)	$(4,032)	$492	$(1,947)	$(12,530)
Net realized gains (losses)	18,715	—	35,059	5,364	137,083
Change in unrealized gains (losses)	29,253	—	(64,770)	26,289	187,756
Increase (decrease) in net assets from operations	46,958	(4,032)	(29,219)	29,706	312,309
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,798	3,798	3,798	3,798	10,000
Benefits	60	(7,803)	(1,920)	(2,302)	(45,325)
Payments on termination	(189)	(14,355)	(33,167)	(1,771)	(98,327)
Contract maintenance charge	(72)	(345)	(422)	(111)	(770)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,476)	139,636	(15,540)	1,494	(151,027)
Increase (decrease) in net assets from contract
transactions	121	120,931	(47,251)	1,108	(285,449)
INCREASE (DECREASE) IN NET ASSETS	47,079	116,899	(76,470)	30,814	26,860
NET ASSETS AT BEGINNING OF PERIOD	210,050	279,501	748,008	307,987	1,320,346
NET ASSETS AT END OF PERIOD	$257,129	$396,400	$671,538	$338,801	$1,347,206

UNITS OUTSTANDING
Units outstanding at beginning of period	8,039	28,470	13,230	10,418	38,631
Units issued	159	14,751	237	215	4,834
Units redeemed	(142)	(2,422)	(1,207)	(187)	(12,934)
Units outstanding at end of period	8,056	40,799	12,260	10,446	30,531
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Contrafund	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(23,322)	$4,549	$(329)	$(14,118)	$(139)
Net realized gains (losses)	42,731	34,933	4,411	153,838	2,021
Change in unrealized gains (losses)	359,697	(1,269)	2,725	122,175	527
Increase (decrease) in net assets from operations	379,106	38,213	6,807	261,895	2,409
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,798	—	—	—
Benefits	(750)	(32,440)	7,819	(31,352)	—
Payments on termination	(53,213)	(31,344)	(14,842)	(42,584)	(3,740)
Contract maintenance charge	(3,669)	(435)	(35)	(2,299)	(11)
Transfers among the sub-accounts and with the
Fixed Account - net	37,834	5,092	(51)	1,608	2
Increase (decrease) in net assets from contract
transactions	(19,798)	(55,329)	(7,109)	(74,627)	(3,749)
INCREASE (DECREASE) IN NET ASSETS	359,308	(17,116)	(302)	187,268	(1,340)
NET ASSETS AT BEGINNING OF PERIOD	1,404,639	906,009	66,916	2,133,760	19,350
NET ASSETS AT END OF PERIOD	$1,763,947	$888,893	$66,614	$2,321,028	$18,010

UNITS OUTSTANDING
Units outstanding at beginning of period	57,206	33,804	4,023	125,799	1,054
Units issued	3,550	441	656	45,592	—
Units redeemed	(4,296)	(2,770)	(968)	(49,987)	(204)
Units outstanding at end of period	56,460	31,475	3,711	121,404	850
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Government	Government	Growth	Fidelity VIP
	Freedom Income	Money Market	Money Market	& Income	Growth
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(557)	$(21,095)	$(23,421)	$97	$(13,858)
Net realized gains (losses)	5,295	—	—	1,436	133,898
Change in unrealized gains (losses)	17,572	—	—	31	313,331
Increase (decrease) in net assets from operations	22,310	(21,095)	(23,421)	1,564	433,371
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	7,500	—	—	13,798
Benefits	—	(29,332)	(15,233)	—	(7,589)
Payments on termination	(548)	(80,791)	(406,211)	(428)	(20,678)
Contract maintenance charge	(1,470)	(1,097)	(6,249)	(52)	(600)
Transfers among the sub-accounts and with the
Fixed Account - net	121	514,701	277,121	13	25,739
Increase (decrease) in net assets from contract
transactions	(1,897)	410,981	(150,572)	(467)	10,670
INCREASE (DECREASE) IN NET ASSETS	20,413	389,886	(173,993)	1,097	444,041
NET ASSETS AT BEGINNING OF PERIOD	254,164	1,596,495	1,825,344	26,907	1,019,265
NET ASSETS AT END OF PERIOD	$274,577	$1,986,381	$1,651,351	$28,004	$1,463,306

UNITS OUTSTANDING
Units outstanding at beginning of period	17,367	160,598	195,534	1,037	44,398
Units issued	82	157,632	37,905	9	2,382
Units redeemed	(215)	(116,310)	(53,302)	(26)	(1,827)
Units outstanding at end of period	17,234	201,920	180,137	1,020	44,953
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Fidelity VIP	Fidelity VIP
	Growth	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Opportunities	Opportunities	High Income	High Income	Index 500
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(12,021)	$(2,124)	$8,462	$3,290	$4,615
Net realized gains (losses)	85,310	6,705	(2,069)	(191)	121,699
Change in unrealized gains (losses)	436,858	68,949	(3,880)	(2,261)	50,216
Increase (decrease) in net assets from operations	510,147	73,530	2,513	838	176,530
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	2,450
Benefits	—	—	—	—	(4,207)
Payments on termination	(1,009)	—	(22,630)	(258)	(122,819)
Contract maintenance charge	(168)	—	(107)	(275)	(393)
Transfers among the sub-accounts and with the
Fixed Account - net	(49,528)	187,516	1,369	76	73,975
Increase (decrease) in net assets from contract
transactions	(50,705)	187,516	(21,368)	(457)	(50,994)
INCREASE (DECREASE) IN NET ASSETS	459,442	261,046	(18,855)	381	125,536
NET ASSETS AT BEGINNING OF PERIOD	840,625	59,871	253,011	97,842	1,039,469
NET ASSETS AT END OF PERIOD	$1,300,067	$320,917	$234,156	$98,223	$1,165,005

UNITS OUTSTANDING
Units outstanding at beginning of period	24,958	1,593	12,421	5,071	41,643
Units issued	53	3,568	108	13	6,901
Units redeemed	(1,838)	—	(1,201)	(39)	(8,564)
Units outstanding at end of period	23,173	5,161	11,328	5,045	39,980
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Fidelity VIP			Franklin
	Fidelity VIP	Investment	Fidelity VIP	Fidelity VIP	Growth
	Index 500	Grade Bond	Mid Cap	Overseas	and Income
	Service Class 2	Initial Class	Service Class 2	Initial Class	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$934	$4,648	$(3,525)	$(1,711)	$92,433
Net realized gains (losses)	43,666	22,666	154	4,604	838,617
Change in unrealized gains (losses)	151,349	9,586	62,718	26,150	(782,484)
Increase (decrease) in net assets from operations	195,949	36,900	59,347	29,043	148,566
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	150
Benefits	(37,106)	(1,600)	(531)	(2,569)	(59,461)
Payments on termination	(74,844)	(102,670)	(61,579)	(16,361)	(190,421)
Contract maintenance charge	(1,902)	(154)	(1,837)	(137)	(6,238)
Transfers among the sub-accounts and with the
Fixed Account - net	99,211	(56,991)	1,095	59	(101,993)
Increase (decrease) in net assets from contract
transactions	(14,641)	(161,415)	(62,852)	(19,008)	(357,963)
INCREASE (DECREASE) IN NET ASSETS	181,308	(124,515)	(3,505)	10,035	(209,397)
NET ASSETS AT BEGINNING OF PERIOD	1,288,738	432,123	418,543	228,940	4,417,889
NET ASSETS AT END OF PERIOD	$1,470,046	$307,608	$415,038	$238,975	$4,208,492

UNITS OUTSTANDING
Units outstanding at beginning of period	50,036	21,259	19,219	14,051	136,896
Units issued	4,564	8,266	303	109	5,706
Units redeemed	(5,417)	(15,510)	(3,089)	(1,310)	(17,219)
Units outstanding at end of period	49,183	14,015	16,433	12,850	125,383
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Franklin	Franklin
	Franklin	Large Cap	Mutual Global	Franklin	Franklin
	Income	Growth	Discovery	Mutual Shares	Small Cap Value
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$289,220	$(84,559)	$6,373	$55,083	$(233)
Net realized gains (losses)	(63,379)	938,927	3,087	97,525	29,345
Change in unrealized gains (losses)	(339,349)	1,108,739	(54,922)	(474,109)	64,747
Increase (decrease) in net assets from operations	(113,508)	1,963,107	(45,462)	(321,501)	93,859
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	704	11,959	—	2,144	4,637
Benefits	(98,810)	(87,484)	—	(31,661)	(26,968)
Payments on termination	(646,963)	(576,140)	(14,093)	(230,285)	(207,019)
Contract maintenance charge	(18,185)	(9,172)	(3,535)	(9,881)	(4,149)
Transfers among the sub-accounts and with the
Fixed Account - net	4,423	(836,051)	1,270	70,522	(63,156)
Increase (decrease) in net assets from contract
transactions	(758,831)	(1,496,888)	(16,358)	(199,161)	(296,655)
INCREASE (DECREASE) IN NET ASSETS	(872,339)	466,219	(61,820)	(520,662)	(202,796)
NET ASSETS AT BEGINNING OF PERIOD	7,556,228	5,579,831	754,788	5,021,158	2,828,209
NET ASSETS AT END OF PERIOD	$6,683,889	$6,046,050	$692,968	$4,500,496	$2,625,413

UNITS OUTSTANDING
Units outstanding at beginning of period	352,693	209,356	38,139	184,086	67,443
Units issued	11,084	1,724	164	12,684	5,869
Units redeemed	(49,538)	(51,827)	(1,149)	(20,205)	(13,738)
Units outstanding at end of period	314,239	159,253	37,154	176,565	59,574

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Franklin	VIT Large	VIT Mid	VIT Small Cap	VIT U.S.
	U.S. Government	Cap Value	Cap Value	Equity Insights	Equity Insights
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Class 2	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$26,501	$(20)	$(775)	$(726)	$(233)
Net realized gains (losses)	(8,715)	165	(2,639)	(703)	1,515
Change in unrealized gains (losses)	19,289	254	359	3,605	3,076
Increase (decrease) in net assets from operations	37,075	399	(3,055)	2,176	4,358
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	366	—	—	—	—
Benefits	(43,092)	—	—	—	—
Payments on termination	(183,063)	—	(388)	(813)	—
Contract maintenance charge	(3,162)	(55)	(186)	(190)	(130)
Transfers among the sub-accounts and with the
Fixed Account - net	(20,161)	157	(33,939)	(9,181)	(645)
Increase (decrease) in net assets from contract
transactions	(249,112)	102	(34,513)	(10,184)	(775)
INCREASE (DECREASE) IN NET ASSETS	(212,037)	501	(37,568)	(8,008)	3,583
NET ASSETS AT BEGINNING OF PERIOD	1,644,143	14,891	85,774	59,797	29,507
NET ASSETS AT END OF PERIOD	$1,432,106	$15,392	$48,206	$51,789	$33,090

UNITS OUTSTANDING
Units outstanding at beginning of period	128,479	734	3,387	2,583	1,131
Units issued	16,161	20	211	147	17
Units redeemed	(35,270)	(13)	(1,758)	(620)	(51)
Units outstanding at end of period	109,370	741	1,840	2,110	1,097
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco	Invesco	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Capital	Capital	Conservative	Discovery Mid	Discovery Mid
	Appreciation	Appreciation	Balanced	Cap Growth	Cap Growth
	Series I*	Series II*	Series II*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,218)	$(89,961)	$4,801	$(26,976)	$(32,573)
Net realized gains (losses)	142,204	1,140,615	56,476	157,551	208,474
Change in unrealized gains (losses)	66,145	748,910	142,423	729,035	619,161
Increase (decrease) in net assets from operations	200,131	1,799,564	203,700	859,610	795,062
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,737	180	—	348
Benefits	(3,600)	(91,340)	(1,643)	(8,135)	(47,772)
Payments on termination	(86,383)	(218,790)	(61,461)	(11,246)	(59,972)
Contract maintenance charge	(278)	(8,095)	(2,362)	(429)	(5,348)
Transfers among the sub-accounts and with the
Fixed Account - net	(45,152)	(411,093)	79,232	517,366	437,506
Increase (decrease) in net assets from contract
transactions	(135,413)	(725,581)	13,946	497,556	324,762
INCREASE (DECREASE) IN NET ASSETS	64,718	1,073,983	217,646	1,357,166	1,119,824
NET ASSETS AT BEGINNING OF PERIOD	646,546	5,803,200	1,633,015	1,600,710	1,618,324
NET ASSETS AT END OF PERIOD	$711,264	$6,877,183	$1,850,661	$2,957,876	$2,738,148

UNITS OUTSTANDING
Units outstanding at beginning of period	32,950	190,430	91,496	90,045	44,359
Units issued	115	1,788	8,742	52,512	48,006
Units redeemed	(6,181)	(24,355)	(8,201)	(2,064)	(16,676)
Units outstanding at end of period	26,884	167,863	92,037	140,493	75,689
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Invesco	Invesco
	Invesco	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Global	Global	Oppenheimer V.I.
	Global	Global	Strategic Income	Strategic Income	Main Street
	Series I*	Series II*	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,779)	$(12,818)	$24,024	$231,610	$2,617
Net realized gains (losses)	37,198	79,266	(2,941)	(60,366)	123,289
Change in unrealized gains (losses)	94,148	193,881	(12,153)	(101,286)	(4,451)
Increase (decrease) in net assets from operations	128,567	260,329	8,930	69,958	121,455
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	2,724	3,798
Benefits	(872)	(9,566)	(18,114)	(72,568)	(52,858)
Payments on termination	(50,965)	(207,916)	(14,810)	(397,166)	(38,855)
Contract maintenance charge	(142)	(2,231)	(275)	(6,848)	(996)
Transfers among the sub-accounts and with the
Fixed Account - net	(338)	(48,836)	8,471	(6,356)	(35,869)
Increase (decrease) in net assets from contract
transactions	(52,317)	(268,549)	(24,728)	(480,214)	(124,780)
INCREASE (DECREASE) IN NET ASSETS	76,250	(8,220)	(15,798)	(410,256)	(3,325)
NET ASSETS AT BEGINNING OF PERIOD	514,850	1,397,417	567,660	6,673,934	1,299,161
NET ASSETS AT END OF PERIOD	$591,100	$1,389,197	$551,862	$6,263,678	$1,295,836

UNITS OUTSTANDING
Units outstanding at beginning of period	17,788	35,007	33,626	347,933	53,829
Units issued	77	632	902	14,279	701
Units redeemed	(1,664)	(9,017)	(2,258)	(41,048)	(6,815)
Units outstanding at end of period	16,201	26,622	32,270	321,164	47,715
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Invesco	Invesco	Invesco	Invesco
	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Oppenheimer V.I.	Main Street	Main Street	Total Return	Total Return
	Main Street	Small Cap	Small Cap	Bond	Bond
	Series II*	Series I*	Series II*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(23,603)	$(3,158)	$(28,027)	$5,404	$40,545
Net realized gains (losses)	896,222	27,469	69,354	(5,308)	(6,987)
Change in unrealized gains (losses)	(20,140)	57,933	427,663	23,756	172,661
Increase (decrease) in net assets from operations	852,479	82,244	468,990	23,852	206,219
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	19,390	1,750	3,857	—	—
Benefits	(204,737)	(1,339)	(33,544)	(1,081)	(34,075)
Payments on termination	(541,668)	(86,747)	(163,778)	(27,357)	(368,418)
Contract maintenance charge	(9,032)	(178)	(4,417)	(104)	(6,286)
Transfers among the sub-accounts and with the
Fixed Account - net	(108,893)	(48,022)	(92,537)	(1,170)	176,108
Increase (decrease) in net assets from contract
transactions	(844,940)	(134,536)	(290,419)	(29,712)	(232,671)
INCREASE (DECREASE) IN NET ASSETS	7,539	(52,292)	178,571	(5,860)	(26,452)
NET ASSETS AT BEGINNING OF PERIOD	8,033,249	584,809	2,765,399	299,485	3,059,224
NET ASSETS AT END OF PERIOD	$8,040,788	$532,517	$2,943,970	$293,625	$3,032,772

UNITS OUTSTANDING
Units outstanding at beginning of period	239,607	17,056	62,887	22,152	311,338
Units issued	11,430	1,835	4,018	247	76,414
Units redeemed	(37,046)	(5,778)	(10,048)	(2,346)	(101,850)
Units outstanding at end of period	213,991	13,113	56,857	20,053	285,902
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.
	American	American	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Franchise	Franchise	American Value	American Value	Comstock
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(77,823)	$(18,625)	$(5,471)	$(13,706)	$10,508
Net realized gains (losses)	826,476	182,402	2,224	4,453	23,218
Change in unrealized gains (losses)	1,550,142	245,514	(2,836)	35,029	(58,886)
Increase (decrease) in net assets from operations	2,298,795	409,291	(6,083)	25,776	(25,160)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	575	4,310	—	287	—
Benefits	(243,005)	(46,234)	(9,301)	(6,999)	(11,559)
Payments on termination	(372,980)	(73,069)	(60,859)	(131,367)	(91,394)
Contract maintenance charge	(5,072)	(3,573)	(1,485)	(4,952)	(471)
Transfers among the sub-accounts and with the
Fixed Account - net	(98,839)	(44,402)	6,931	51,741	59,822
Increase (decrease) in net assets from contract
transactions	(719,321)	(162,968)	(64,714)	(91,290)	(43,602)
INCREASE (DECREASE) IN NET ASSETS	1,579,474	246,323	(70,797)	(65,514)	(68,762)
NET ASSETS AT BEGINNING OF PERIOD	5,984,264	1,149,467	1,129,704	1,767,345	1,077,377
NET ASSETS AT END OF PERIOD	$7,563,738	$1,395,790	$1,058,907	$1,701,831	$1,008,615

UNITS OUTSTANDING
Units outstanding at beginning of period	237,275	36,403	39,538	56,886	36,812
Units issued	1,270	740	1,550	7,084	3,002
Units redeemed	(28,239)	(4,900)	(3,824)	(8,764)	(4,386)
Units outstanding at end of period	210,306	32,243	37,264	55,206	35,428
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Comstock	Core Equity	Core Equity	Core Plus Bond	Core Plus Bond
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$26,264	$1,306	$(149)	$501	$4
Net realized gains (losses)	124,664	884,279	6,268	2,291	8
Change in unrealized gains (losses)	(304,498)	(468,633)	(3,094)	28,691	127
Increase (decrease) in net assets from operations	(153,570)	416,952	3,025	31,483	139
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,737	3,921	—	200	—
Benefits	(88,746)	(117,016)	—	(4,499)	—
Payments on termination	(208,585)	(355,816)	(704)	(31,206)	—
Contract maintenance charge	(12,859)	(3,272)	(61)	(249)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(143,832)	5,355	2	(52,609)	—
Increase (decrease) in net assets from contract
transactions	(450,285)	(466,828)	(763)	(88,363)	—
INCREASE (DECREASE) IN NET ASSETS	(603,855)	(49,876)	2,262	(56,880)	139
NET ASSETS AT BEGINNING OF PERIOD	5,867,411	3,898,765	26,739	352,657	1,832
NET ASSETS AT END OF PERIOD	$5,263,556	$3,848,889	$29,001	$295,777	$1,971

UNITS OUTSTANDING
Units outstanding at beginning of period	219,952	176,246	1,240	20,814	124
Units issued	17,810	1,441	—	3,609	—
Units redeemed	(33,833)	(23,032)	(33)	(8,294)	—
Units outstanding at end of period	203,929	154,655	1,207	16,129	124
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Diversified	Diversified	Equity	Equity	Global
	Dividend	Dividend	and Income	and Income	Core Equity
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$82,726	$7,431	$14,544	$6,510	$171
Net realized gains (losses)	259,919	27,202	57,098	54,302	6,046
Change in unrealized gains (losses)	(479,062)	(46,224)	31,571	22,472	110,747
Increase (decrease) in net assets from operations	(136,417)	(11,591)	103,213	83,284	116,964
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,670	—	—	—	—
Benefits	(253,282)	(6,181)	(40,107)	(13,926)	(4,154)
Payments on termination	(142,447)	(26,243)	(40,358)	(25,010)	(22,221)
Contract maintenance charge	(2,678)	(602)	(1,037)	(2,771)	(588)
Transfers among the sub-accounts and with the
Fixed Account - net	(109,067)	10,938	(1,807)	(17,240)	(876)
Increase (decrease) in net assets from contract
transactions	(500,804)	(22,088)	(83,309)	(58,947)	(27,839)
INCREASE (DECREASE) IN NET ASSETS	(637,221)	(33,679)	19,904	24,337	89,125
NET ASSETS AT BEGINNING OF PERIOD	5,792,687	618,270	1,368,384	1,161,307	1,048,303
NET ASSETS AT END OF PERIOD	$5,155,466	$584,591	$1,388,288	$1,185,644	$1,137,428

UNITS OUTSTANDING
Units outstanding at beginning of period	68,843	27,030	78,527	48,060	32,160
Units issued	1,202	486	1,483	399	334
Units redeemed	(8,031)	(1,724)	(6,836)	(2,957)	(1,269)
Units outstanding at end of period	62,014	25,792	73,174	45,502	31,225
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Government	Government	Government	Growth
	Core Equity	Money Market	Money Market	Securities	and Income
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(708)	$(2,430)	$—	$9,160	$13,749
Net realized gains (losses)	2,120	—	—	1,419	(26,814)
Change in unrealized gains (losses)	20,743	—	—	28,973	41,969
Increase (decrease) in net assets from operations	22,155	(2,430)	—	39,552	28,904
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	125	—	675	8,868
Benefits	—	(3,293)	—	(11,330)	(38,527)
Payments on termination	(7,831)	(2,847)	—	(58,694)	(187,239)
Contract maintenance charge	(612)	(147)	—	(617)	(5,227)
Transfers among the sub-accounts and with the
Fixed Account - net	—	858	—	18,745	(48,561)
Increase (decrease) in net assets from contract
transactions	(8,443)	(5,304)	—	(51,221)	(270,686)
INCREASE (DECREASE) IN NET ASSETS	13,712	(7,734)	—	(11,669)	(241,782)
NET ASSETS AT BEGINNING OF PERIOD	201,398	216,838	15	818,795	3,360,851
NET ASSETS AT END OF PERIOD	$215,110	$209,104	$15	$807,126	$3,119,069

UNITS OUTSTANDING
Units outstanding at beginning of period	10,812	22,140	2	50,281	103,458
Units issued	—	250	—	3,764	9,843
Units redeemed	(460)	(820)	—	(7,321)	(17,171)
Units outstanding at end of period	10,352	21,570	2	46,724	96,130
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	International	International	Managed
	High Yield	High Yield	Growth	Growth	Volatility
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$45,869	$15,339	$19,487	$1,809	$1,506
Net realized gains (losses)	(4,004)	(5,372)	73,054	9,431	1,542
Change in unrealized gains (losses)	(23,517)	(6,021)	123,478	24,040	(8,941)
Increase (decrease) in net assets from operations	18,348	3,946	216,019	35,280	(5,893)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	225	1,770	—
Benefits	(1,618)	(1,178)	(17,914)	—	(2,081)
Payments on termination	(22,839)	(4,568)	(66,506)	(7,810)	(9,905)
Contract maintenance charge	(291)	(1,367)	(659)	(3)	(214)
Transfers among the sub-accounts and with the
Fixed Account - net	5,438	(20,825)	(3,432)	432	2,971
Increase (decrease) in net assets from contract
transactions	(19,310)	(27,938)	(88,286)	(5,611)	(9,229)
INCREASE (DECREASE) IN NET ASSETS	(962)	(23,992)	127,733	29,669	(15,122)
NET ASSETS AT BEGINNING OF PERIOD	1,036,115	394,155	1,850,119	294,692	205,973
NET ASSETS AT END OF PERIOD	$1,035,153	$370,163	$1,977,852	$324,361	$190,851

UNITS OUTSTANDING
Units outstanding at beginning of period	49,223	19,130	91,548	11,385	6,897
Units issued	441	606	480	123	126
Units redeemed	(1,360)	(1,974)	(4,956)	(292)	(449)
Units outstanding at end of period	48,304	17,762	87,072	11,216	6,574
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Managed	Mid Cap	Mid Cap	Mid Cap	Mid Cap
	Volatility	Core Equity	Core Equity	Growth	Growth
	Series II	Series I	Series II	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$29	$(2,235)	$(744)	$(2,585)	$(2,736)
Net realized gains (losses)	295	73,876	12,103	20,481	30,703
Change in unrealized gains (losses)	(690)	(41,523)	(6,674)	(60,288)	(60,950)
Increase (decrease) in net assets from operations	(366)	30,118	4,685	(42,392)	(32,983)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,180	—	1,770	—	—
Benefits	—	(1,594)	—	—	(1,483)
Payments on termination	—	(23,350)	(8,138)	(2,433)	(3,989)
Contract maintenance charge	—	(310)	—	(43)	(354)
Transfers among the sub-accounts and with the
Fixed Account - net	—	69	(1)	(571,179)	(541,254)
Increase (decrease) in net assets from contract
transactions	1,180	(25,185)	(6,369)	(573,655)	(547,080)
INCREASE (DECREASE) IN NET ASSETS	814	4,933	(1,684)	(616,047)	(580,063)
NET ASSETS AT BEGINNING OF PERIOD	15,746	414,010	73,151	616,047	580,063
NET ASSETS AT END OF PERIOD	$16,560	$418,943	$71,467	$—	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	582	14,202	2,941	19,238	17,832
Units issued	52	13	90	4	52
Units redeemed	—	(890)	(329)	(19,242)	(17,884)
Units outstanding at end of period	634	13,325	2,702	—	—

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Value
	S&P 500 Index	S&P 500 Index	Technology	Technology	Opportunities
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$6,314	$(5,103)	$(5,902)	$(403)	$(8,581)
Net realized gains (losses)	215,718	159,782	49,710	2,561	8,059
Change in unrealized gains (losses)	137,586	166,514	112,942	6,882	44,408
Increase (decrease) in net assets from operations	359,618	321,193	156,750	9,040	43,886
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	1,181	575
Benefits	(68,045)	(236)	(3,228)	—	(25,771)
Payments on termination	(101,590)	(18,922)	(7,777)	—	(36,050)
Contract maintenance charge	(657)	(7,611)	(247)	—	(866)
Transfers among the sub-accounts and with the
Fixed Account - net	(22,970)	(797)	59,763	—	19,704
Increase (decrease) in net assets from contract
transactions	(193,262)	(27,566)	48,511	1,181	(42,408)
INCREASE (DECREASE) IN NET ASSETS	166,356	293,627	205,261	10,221	1,478
NET ASSETS AT BEGINNING OF PERIOD	2,468,413	2,073,287	356,014	19,600	1,189,897
NET ASSETS AT END OF PERIOD	$2,634,769	$2,366,914	$561,275	$29,821	$1,191,375

UNITS OUTSTANDING
Units outstanding at beginning of period	81,854	66,402	10,778	649	59,601
Units issued	9,978	22	1,330	40	2,207
Units redeemed	(16,682)	(868)	(294)	—	(4,480)
Units outstanding at end of period	75,150	65,556	11,814	689	57,328
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.
	Value		Lord Abbet	Lord Abbet	Lord Abbet
	Opportunities	Lord Abbet	Fundamental	Growth	Growth
	Series II	Bond Debenture*	Equity	and Income	Opportunities
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,970)	$45,144	$(1,337)	$2,027	$(15,515)
Net realized gains (losses)	3,824	(1,975)	(5,428)	5,162	143,927
Change in unrealized gains (losses)	9,019	60,843	10,577	12,593	222,355
Increase (decrease) in net assets from operations	10,873	104,012	3,812	19,782	350,767
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,770	3,737	600	600	—
Benefits	(189)	(35,691)	(7,318)	(634)	(4,071)
Payments on termination	(928)	(169,330)	(23,614)	(43,712)	(87,289)
Contract maintenance charge	(149)	(2,902)	(1,332)	(2,137)	(2,634)
Transfers among the sub-accounts and with the
Fixed Account - net	925	60,891	15,062	32,136	(120,816)
Increase (decrease) in net assets from contract
transactions	1,429	(143,295)	(16,602)	(13,747)	(214,810)
INCREASE (DECREASE) IN NET ASSETS	12,302	(39,283)	(12,790)	6,035	135,957
NET ASSETS AT BEGINNING OF PERIOD	153,367	2,132,166	755,028	937,315	1,050,055
NET ASSETS AT END OF PERIOD	$165,669	$2,092,883	$742,238	$943,350	$1,186,012

UNITS OUTSTANDING
Units outstanding at beginning of period	8,483	100,993	28,642	43,277	30,852
Units issued	768	5,457	1,226	2,424	686
Units redeemed	(433)	(12,815)	(1,812)	(2,608)	(6,145)
Units outstanding at end of period	8,818	93,635	28,056	43,093	25,393
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

					MFS VIT
	Lord Abbet	MFS VIT	MFS VIT	MFS VIT	Total Return
	Mid Cap	High Yield	Investors Trust	New Discovery	Bond
	Stock	Initial Class	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,891)	$7,163	$(820)	$(3,320)	$5,616
Net realized gains (losses)	5,373	(8,060)	6,924	30,580	5,051
Change in unrealized gains (losses)	35,640	5,176	9,648	69,643	7,454
Increase (decrease) in net assets from operations	35,122	4,279	15,752	96,903	18,121
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,848	1,750	—	—	1,050
Benefits	(20,352)	—	—	(1,973)	—
Payments on termination	(88,840)	(107,225)	(8,237)	(22,074)	(38,591)
Contract maintenance charge	(2,067)	(42)	(80)	(116)	(59)
Transfers among the sub-accounts and with the
Fixed Account - net	(11,728)	180	484	(43,073)	(28)
Increase (decrease) in net assets from contract
transactions	(115,139)	(105,337)	(7,833)	(67,236)	(37,628)
INCREASE (DECREASE) IN NET ASSETS	(80,017)	(101,058)	7,919	29,667	(19,507)
NET ASSETS AT BEGINNING OF PERIOD	1,762,503	253,144	140,980	303,540	267,361
NET ASSETS AT END OF PERIOD	$1,682,486	$152,086	$148,899	$333,207	$247,854

UNITS OUTSTANDING
Units outstanding at beginning of period	85,367	11,130	5,649	10,513	12,480
Units issued	8,802	85	17	69	49
Units redeemed	(13,471)	(4,772)	(361)	(2,566)	(1,729)
Units outstanding at end of period	80,698	6,443	5,305	8,016	10,800
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Class I	Class II	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,831)	$(36,895)	$30,167	$(398)	$(106)
Net realized gains (losses)	110,688	565,075	(9,767)	(6,457)	1,379
Change in unrealized gains (losses)	364,705	1,525,898	17,105	4,800	5,342
Increase (decrease) in net assets from operations	467,562	2,054,078	37,505	(2,055)	6,615
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	875	—	—
Benefits	(4,600)	(8,967)	(3,896)	—	(594)
Payments on termination	(40,386)	(109,251)	(45,381)	(32,173)	(3,909)
Contract maintenance charge	(925)	(11,101)	(785)	(165)	(211)
Transfers among the sub-accounts and with the
Fixed Account - net	(146,653)	(457,519)	(23,858)	(96,221)	99
Increase (decrease) in net assets from contract
transactions	(192,564)	(586,838)	(73,045)	(128,559)	(4,615)
INCREASE (DECREASE) IN NET ASSETS	274,998	1,467,240	(35,540)	(130,614)	2,000
NET ASSETS AT BEGINNING OF PERIOD	446,313	1,626,000	1,048,722	358,676	58,795
NET ASSETS AT END OF PERIOD	$721,311	$3,093,240	$1,013,182	$228,062	$60,795

UNITS OUTSTANDING
Units outstanding at beginning of period	9,884	46,328	36,383	13,084	1,554
Units issued	—	3,561	854	—	20
Units redeemed	(3,412)	(16,352)	(3,510)	(5,802)	(146)
Units outstanding at end of period	6,472	33,537	33,727	7,282	1,428
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	VIF Global
	Franchise	Infrastructure	Infrastructure	Strategist	Strategist
	Class II	Class I	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(16,049)	$5,532	$(21)	$1,395	$(722)
Net realized gains (losses)	178,454	(20,992)	1,052	104,606	16,113
Change in unrealized gains (losses)	76,248	(53,854)	(3,747)	26,411	2,889
Increase (decrease) in net assets from operations	238,653	(69,314)	(2,716)	132,412	18,280
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	119	6,249	—	—	—
Benefits	(25,123)	(56,947)	—	(69,976)	344
Payments on termination	(249,952)	(164,986)	(1,102)	(74,555)	(17,223)
Contract maintenance charge	(4,274)	(939)	(134)	(995)	(676)
Transfers among the sub-accounts and with the
Fixed Account - net	(82,313)	(71,284)	1	1,594	1,624
Increase (decrease) in net assets from contract
transactions	(361,543)	(287,907)	(1,235)	(143,932)	(15,931)
INCREASE (DECREASE) IN NET ASSETS	(122,890)	(357,221)	(3,951)	(11,520)	2,349
NET ASSETS AT BEGINNING OF PERIOD	2,387,986	1,801,392	93,049	1,698,077	245,088
NET ASSETS AT END OF PERIOD	$2,265,096	$1,444,171	$89,098	$1,686,557	$247,437

UNITS OUTSTANDING
Units outstanding at beginning of period	59,927	24,386	3,895	99,233	14,077
Units issued	1,703	492	—	6,894	415
Units redeemed	(10,635)	(4,797)	(55)	(16,490)	(1,468)
Units outstanding at end of period	50,995	20,081	3,840	89,637	13,024
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley
	VIF Growth	VIF Growth	Real Estate	Real Estate	VIS Income Plus
	Class I	Class II	Class I	Class II	Class X Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(182,266)	$(41,960)	$1,687	$17,744	$39,879
Net realized gains (losses)	1,950,031	528,940	4,437	46,649	58,174
Change in unrealized gains (losses)	8,470,694	1,499,493	(36,029)	(446,042)	86,585
Increase (decrease) in net assets from operations	10,238,459	1,986,473	(29,905)	(381,649)	184,638
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	780	—	—	927	5,000
Benefits	(506,395)	888	(359)	(99,673)	(54,916)
Payments on termination	(529,463)	(301,820)	(16,153)	(85,259)	(66,379)
Contract maintenance charge	(6,078)	(10,733)	(193)	(2,037)	(1,093)
Transfers among the sub-accounts and with the
Fixed Account - net	(492,225)	(330,790)	(466)	136,100	99,249
Increase (decrease) in net assets from contract
transactions	(1,533,381)	(642,455)	(17,171)	(49,942)	(18,139)
INCREASE (DECREASE) IN NET ASSETS	8,705,078	1,344,018	(47,076)	(431,591)	166,499
NET ASSETS AT BEGINNING OF PERIOD	9,609,886	1,959,269	161,759	2,181,369	2,103,481
NET ASSETS AT END OF PERIOD	$18,314,964	$3,303,287	$114,683	$1,749,778	$2,269,980

UNITS OUTSTANDING
Units outstanding at beginning of period	263,752	87,053	3,611	52,594	45,513
Units issued	2,809	16	69	8,561	3,218
Units redeemed	(31,056)	(24,196)	(582)	(9,402)	(3,776)
Units outstanding at end of period	235,505	62,873	3,098	51,753	44,955
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		PIMCO VIT
		Commodity	PIMCO VIT
	Morgan Stanley	RealReturn®	Emerging	PIMCO VIT	PIMCO VIT
	VIS Income Plus	Strategy	Markets Bond	Real Return	Total Return
	Class Y Shares	Advisor Class	Advisor Class	Advisor Class	Advisor Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,821	$53	$333	$(187)	$845
Net realized gains (losses)	28,414	(30)	(613)	497	3,926
Change in unrealized gains (losses)	31,201	(29)	163	11,774	9,868
Increase (decrease) in net assets from operations	72,436	(6)	(117)	12,084	14,639
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(2,526)	—	—	(1,612)	(570)
Payments on termination	(88,010)	—	(95)	(5,939)	(25,067)
Contract maintenance charge	(631)	(2)	(24)	(303)	(3,798)
Transfers among the sub-accounts and with the
Fixed Account - net	7,427	1	(9,129)	928	1
Increase (decrease) in net assets from contract
transactions	(83,740)	(1)	(9,248)	(6,926)	(29,434)
INCREASE (DECREASE) IN NET ASSETS	(11,304)	(7)	(9,365)	5,158	(14,795)
NET ASSETS AT BEGINNING OF PERIOD	931,166	1,337	15,551	129,192	226,243
NET ASSETS AT END OF PERIOD	$919,862	$1,330	$6,186	$134,350	$211,448

UNITS OUTSTANDING
Units outstanding at beginning of period	46,454	250	857	9,274	14,517
Units issued	1,284	—	63	496	—
Units redeemed	(5,278)	(1)	(595)	(993)	(1,866)
Units outstanding at end of period	42,460	249	325	8,777	12,651
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Putnam VT
	Putnam VT	Emerging		Putnam VT	Putnam VT
	Diversified	Markets	Putnam VT	George Putnam	Global
	Income	Equity Fund	Equity Income	Balanced	Asset Allocation
	Class IB	Class IB*	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$83,791	$(6,472)	$51,912	$(6,686)	$7,498
Net realized gains (losses)	(88,376)	4,731	1,106,291	315,054	60,684
Change in unrealized gains (losses)	(36,774)	131,733	(650,934)	128,488	118,418
Increase (decrease) in net assets from operations	(41,359)	129,992	507,269	436,856	186,600
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	480	9,647	168	—
Benefits	(25,904)	(11,315)	(404,105)	(63,185)	(43,678)
Payments on termination	(111,745)	(47,939)	(874,080)	(196,048)	(82,450)
Contract maintenance charge	(313)	(416)	(9,484)	(5,401)	(1,766)
Transfers among the sub-accounts and with the
Fixed Account - net	(80,657)	2,175	(261,961)	(194,918)	(115,774)
Increase (decrease) in net assets from contract
transactions	(218,619)	(57,015)	(1,539,983)	(459,384)	(243,668)
INCREASE (DECREASE) IN NET ASSETS	(259,978)	72,977	(1,032,714)	(22,528)	(57,068)
NET ASSETS AT BEGINNING OF PERIOD	1,449,560	559,002	14,926,554	3,561,519	2,072,126
NET ASSETS AT END OF PERIOD	$1,189,582	$631,979	$13,893,840	$3,538,991	$2,015,058

UNITS OUTSTANDING
Units outstanding at beginning of period	67,570	31,571	407,356	174,618	86,118
Units issued	4,149	2,730	12,245	1,588	1,376
Units redeemed	(14,936)	(6,152)	(52,946)	(24,196)	(12,009)
Units outstanding at end of period	56,783	28,149	366,655	152,010	75,485
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Putnam VT	Putnam VT	Putnam VT
	Putnam VT	Global	Government	Growth	Putnam VT
	Global Equity	Health Care	Money Market	Opportunities	High Yield
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(21,285)	$(16,162)	$(74,158)	$(123,099)	$94,385
Net realized gains (losses)	57,711	199,790	—	1,150,669	(31,238)
Change in unrealized gains (losses)	110,360	83,753	—	2,158,610	10,417
Increase (decrease) in net assets from operations	146,786	267,381	(74,158)	3,186,180	73,564
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,480	—	6,242	720	627
Benefits	(79,984)	(69,025)	(151,474)	(432,072)	(46,040)
Payments on termination	(79,216)	(70,883)	(635,654)	(522,391)	(136,509)
Contract maintenance charge	(926)	(1,271)	(21,497)	(7,448)	(4,348)
Transfers among the sub-accounts and with the
Fixed Account - net	(51,397)	(24,285)	1,044,397	88,819	(25,800)
Increase (decrease) in net assets from contract
transactions	(205,043)	(165,464)	242,014	(872,372)	(212,070)
INCREASE (DECREASE) IN NET ASSETS	(58,257)	101,917	167,856	2,313,808	(138,506)
NET ASSETS AT BEGINNING OF PERIOD	2,106,374	1,945,178	5,950,656	8,890,753	2,383,093
NET ASSETS AT END OF PERIOD	$2,048,117	$2,047,095	$6,118,512	$11,204,561	$2,244,587

UNITS OUTSTANDING
Units outstanding at beginning of period	134,376	55,520	635,866	584,314	89,817
Units issued	3,089	1,303	195,446	55,222	2,405
Units redeemed	(16,074)	(5,760)	(165,738)	(104,487)	(10,858)
Units outstanding at end of period	121,391	51,063	665,574	535,049	81,364
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Putnam VT	Putnam VT	Putnam VT
	Putnam VT	International	International	Mortgage	Putnam VT
	Income	Equity	Value	Securities	Multi-Cap Core
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$169,074	$9,685	$5,216	$87,031	$(16,154)
Net realized gains (losses)	19,259	(12,809)	(1,572)	(33,632)	343,779
Change in unrealized gains (losses)	20,841	295,226	10,061	(89,653)	323,135
Increase (decrease) in net assets from operations	209,174	292,102	13,705	(36,254)	650,760
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,338	660	—	90	3,657
Benefits	(98,318)	(65,328)	644	(18,070)	(110,215)
Payments on termination	(296,709)	(242,327)	(40,520)	(141,863)	(234,247)
Contract maintenance charge	(7,497)	(4,606)	(158)	(538)	(2,216)
Transfers among the sub-accounts and with the
Fixed Account - net	314,184	(98,055)	5,552	25,808	(91,813)
Increase (decrease) in net assets from contract
transactions	(84,002)	(409,656)	(34,482)	(134,573)	(434,834)
INCREASE (DECREASE) IN NET ASSETS	125,172	(117,554)	(20,777)	(170,827)	215,926
NET ASSETS AT BEGINNING OF PERIOD	5,192,886	3,581,410	523,361	1,195,561	4,489,388
NET ASSETS AT END OF PERIOD	$5,318,058	$3,463,856	$502,584	$1,024,734	$4,705,314

UNITS OUTSTANDING
Units outstanding at beginning of period	280,671	201,080	33,678	61,274	226,387
Units issued	46,769	8,841	875	2,836	9,196
Units redeemed	(51,957)	(37,747)	(2,988)	(9,952)	(30,468)
Units outstanding at end of period	275,483	172,174	31,565	54,158	205,115

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Putnam VT		Putnam VT	Putnam VT
	Putnam VT	Small Cap	Putnam VT	Sustainable	Sustainable
	Research	Growth	Small Cap Value	Future	Leaders
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,557)	$(2,509)	$(2,493)	$(4,809)	$(67,124)
Net realized gains (losses)	297,252	8,716	(161,294)	28,367	946,690
Change in unrealized gains (losses)	(38,328)	66,095	149,364	150,657	1,036,901
Increase (decrease) in net assets from operations	248,367	72,302	(14,423)	174,215	1,916,467
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	690	—	240	—	180
Benefits	(12,001)	(3,354)	(8,114)	(5,256)	(256,830)
Payments on termination	(73,472)	(3,406)	(60,543)	(11,177)	(489,278)
Contract maintenance charge	(954)	(34)	(1,040)	(153)	(4,766)
Transfers among the sub-accounts and with the
Fixed Account - net	(157,642)	(17,504)	(74,881)	(12,594)	(122,040)
Increase (decrease) in net assets from contract
transactions	(243,379)	(24,298)	(144,338)	(29,180)	(872,734)
INCREASE (DECREASE) IN NET ASSETS	4,988	48,004	(158,761)	145,035	1,043,733
NET ASSETS AT BEGINNING OF PERIOD	1,550,361	170,384	1,945,965	359,186	7,695,733
NET ASSETS AT END OF PERIOD	$1,555,349	$218,388	$1,787,204	$504,221	$8,739,466

UNITS OUTSTANDING
Units outstanding at beginning of period	60,580	4,729	51,331	9,007	308,333
Units issued	1,968	8	1,222	41	743
Units redeemed	(10,925)	(580)	(7,314)	(655)	(33,409)
Units outstanding at end of period	51,623	4,157	45,239	8,393	275,667
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Templeton		Wells Fargo VT
	Developing	Templeton	Index	Wells Fargo VT	Franklin
	Markets	Foreign	Asset Allocation	Opportunity	Flex Cap Growth
	VIP Class 2	VIP Class 2	Class 2	Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$22,779	$81,159	$(740)	$(265)	$(58)
Net realized gains (losses)	44,720	(89,201)	16,652	3,243	9
Change in unrealized gains (losses)	72,844	(12,821)	3,243	3,251	1,297
Increase (decrease) in net assets from operations	140,343	(20,863)	19,155	6,229	1,248
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	659	8,283	—	—	—
Benefits	(251)	(42,691)	—	—	—
Payments on termination	(101,735)	(296,124)	—	(1,935)	—
Contract maintenance charge	(2,099)	(10,281)	(153)	—	(144)
Transfers among the sub-accounts and with the
Fixed Account - net	(59,989)	314,883	(19,637)	(1,034)	24,999
Increase (decrease) in net assets from contract
transactions	(163,415)	(25,930)	(19,790)	(2,969)	24,855
INCREASE (DECREASE) IN NET ASSETS	(23,072)	(46,793)	(635)	3,260	26,103
NET ASSETS AT BEGINNING OF PERIOD	1,040,647	4,823,993	176,647	34,107	—
NET ASSETS AT END OF PERIOD	$1,017,575	$4,777,200	$176,012	$37,367	$26,103

UNITS OUTSTANDING
Units outstanding at beginning of period	26,637	231,777	7,253	2,210	—
Units issued	676	35,264	17	—	682
Units redeemed	(4,622)	(31,893)	(993)	(184)	(4)
Units outstanding at end of period	22,691	235,148	6,277	2,026	678

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	AST
	VPS Growth	VPS International	VPS Large	VPS Small/	Academic
	& Income	Value	Cap Growth	Mid Value	Strategies
	Class B	Class B	Class B	Class B	Asset Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,650)	$(1,531)	$(20,162)	$(6,750)	$(563)
Net realized gains (losses)	251,416	(4,081)	215,687	55,614	724
Change in unrealized gains (losses)	87,559	27,875	48,554	31,603	3,701
Increase (decrease) in net assets from operations	329,325	22,263	244,079	80,467	3,862
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(52,768)	(10,490)	(30,277)	(9,356)	—
Payments on termination	(139,764)	(912)	(8,870)	(90,562)	(1,067)
Contract maintenance charge	(3,883)	(677)	(3,536)	(2,222)	(60)
Transfers among the sub-accounts and with the
Fixed Account - net	(132,899)	625	1,129,369	(35,878)	—
Increase (decrease) in net assets from contract
transactions	(329,314)	(11,454)	1,086,686	(138,018)	(1,127)
INCREASE (DECREASE) IN NET ASSETS	11	10,809	1,330,765	(57,551)	2,735
NET ASSETS AT BEGINNING OF PERIOD	1,659,166	155,446	399,984	479,898	28,085
NET ASSETS AT END OF PERIOD	$1,659,177	$166,255	$1,730,749	$422,347	$30,820

UNITS OUTSTANDING
Units outstanding at beginning of period	72,576	17,054	21,547	14,758	2,624
Units issued	1,167	94	40,475	58	—
Units redeemed	(13,091)	(1,256)	(3,239)	(3,688)	(96)
Units outstanding at end of period	60,652	15,892	58,783	11,128	2,528

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

			AST
		AST	Fidelity
	AST	Capital Growth	Institutional	AST	AST
	Advanced	Asset	AMSM	Government	International
	Strategies	Allocation	Quantitative	Money Market	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(350)	$(109)	$(155)	$6	$(24)
Net realized gains (losses)	175	73	30	—	17
Change in unrealized gains (losses)	3,740	972	1,580	—	463
Increase (decrease) in net assets from operations	3,565	936	1,455	6	456
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	—	(42,429)	—
Payments on termination	—	—	—	—	—
Contract maintenance charge	(17)	(5)	(9)	—	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	—	6,525	—	42,423	—
Increase (decrease) in net assets from contract
transactions	(17)	6,520	(9)	(6)	(4)
INCREASE (DECREASE) IN NET ASSETS	3,548	7,456	1,446	—	452
NET ASSETS AT BEGINNING OF PERIOD	18,047	2,591	8,118	—	1,508
NET ASSETS AT END OF PERIOD	$21,595	$10,047	$9,564	$—	$1,960

UNITS OUTSTANDING
Units outstanding at beginning of period	1,238	188	696	—	152
Units issued	—	331	—	3,038	—
Units redeemed	(1)	(61)	(1)	(3,038)	(2)
Units outstanding at end of period	1,237	458	695	—	150
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

				AST
	AST	AST		Neuberger	AST
	J.P. Morgan	Loomis Sayles	AST	Berman/LSV	Preservation
	Strategic	Large-Cap	Mid-Cap	Mid-Cap	Asset
	Opportunities	Growth	Growth	Value	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(273)	$(105)	$(59)	$(76)	$(2,185)
Net realized gains (losses)	88	80	23	49	789
Change in unrealized gains (losses)	2,022	1,949	1,035	970	22,892
Increase (decrease) in net assets from operations	1,837	1,924	999	943	21,496
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	—	—	—
Payments on termination	—	—	—	—	—
Contract maintenance charge	(13)	(18)	(10)	(12)	(180)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	—	—	—
Increase (decrease) in net assets from contract
transactions	(13)	(18)	(10)	(12)	(180)
INCREASE (DECREASE) IN NET ASSETS	1,824	1,906	989	931	21,316
NET ASSETS AT BEGINNING OF PERIOD	14,551	6,452	3,524	4,867	161,551
NET ASSETS AT END OF PERIOD	$16,375	$8,358	$4,513	$5,798	$182,867

UNITS OUTSTANDING
Units outstanding at beginning of period	1,176	313	179	286	11,338
Units issued	—	—	—	1	—
Units redeemed	(1)	—	(2)	—	(12)
Units outstanding at end of period	1,175	313	177	287	11,326
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST	AST	AST	AST
	Prudential	Small-Cap	T. Rowe Price	T. Rowe Price	BNY Mellon
	Growth	Growth	Asset	Large-Cap	Stock Index
	Allocation	Opportunities	Allocation	Value	Fund, Inc.
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,034)	$(59)	$(1,246)	$(29)	$21,720
Net realized gains (losses)	110	41	256	1	335,960
Change in unrealized gains (losses)	9,154	1,219	11,896	276	819,855
Increase (decrease) in net assets from operations	8,230	1,201	10,906	248	1,177,535
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	—	—	(30,960)
Payments on termination	—	—	—	—	(153,972)
Contract maintenance charge	(10)	(10)	(17)	(7)	(963)
Transfers among the sub-accounts and with the
Fixed Account - net	46,573	—	56,918	2,996	(4,272)
Increase (decrease) in net assets from contract
transactions	46,563	(10)	56,901	2,989	(190,167)
INCREASE (DECREASE) IN NET ASSETS	54,793	1,191	67,807	3,237	987,368
NET ASSETS AT BEGINNING OF PERIOD	30,311	3,474	35,857	—	4,050,057
NET ASSETS AT END OF PERIOD	$85,104	$4,665	$103,664	$3,237	$5,037,425

UNITS OUTSTANDING
Units outstanding at beginning of period	2,458	210	2,465	—	207,591
Units issued	2,727	—	2,802	229	31
Units redeemed	(1)	—	(62)	—	(8,324)
Units outstanding at end of period	5,184	210	5,205	229	199,298
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	BNY Mellon			Delaware VIP	Delaware VIP
	Sustainable U.S.	BNY Mellon VIF	BNY Mellon VIF	Small Cap	Smid Cap
	Equity Portfolio,	Appreciation	Government	Value Series	Core Series
	Inc	Initial Shares	Money Market	Standard Class	Standard Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$193	$(159)	$1,103	$(1,266)	$(2,109)
Net realized gains (losses)	3,357	20,704	—	75,274	13,619
Change in unrealized gains (losses)	24,093	33,664	—	95,907	61,059
Increase (decrease) in net assets from operations	27,643	54,209	1,103	169,915	72,569
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	(1,179)	(25)	—
Payments on termination	(755)	(5)	(4,983)	(99,983)	(34,626)
Contract maintenance charge	(89)	(67)	(386)	(565)	(127)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(2,208)	8,401	2,557	411
Increase (decrease) in net assets from contract
transactions	(844)	(2,280)	1,853	(98,016)	(34,342)
INCREASE (DECREASE) IN NET ASSETS	26,799	51,929	2,956	71,899	38,227
NET ASSETS AT BEGINNING OF PERIOD	84,961	158,121	276,545	676,109	269,760
NET ASSETS AT END OF PERIOD	$111,760	$210,050	$279,501	$748,008	$307,987

UNITS OUTSTANDING
Units outstanding at beginning of period	6,273	8,134	28,282	15,133	11,681
Units issued	—	2	868	81	40
Units redeemed	(55)	(97)	(680)	(1,984)	(1,303)
Units outstanding at end of period	6,218	8,039	28,470	13,230	10,418
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		DWS		DWS	DWS
	DWS	Capital Growth	DWS	CROCI®	Small Mid Cap
	Bond VIP	VIP	Core Equity VIP	International VIP	Growth VIP
	Class A	Class A	Class A	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$194	$3	$81	$119	$(25)
Net realized gains (losses)	(932)	4,647	1,717	(2,915)	411
Change in unrealized gains (losses)	1,325	(2,276)	309	3,149	580
Increase (decrease) in net assets from operations	587	2,374	2,107	353	966
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	—	—	—
Payments on termination	(7,395)	(10,907)	(12,342)	(4,545)	(6,414)
Contract maintenance charge	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	—	—	—
Increase (decrease) in net assets from contract
transactions	(7,395)	(10,907)	(12,342)	(4,545)	(6,414)
INCREASE (DECREASE) IN NET ASSETS	(6,808)	(8,533)	(10,235)	(4,192)	(5,448)
NET ASSETS AT BEGINNING OF PERIOD	6,808	8,533	10,235	4,192	5,448
NET ASSETS AT END OF PERIOD	$—	$—	$—	$—	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	405	307	435	366	265
Units issued	—	—	—	—	—
Units redeemed	(405)	(307)	(435)	(366)	(265)
Units outstanding at end of period	—	—	—	—	—
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Contrafund	Contrafund	Equity-Income	Freedom 2010	Freedom 2020
	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,806)	$(20,052)	$5,227	$222	$2,192
Net realized gains (losses)	152,465	201,212	85,278	2,878	110,046
Change in unrealized gains (losses)	173,129	177,541	139,590	5,328	215,860
Increase (decrease) in net assets from operations	315,788	358,701	230,095	8,428	328,098
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,600	—	—	—	—
Benefits	(10,046)	(15,415)	(140,685)	(1,566)	(27,315)
Payments on termination	(37,382)	(162,540)	(177,298)	(1,000)	(23,311)
Contract maintenance charge	(738)	(3,286)	(489)	(37)	(2,284)
Transfers among the sub-accounts and with the
Fixed Account - net	(35,346)	(112,990)	(696)	—	(768)
Increase (decrease) in net assets from contract
transactions	(80,912)	(294,231)	(319,168)	(2,603)	(53,678)
INCREASE (DECREASE) IN NET ASSETS	234,876	64,470	(89,073)	5,825	274,420
NET ASSETS AT BEGINNING OF PERIOD	1,085,470	1,340,169	995,082	61,091	1,859,340
NET ASSETS AT END OF PERIOD	$1,320,346	$1,404,639	$906,009	$66,916	$2,133,760

UNITS OUTSTANDING
Units outstanding at beginning of period	41,276	69,617	46,728	4,187	129,171
Units issued	190	140	71	—	—
Units redeemed	(2,835)	(12,551)	(12,995)	(164)	(3,372)
Units outstanding at end of period	38,631	57,206	33,804	4,023	125,799
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

			Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Government	Government	Growth
	Freedom 2030	Freedom Income	Money Market	Money Market	& Income
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$26	$1,396	$11,130	$3,541	$468
Net realized gains (losses)	698	5,566	—	—	2,476
Change in unrealized gains (losses)	2,779	16,667	—	—	3,093
Increase (decrease) in net assets from operations	3,503	23,629	11,130	3,541	6,037
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	1,600	—
Benefits	—	—	(74,445)	(15,520)	—
Payments on termination	—	(541)	(85,505)	(53,225)	(512)
Contract maintenance charge	(11)	(1,472)	(1,297)	(6,657)	(53)
Transfers among the sub-accounts and with the
Fixed Account - net	1	632	(134,940)	(33,762)	(706)
Increase (decrease) in net assets from contract
transactions	(10)	(1,381)	(296,187)	(107,564)	(1,271)
INCREASE (DECREASE) IN NET ASSETS	3,493	22,248	(285,057)	(104,023)	4,766
NET ASSETS AT BEGINNING OF PERIOD	15,857	231,916	1,881,552	1,929,367	22,141
NET ASSETS AT END OF PERIOD	$19,350	$254,164	$1,596,495	$1,825,344	$26,907

UNITS OUTSTANDING
Units outstanding at beginning of period	1,054	17,463	190,446	205,538	1,090
Units issued	—	49	976	38,561	—
Units redeemed	—	(145)	(30,824)	(48,565)	(53)
Units outstanding at end of period	1,054	17,367	160,598	195,534	1,037
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Fidelity VIP	Fidelity VIP
	Fidelity VIP	Growth	Growth	Fidelity VIP	Fidelity VIP
	Growth	Opportunities	Opportunities	High Income	High Income
	Initial Class	Initial Class	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,399)	$(8,126)	$(885)	$9,589	$3,421
Net realized gains (losses)	157,224	65,303	5,566	(310)	(1,188)
Change in unrealized gains (losses)	139,487	178,148	14,016	21,335	10,525
Increase (decrease) in net assets from operations	286,312	235,325	18,697	30,614	12,758
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(68,150)	—	—	—	(1,769)
Payments on termination	(114,233)	(2,308)	—	(3,026)	(16,771)
Contract maintenance charge	(577)	(140)	—	(114)	(277)
Transfers among the sub-accounts and with the
Fixed Account - net	(21,994)	8,088	(12,829)	801	138
Increase (decrease) in net assets from contract
transactions	(204,954)	5,640	(12,829)	(2,339)	(18,679)
INCREASE (DECREASE) IN NET ASSETS	81,358	240,965	5,868	28,275	(5,921)
NET ASSETS AT BEGINNING OF PERIOD	937,907	599,660	54,003	224,736	103,763
NET ASSETS AT END OF PERIOD	$1,019,265	$840,625	$59,871	$253,011	$97,842

UNITS OUTSTANDING
Units outstanding at beginning of period	53,862	24,764	1,994	12,542	6,135
Units issued	426	324	142	91	9
Units redeemed	(9,890)	(130)	(543)	(212)	(1,073)
Units outstanding at end of period	44,398	24,958	1,593	12,421	5,071
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

			Fidelity VIP
	Fidelity VIP	Fidelity VIP	Investment	Fidelity VIP	Fidelity VIP
	Index 500	Index 500	Grade Bond	Mid Cap	Overseas
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,114	$5,826	$6,243	$(3,705)	$1,034
Net realized gains (losses)	35,476	40,939	(259)	46,699	9,006
Change in unrealized gains (losses)	191,840	186,562	27,391	41,871	38,610
Increase (decrease) in net assets from operations	234,430	233,327	33,375	84,865	48,650
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,050	—	—	—	—
Benefits	(4,639)	(7,264)	(312)	—	(416)
Payments on termination	(29,463)	(44,624)	(18,873)	(43,674)	(10,616)
Contract maintenance charge	(418)	(2,055)	(156)	(1,971)	(143)
Transfers among the sub-accounts and with the
Fixed Account - net	40,875	446,451	758	(49,753)	237
Increase (decrease) in net assets from contract
transactions	7,405	392,508	(18,583)	(95,398)	(10,938)
INCREASE (DECREASE) IN NET ASSETS	241,835	625,835	14,792	(10,533)	37,712
NET ASSETS AT BEGINNING OF PERIOD	797,634	662,903	417,331	429,076	191,228
NET ASSETS AT END OF PERIOD	$1,039,469	$1,288,738	$432,123	$418,543	$228,940

UNITS OUTSTANDING
Units outstanding at beginning of period	41,451	32,940	22,237	23,588	14,817
Units issued	1,881	20,680	175	105	44
Units redeemed	(1,689)	(3,584)	(1,153)	(4,474)	(810)
Units outstanding at end of period	41,643	50,036	21,259	19,219	14,051

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Franklin		Franklin	Franklin
	Franklin	Growth	Franklin	Large Cap	Mutual Global
	Flex Cap Growth	and Income	Income	Growth	Discovery
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(495)	$31,596	$274,631	$(86,315)	$1,863
Net realized gains (losses)	796	273,295	139,926	1,045,857	67,000
Change in unrealized gains (losses)	5,748	584,273	568,736	661,816	75,181
Increase (decrease) in net assets from operations	6,049	889,164	983,293	1,621,358	144,044
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,216	6,879	7,200	—
Benefits	—	(65,697)	(109,253)	(54,408)	—
Payments on termination	(28,595)	(225,937)	(704,422)	(794,868)	(34,922)
Contract maintenance charge	(364)	(6,819)	(19,169)	(10,360)	(3,747)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(64,866)	389,912	(506,950)	(4,077)
Increase (decrease) in net assets from contract
transactions	(28,959)	(360,103)	(436,053)	(1,359,386)	(42,746)
INCREASE (DECREASE) IN NET ASSETS	(22,910)	529,061	547,240	261,972	101,298
NET ASSETS AT BEGINNING OF PERIOD	22,910	3,888,828	7,008,988	5,317,859	653,490
NET ASSETS AT END OF PERIOD	$—	$4,417,889	$7,556,228	$5,579,831	$754,788

UNITS OUTSTANDING
Units outstanding at beginning of period	1,089	149,144	374,426	264,112	40,472
Units issued	—	1,072	20,695	6,666	5
Units redeemed	(1,089)	(13,320)	(42,428)	(61,422)	(2,338)
Units outstanding at end of period	—	136,896	352,693	209,356	38,139
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

				Goldman Sachs	Goldman Sachs
			Franklin	VIT Large	VIT Mid
	Franklin	Franklin	U.S. Government	Cap Value	Cap Value
	Mutual Shares	Small Cap Value	Securities	Institutional	Institutional
	VIP Class 2	VIP Class 2	VIP Class 2	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$13,455	$(12,959)	$21,998	$(83)	$(747)
Net realized gains (losses)	507,294	404,415	(10,082)	(814)	1,520
Change in unrealized gains (losses)	397,234	197,274	45,655	4,861	20,329
Increase (decrease) in net assets from operations	917,983	588,730	57,571	3,964	21,102
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,903	2,115	366	—	—
Benefits	(39,503)	(22,898)	21,681	(1,864)	—
Payments on termination	(343,383)	(257,870)	(135,441)	—	(5,924)
Contract maintenance charge	(10,826)	(4,935)	(3,226)	(89)	(184)
Transfers among the sub-accounts and with the
Fixed Account - net	(192,336)	(9,499)	101,410	(6,781)	(12,568)
Increase (decrease) in net assets from contract
transactions	(581,145)	(293,087)	(15,210)	(8,734)	(18,676)
INCREASE (DECREASE) IN NET ASSETS	336,838	295,643	42,361	(4,770)	2,426
NET ASSETS AT BEGINNING OF PERIOD	4,684,320	2,532,566	1,601,782	19,661	83,348
NET ASSETS AT END OF PERIOD	$5,021,158	$2,828,209	$1,644,143	$14,891	$85,774

UNITS OUTSTANDING
Units outstanding at beginning of period	208,793	75,744	129,941	1,201	4,230
Units issued	2,556	2,030	13,644	1	30
Units redeemed	(27,263)	(10,331)	(15,106)	(468)	(873)
Units outstanding at end of period	184,086	67,443	128,479	734	3,387
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Goldman Sachs	Goldman Sachs	Invesco	Invesco	Invesco
	VIT Small Cap	VIT U.S.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Equity Insights	Equity Insights	Capital	Capital	Conservative
	Institutional	Institutional	Appreciation	Appreciation	Balanced
	Shares	Shares	Series I*	Series II*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(723)	$(114)	$(6,897)	$(83,035)	$7,359
Net realized gains (losses)	(749)	1,454	58,635	666,000	37,920
Change in unrealized gains (losses)	14,441	4,497	115,539	979,964	181,354
Increase (decrease) in net assets from operations	12,969	5,837	167,277	1,562,929	226,633
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	2,680	180
Benefits	(1,434)	(1,889)	(487)	(34,468)	(35,055)
Payments on termination	(7,712)	—	(7,379)	(399,597)	(56,340)
Contract maintenance charge	(192)	(122)	(264)	(8,271)	(2,391)
Transfers among the sub-accounts and with the
Fixed Account - net	(9,772)	(348)	(1,256)	(147,346)	(6,111)
Increase (decrease) in net assets from contract
transactions	(19,110)	(2,359)	(9,386)	(587,002)	(99,717)
INCREASE (DECREASE) IN NET ASSETS	(6,141)	3,478	157,891	975,927	126,916
NET ASSETS AT BEGINNING OF PERIOD	65,938	26,029	488,655	4,827,273	1,506,099
NET ASSETS AT END OF PERIOD	$59,797	$29,507	$646,546	$5,803,200	$1,633,015

UNITS OUTSTANDING
Units outstanding at beginning of period	3,492	1,231	33,496	211,880	97,192
Units issued	55	3	18	2,402	2,743
Units redeemed	(964)	(103)	(564)	(23,852)	(8,439)
Units outstanding at end of period	2,583	1,131	32,950	190,430	91,496
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco	Invesco			Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.
	Discovery Mid	Discovery Mid	Oppenheimer V.I.	Oppenheimer V.I.	Global
	Cap Growth	Cap Growth	Global	Global	Strategic Income
	Series I*	Series II*	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(18,401)	$(24,430)	$(1,663)	$(11,640)	$17,774
Net realized gains (losses)	207,249	263,473	73,470	235,546	(2,884)
Change in unrealized gains (losses)	257,273	235,211	50,324	122,699	43,021
Increase (decrease) in net assets from operations	446,121	474,254	122,131	346,605	57,911
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	648	—	—	1,600
Benefits	(20,557)	(1,388)	—	(11,878)	(64,375)
Payments on termination	(20,588)	(109,128)	(4,835)	(139,741)	(81,494)
Contract maintenance charge	(330)	(3,112)	(148)	(2,447)	(383)
Transfers among the sub-accounts and with the
Fixed Account - net	(869)	(110,756)	(15,032)	(48,007)	555
Increase (decrease) in net assets from contract
transactions	(42,344)	(223,736)	(20,015)	(202,073)	(144,097)
INCREASE (DECREASE) IN NET ASSETS	403,777	250,518	102,116	144,532	(86,186)
NET ASSETS AT BEGINNING OF PERIOD	1,196,933	1,367,806	412,734	1,252,885	653,846
NET ASSETS AT END OF PERIOD	$1,600,710	$1,618,324	$514,850	$1,397,417	$567,660

UNITS OUTSTANDING
Units outstanding at beginning of period	92,669	51,246	18,559	41,433	41,121
Units issued	42	548	49	746	794
Units redeemed	(2,666)	(7,435)	(820)	(7,172)	(8,289)
Units outstanding at end of period	90,045	44,359	17,788	35,007	33,626
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco			Invesco	Invesco
	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Global	Oppenheimer V.I.	Oppenheimer V.I.	Main Street	Main Street
	Strategic Income	Main Street	Main Street	Small Cap	Small Cap
	Series II*	Series I*	Series II*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$128,677	$(2,072)	$(50,821)	$(5,834)	$(40,115)
Net realized gains (losses)	(50,459)	211,845	1,518,228	58,751	289,949
Change in unrealized gains (losses)	508,319	94,459	580,915	68,423	329,430
Increase (decrease) in net assets from operations	586,537	304,232	2,048,322	121,340	579,264
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,058	—	15,860	750	2,735
Benefits	(116,147)	(9,549)	(75,955)	(2,913)	(18,195)
Payments on termination	(795,585)	(78,861)	(750,277)	(11,828)	(297,618)
Contract maintenance charge	(8,061)	(1,033)	(10,798)	(213)	(5,120)
Transfers among the sub-accounts and with the
Fixed Account - net	131,449	59,016	(465,422)	(38,108)	5,090
Increase (decrease) in net assets from contract
transactions	(776,286)	(30,427)	(1,286,592)	(52,312)	(313,108)
INCREASE (DECREASE) IN NET ASSETS	(189,749)	273,805	761,730	69,028	266,156
NET ASSETS AT BEGINNING OF PERIOD	6,863,683	1,025,356	7,271,519	515,781	2,499,243
NET ASSETS AT END OF PERIOD	$6,673,934	$1,299,161	$8,033,249	$584,809	$2,765,399

UNITS OUTSTANDING
Units outstanding at beginning of period	390,311	55,417	281,272	18,789	70,597
Units issued	15,943	2,771	2,866	657	1,299
Units redeemed	(58,321)	(4,359)	(44,531)	(2,390)	(9,009)
Units outstanding at end of period	347,933	53,829	239,607	17,056	62,887
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Total Return	Total Return	American	American	Invesco V.I.
	Bond	Bond	Franchise	Franchise	American Value
	Series I*	Series II*	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$6,184	$54,014	$(70,404)	$(16,383)	$(8,654)
Net realized gains (losses)	(5,312)	(70,916)	927,980	195,785	80,842
Change in unrealized gains (losses)	22,263	257,533	751,566	121,016	153,728
Increase (decrease) in net assets from operations	23,135	240,631	1,609,142	300,418	225,916
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,800	—	2,980	4,292	—
Benefits	(210)	(91,978)	(119,112)	(570)	(76,474)
Payments on termination	(13,892)	(436,734)	(217,388)	(16,299)	(35,825)
Contract maintenance charge	(103)	(7,046)	(4,960)	(2,815)	(1,709)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,689)	24,926	4,910	(33,727)	6,819
Increase (decrease) in net assets from contract
transactions	(14,094)	(510,832)	(333,570)	(49,119)	(107,189)
INCREASE (DECREASE) IN NET ASSETS	9,041	(270,201)	1,275,572	251,299	118,727
NET ASSETS AT BEGINNING OF PERIOD	290,444	3,329,425	4,708,692	898,168	1,010,977
NET ASSETS AT END OF PERIOD	$299,485	$3,059,224	$5,984,264	$1,149,467	$1,129,704

UNITS OUTSTANDING
Units outstanding at beginning of period	23,238	364,902	250,576	38,045	43,547
Units issued	386	31,945	1,963	1,417	593
Units redeemed	(1,472)	(85,509)	(15,264)	(3,059)	(4,602)
Units outstanding at end of period	22,152	311,338	237,275	36,403	39,538
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	American Value	Comstock	Comstock	Core Equity	Core Equity
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(20,202)	$5,431	$4,299	$(13,151)	$(367)
Net realized gains (losses)	129,843	170,019	851,631	509,266	3,098
Change in unrealized gains (losses)	247,612	48,189	304,031	390,783	2,945
Increase (decrease) in net assets from operations	357,253	223,639	1,159,961	886,898	5,676
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	288	2,600	2,300	5,100	—
Benefits	(41,430)	(29,677)	(57,406)	(63,086)	—
Payments on termination	(143,827)	(47,981)	(416,636)	(305,931)	(452)
Contract maintenance charge	(5,472)	(613)	(14,632)	(3,643)	(55)
Transfers among the sub-accounts and with the
Fixed Account - net	(42,646)	(132,778)	(65,916)	1,196	(3)
Increase (decrease) in net assets from contract
transactions	(233,087)	(208,449)	(552,290)	(366,364)	(510)
INCREASE (DECREASE) IN NET ASSETS	124,166	15,190	607,671	520,534	5,166
NET ASSETS AT BEGINNING OF PERIOD	1,643,179	1,062,187	5,259,740	3,378,231	21,573
NET ASSETS AT END OF PERIOD	$1,767,345	$1,077,377	$5,867,411	$3,898,765	$26,739

UNITS OUTSTANDING
Units outstanding at beginning of period	65,285	45,184	241,893	189,757	1,265
Units issued	662	330	5,366	1,954	—
Units redeemed	(9,061)	(8,702)	(27,307)	(15,465)	(25)
Units outstanding at end of period	56,886	36,812	219,952	176,246	1,240
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Diversified	Diversified	Equity
	Core Plus Bond	Core Plus Bond	Dividend	Dividend	and Income
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,676	$21	$84,828	$6,728	$16,300
Net realized gains (losses)	(4,171)	(4)	509,613	86,185	109,148
Change in unrealized gains (losses)	29,750	139	568,654	32,883	102,931
Increase (decrease) in net assets from operations	31,255	156	1,163,095	125,796	228,379
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	480	—	420	—	—
Benefits	5,946	—	(132,598)	—	(14,203)
Payments on termination	(16,639)	—	(341,397)	(126,509)	(111,793)
Contract maintenance charge	(228)	—	(3,163)	(630)	(1,219)
Transfers among the sub-accounts and with the
Fixed Account - net	582	(2)	(49,560)	(667)	4,196
Increase (decrease) in net assets from contract
transactions	(9,859)	(2)	(526,298)	(127,806)	(123,019)
INCREASE (DECREASE) IN NET ASSETS	21,396	154	636,797	(2,010)	105,360
NET ASSETS AT BEGINNING OF PERIOD	331,261	1,678	5,155,890	620,280	1,263,024
NET ASSETS AT END OF PERIOD	$352,657	$1,832	$5,792,687	$618,270	$1,368,384

UNITS OUTSTANDING
Units outstanding at beginning of period	21,370	124	75,664	32,851	85,757
Units issued	859	—	557	44	1,522
Units redeemed	(1,415)	—	(7,378)	(5,865)	(8,752)
Units outstanding at end of period	20,814	124	68,843	27,030	78,527
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Global	Global	Government	Government
	and Income	Core Equity	Core Equity	Money Market	Money Market
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,474	$230	$(855)	$979	$—
Net realized gains (losses)	105,389	91,823	20,837	—	—
Change in unrealized gains (losses)	76,062	119,080	22,194	—	—
Increase (decrease) in net assets from operations	188,925	211,133	42,176	979	—
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,000	—	—	300	—
Benefits	(2,908)	(4,510)	—	(9,099)	—
Payments on termination	(59,631)	(73,594)	(28,045)	(2,521)	—
Contract maintenance charge	(2,842)	(640)	(586)	(226)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(51,375)	(21,868)	(8,829)	927	—
Increase (decrease) in net assets from contract
transactions	(115,756)	(100,612)	(37,460)	(10,619)	—
INCREASE (DECREASE) IN NET ASSETS	73,169	110,521	4,716	(9,640)	—
NET ASSETS AT BEGINNING OF PERIOD	1,088,138	937,782	196,682	226,478	15
NET ASSETS AT END OF PERIOD	$1,161,307	$1,048,303	$201,398	$216,838	$15

UNITS OUTSTANDING
Units outstanding at beginning of period	52,984	35,600	12,898	23,161	2
Units issued	815	234	38	140	—
Units redeemed	(5,739)	(3,674)	(2,124)	(1,161)	—
Units outstanding at end of period	48,060	32,160	10,812	22,140	2
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Growth	Invesco V.I.	Invesco V.I.
	Securities	Securities	and Income	High Yield	High Yield
	Series I	Series II	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$9,658	$(187)	$(472)	$46,217	$15,128
Net realized gains (losses)	(11,970)	(779)	359,594	(2,272)	(787)
Change in unrealized gains (losses)	47,845	2,018	348,098	70,787	25,311
Increase (decrease) in net assets from operations	45,533	1,052	707,220	114,732	39,652
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,620	—	6,087	—	—
Benefits	(56,393)	—	(70,539)	(15,728)	(110)
Payments on termination	(252,308)	(22,384)	(500,949)	(34,587)	(3,203)
Contract maintenance charge	(677)	—	(6,434)	(333)	(1,579)
Transfers among the sub-accounts and with the
Fixed Account - net	5,853	1	(134,524)	639	3,808
Increase (decrease) in net assets from contract
transactions	(301,905)	(22,383)	(706,359)	(50,009)	(1,084)
INCREASE (DECREASE) IN NET ASSETS	(256,372)	(21,331)	861	64,723	38,568
NET ASSETS AT BEGINNING OF PERIOD	1,075,167	21,331	3,359,990	971,392	355,587
NET ASSETS AT END OF PERIOD	$818,795	$—	$3,360,851	$1,036,115	$394,155

UNITS OUTSTANDING
Units outstanding at beginning of period	68,047	1,621	126,853	51,388	19,202
Units issued	1,354	—	1,073	165	201
Units redeemed	(19,120)	(1,621)	(24,468)	(2,330)	(273)
Units outstanding at end of period	50,281	—	103,458	49,223	19,130

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	International	Managed	Managed	Mid Cap
	Growth	Growth	Volatility	Volatility	Core Equity
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,481	$(786)	$90	$(84)	$(3,424)
Net realized gains (losses)	150,495	23,669	4,301	483	41,876
Change in unrealized gains (losses)	251,288	42,869	27,642	1,733	45,458
Increase (decrease) in net assets from operations	407,264	65,752	32,033	2,132	83,910
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	540	1,763	—	1,175	—
Benefits	(17,482)	—	(3,748)	(200)	(4,043)
Payments on termination	(68,582)	(31,452)	(16,515)	—	(36,832)
Contract maintenance charge	(740)	(3)	(241)	—	(336)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,900)	(936)	1,262	1	489
Increase (decrease) in net assets from contract
transactions	(90,164)	(30,628)	(19,242)	976	(40,722)
INCREASE (DECREASE) IN NET ASSETS	317,100	35,124	12,791	3,108	43,188
NET ASSETS AT BEGINNING OF PERIOD	1,533,019	259,568	193,182	12,638	370,822
NET ASSETS AT END OF PERIOD	$1,850,119	$294,692	$205,973	$15,746	$414,010

UNITS OUTSTANDING
Units outstanding at beginning of period	95,435	13,904	7,585	543	15,787
Units issued	306	85	152	46	17
Units redeemed	(4,193)	(2,604)	(840)	(7)	(1,602)
Units outstanding at end of period	91,548	11,385	6,897	582	14,202
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Mid Cap	Mid Cap	Mid Cap	Invesco V.I.	Invesco V.I.
	Core Equity	Growth	Growth	S&P 500 Index	S&P 500 Index
	Series II	Series I*	Series II*	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,012)	$(7,934)	$(8,180)	$(402)	$(10,235)
Net realized gains (losses)	7,254	89,772	103,293	309,470	252,564
Change in unrealized gains (losses)	10,682	72,910	53,367	295,691	243,381
Increase (decrease) in net assets from operations	16,924	154,748	148,480	604,759	485,710
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,763	—	—	—	—
Benefits	—	(3,731)	(6,971)	(69,595)	(4,768)
Payments on termination	(25,341)	(13,969)	(82,456)	(64,212)	(98,113)
Contract maintenance charge	—	(173)	(2,086)	(797)	(7,194)
Transfers among the sub-accounts and with the
Fixed Account - net	16	579	27,672	(204,289)	(57,400)
Increase (decrease) in net assets from contract
transactions	(23,562)	(17,294)	(63,841)	(338,893)	(167,475)
INCREASE (DECREASE) IN NET ASSETS	(6,638)	137,454	84,639	265,866	318,235
NET ASSETS AT BEGINNING OF PERIOD	79,789	478,593	495,424	2,202,547	1,755,052
NET ASSETS AT END OF PERIOD	$73,151	$616,047	$580,063	$2,468,413	$2,073,287

UNITS OUTSTANDING
Units outstanding at beginning of period	4,040	19,820	20,378	94,255	71,648
Units issued	79	128	1,611	—	79
Units redeemed	(1,178)	(710)	(4,157)	(12,401)	(5,325)
Units outstanding at end of period	2,941	19,238	17,832	81,854	66,402
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

			Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Value	Value
	Technology	Technology	Opportunities	Opportunities	Lord Abbet
	Series I	Series II	Series I	Series II	Bond Debenture*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,468)	$(296)	$(11,689)	$(2,214)	$47,592
Net realized gains (losses)	34,027	1,710	223,854	29,316	10,187
Change in unrealized gains (losses)	62,284	3,360	61,946	7,002	183,054
Increase (decrease) in net assets from operations	91,843	4,774	274,111	34,104	240,833
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,175	1,380	1,763	4,616
Benefits	(6,044)	—	(11,406)	731	5,966
Payments on termination	(2,351)	—	(40,099)	(2,237)	(236,013)
Contract maintenance charge	(238)	—	(968)	(148)	(3,545)
Transfers among the sub-accounts and with the
Fixed Account - net	116	—	10,518	(2,414)	(228)
Increase (decrease) in net assets from contract
transactions	(8,517)	1,175	(40,575)	(2,305)	(229,204)
INCREASE (DECREASE) IN NET ASSETS	83,326	5,949	233,536	31,799	11,629
NET ASSETS AT BEGINNING OF PERIOD	272,688	13,651	956,361	121,568	2,120,537
NET ASSETS AT END OF PERIOD	$356,014	$19,600	$1,189,897	$153,367	$2,132,166

UNITS OUTSTANDING
Units outstanding at beginning of period	11,061	603	61,775	8,563	112,083
Units issued	120	46	1,014	251	6,555
Units redeemed	(403)	—	(3,188)	(331)	(17,645)
Units outstanding at end of period	10,778	649	59,601	8,483	100,993
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Lord Abbet	Lord Abbet	Lord Abbet	Lord Abbet	MFS VIT
	Fundamental	Growth	Growth	Mid Cap	High Yield
	Equity	and Income	Opportunities	Stock	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,615)	$758	$(15,329)	$(11,419)	$10,931
Net realized gains (losses)	13,193	86,807	96,027	55,958	(1,252)
Change in unrealized gains (losses)	117,539	89,100	222,214	285,541	20,441
Increase (decrease) in net assets from operations	129,117	176,665	302,912	330,080	30,120
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,158	1,158	5,165	750
Benefits	29,191	(36,313)	(2,869)	(39,968)	—
Payments on termination	(59,919)	(139,262)	(98,835)	(178,977)	(8,543)
Contract maintenance charge	(1,398)	(2,802)	(2,793)	(2,725)	(43)
Transfers among the sub-accounts and with the
Fixed Account - net	(30,674)	6,540	(78,528)	(12,646)	(345)
Increase (decrease) in net assets from contract
transactions	(62,800)	(170,679)	(181,867)	(229,151)	(8,181)
INCREASE (DECREASE) IN NET ASSETS	66,317	5,986	121,045	100,929	21,939
NET ASSETS AT BEGINNING OF PERIOD	688,711	931,329	929,010	1,661,574	231,205
NET ASSETS AT END OF PERIOD	$755,028	$937,315	$1,050,055	$1,762,503	$253,144

UNITS OUTSTANDING
Units outstanding at beginning of period	31,278	51,910	36,631	97,212	11,525
Units issued	2,064	878	788	3,687	35
Units redeemed	(4,700)	(9,511)	(6,567)	(15,532)	(430)
Units outstanding at end of period	28,642	43,277	30,852	85,367	11,130
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

			MFS VIT
	MFS VIT	MFS VIT	Total Return	Morgan Stanley	Morgan Stanley
	Investors Trust	New Discovery	Bond	VIF Discovery	VIF Discovery
	Initial Class	Initial Class	Initial Class	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,007)	$(3,509)	$5,645	$(6,704)	$(27,391)
Net realized gains (losses)	33,059	54,875	739	74,394	336,599
Change in unrealized gains (losses)	9,501	39,219	15,422	67,529	231,008
Increase (decrease) in net assets from operations	41,553	90,585	21,806	135,219	540,216
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,400	450	—	—
Benefits	—	(351)	(484)	(4,710)	(27,712)
Payments on termination	(30,709)	(20,480)	(10,608)	(50,339)	(155,816)
Contract maintenance charge	(83)	(117)	(69)	(585)	(6,909)
Transfers among the sub-accounts and with the
Fixed Account - net	(50,483)	(4,693)	(36)	8,297	(188,297)
Increase (decrease) in net assets from contract
transactions	(81,275)	(24,241)	(10,747)	(47,337)	(378,734)
INCREASE (DECREASE) IN NET ASSETS	(39,722)	66,344	11,059	87,882	161,482
NET ASSETS AT BEGINNING OF PERIOD	180,702	237,196	256,302	358,431	1,464,518
NET ASSETS AT END OF PERIOD	$140,980	$303,540	$267,361	$446,313	$1,626,000

UNITS OUTSTANDING
Units outstanding at beginning of period	9,409	11,497	13,021	10,943	59,930
Units issued	—	80	19	218	4,278
Units redeemed	(3,760)	(1,064)	(560)	(1,277)	(17,880)
Units outstanding at end of period	5,649	10,513	12,480	9,884	46,328
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF Emerging	VIF Emerging	VIF Global	VIF Global
	Markets Debt	Markets Equity	Markets Equity	Franchise	Infrastructure
	Class II	Class I	Class II	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$41,623	$(1,064)	$(345)	$(14,770)	$24,357
Net realized gains (losses)	(13,083)	27,682	8,832	251,933	65,518
Change in unrealized gains (losses)	95,867	31,316	2,878	332,733	332,150
Increase (decrease) in net assets from operations	124,407	57,934	11,365	569,896	422,025
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,408	—	—	620	—
Benefits	(14,532)	(3,684)	(4,135)	(12,488)	(52,327)
Payments on termination	(71,676)	(3,870)	(31,974)	(392,510)	(218,816)
Contract maintenance charge	(936)	(183)	(245)	(4,516)	(1,048)
Transfers among the sub-accounts and with the
Fixed Account - net	(17,772)	(64,291)	128	(34,655)	(5,783)
Increase (decrease) in net assets from contract
transactions	(101,508)	(72,028)	(36,226)	(443,549)	(277,974)
INCREASE (DECREASE) IN NET ASSETS	22,899	(14,094)	(24,861)	126,347	144,051
NET ASSETS AT BEGINNING OF PERIOD	1,025,823	372,770	83,656	2,261,639	1,657,341
NET ASSETS AT END OF PERIOD	$1,048,722	$358,676	$58,795	$2,387,986	$1,801,392

UNITS OUTSTANDING
Units outstanding at beginning of period	40,182	16,126	2,599	71,581	28,402
Units issued	1,970	29	27	1,621	2
Units redeemed	(5,769)	(3,071)	(1,072)	(13,275)	(4,018)
Units outstanding at end of period	36,383	13,084	1,554	59,927	24,386
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	Morgan Stanley	Morgan Stanley
	Infrastructure	Strategist	Strategist	VIF Growth	VIF Growth
	Class II	Class I	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,021	$8,809	$338	$(95,382)	$(23,767)
Net realized gains (losses)	3,661	77,676	12,825	573,012	127,785
Change in unrealized gains (losses)	16,484	168,330	24,300	287,733	108,737
Increase (decrease) in net assets from operations	21,166	254,815	37,463	765,363	212,755
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	520	—
Benefits	—	(41,400)	(3,986)	(160,129)	914
Payments on termination	(10,271)	(113,969)	(30,844)	(951,450)	(64,082)
Contract maintenance charge	(144)	(1,080)	(925)	(4,036)	(5,729)
Transfers among the sub-accounts and with the
Fixed Account - net	1	(77,797)	1,109	8,989,810	1,292,937
Increase (decrease) in net assets from contract
transactions	(10,414)	(234,246)	(34,646)	7,874,715	1,224,040
INCREASE (DECREASE) IN NET ASSETS	10,752	20,569	2,817	8,640,078	1,436,795
NET ASSETS AT BEGINNING OF PERIOD	82,297	1,677,508	242,271	969,808	522,474
NET ASSETS AT END OF PERIOD	$93,049	$1,698,077	$245,088	$9,609,886	$1,959,269

UNITS OUTSTANDING
Units outstanding at beginning of period	4,340	114,550	15,991	26,405	12,857
Units issued	—	745	61	278,304	76,445
Units redeemed	(445)	(16,062)	(1,975)	(40,957)	(2,249)
Units outstanding at end of period	3,895	99,233	14,077	263,752	87,053
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

					PIMCO VIT
	Morgan Stanley	Morgan Stanley			Commodity
	VIF U.S.	VIF U.S.	Morgan Stanley	Morgan Stanley	RealReturn®
	Real Estate	Real Estate	VIS Income Plus	VIS Income Plus	Strategy
	Class I	Class II	Class X Shares	Class Y Shares	Advisor Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$683	$3,506	$48,823	$15,478	$92
Net realized gains (losses)	16,111	208,722	18,772	1,127	(5,286)
Change in unrealized gains (losses)	10,660	138,381	230,037	101,235	5,555
Increase (decrease) in net assets from operations	27,454	350,609	297,632	117,840	361
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	4,185	—	—	—
Benefits	(5,247)	(23,909)	(52,213)	(11,274)	—
Payments on termination	(19,555)	(252,910)	(282,714)	(74,138)	(3,912)
Contract maintenance charge	(259)	(2,688)	(1,231)	(678)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(10,367)	(41,845)	(10,547)	3,996	—
Increase (decrease) in net assets from contract
transactions	(35,428)	(317,167)	(346,705)	(82,094)	(3,915)
INCREASE (DECREASE) IN NET ASSETS	(7,974)	33,442	(49,073)	35,746	(3,554)
NET ASSETS AT BEGINNING OF PERIOD	169,733	2,147,927	2,152,554	895,420	4,891
NET ASSETS AT END OF PERIOD	$161,759	$2,181,369	$2,103,481	$931,166	$1,337

UNITS OUTSTANDING
Units outstanding at beginning of period	4,388	60,827	53,250	51,286	1,029
Units issued	—	3,560	472	1,096	—
Units redeemed	(777)	(11,793)	(8,209)	(5,928)	(779)
Units outstanding at end of period	3,611	52,594	45,513	46,454	250
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

					Putnam VT
	PIMCO VIT			Putnam VT	Emerging
	Emerging	PIMCO VIT	PIMCO VIT	Diversified	Markets
	Markets Bond	Real Return	Total Return	Income	Equity Fund
	Advisor Class	Advisor Class	Advisor Class	Class IB	Class IB*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$523	$119	$3,317	$30,291	$(7,240)
Net realized gains (losses)	(489)	(481)	380	(41,106)	73,133
Change in unrealized gains (losses)	2,221	9,641	13,987	151,567	53,255
Increase (decrease) in net assets from operations	2,255	9,279	17,684	140,752	119,148
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	480
Benefits	—	562	—	(10,393)	(49,694)
Payments on termination	(6,082)	(34,309)	(87,517)	(180,928)	(38,233)
Contract maintenance charge	(21)	(432)	(4,079)	(367)	(450)
Transfers among the sub-accounts and with the
Fixed Account - net	(176)	15,254	8,325	4,118	(16,237)
Increase (decrease) in net assets from contract
transactions	(6,279)	(18,925)	(83,271)	(187,570)	(104,134)
INCREASE (DECREASE) IN NET ASSETS	(4,024)	(9,646)	(65,587)	(46,818)	15,014
NET ASSETS AT BEGINNING OF PERIOD	19,575	138,838	291,830	1,496,378	543,988
NET ASSETS AT END OF PERIOD	$15,551	$129,192	$226,243	$1,449,560	$559,002

UNITS OUTSTANDING
Units outstanding at beginning of period	1,235	10,665	20,099	76,664	40,530
Units issued	65	1,301	518	562	469
Units redeemed	(443)	(2,692)	(6,100)	(9,656)	(9,428)
Units outstanding at end of period	857	9,274	14,517	67,570	31,571
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Putnam VT	Putnam VT		Putnam VT
	Putnam VT	George Putnam	Global	Putnam VT	Global
	Equity Income	Balanced	Asset Allocation	Global Equity	Health Care
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$101,189	$815	$(65)	$(21,979)	$(23,128)
Net realized gains (losses)	1,642,396	250,110	78,746	189,584	81,950
Change in unrealized gains (losses)	1,807,479	435,622	211,387	198,496	384,288
Increase (decrease) in net assets from operations	3,551,064	686,547	290,068	366,101	443,110
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	17,993	618	760	4,080	—
Benefits	(217,866)	(55,358)	(28,402)	(36,034)	(18,187)
Payments on termination	(1,303,498)	(289,728)	(142,669)	(263,081)	(97,321)
Contract maintenance charge	(11,248)	(5,571)	(1,966)	(872)	(1,198)
Transfers among the sub-accounts and with the
Fixed Account - net	(208,044)	25,047	17,048	814,111	(3,445)
Increase (decrease) in net assets from contract
transactions	(1,722,663)	(324,992)	(155,229)	518,204	(120,151)
INCREASE (DECREASE) IN NET ASSETS	1,828,401	361,555	134,839	884,305	322,959
NET ASSETS AT BEGINNING OF PERIOD	13,098,153	3,199,964	1,937,287	1,222,069	1,622,219
NET ASSETS AT END OF PERIOD	$14,926,554	$3,561,519	$2,072,126	$2,106,374	$1,945,178

UNITS OUTSTANDING
Units outstanding at beginning of period	460,131	191,903	93,326	93,306	59,624
Units issued	10,989	2,492	877	63,619	129
Units redeemed	(63,764)	(19,777)	(8,085)	(22,549)	(4,233)
Units outstanding at end of period	407,356	174,618	86,118	134,376	55,520

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Putnam VT	Putnam VT			Putnam VT
	Government	Growth	Putnam VT	Putnam VT	International
	Money Market	Opportunities	High Yield	Income	Equity
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,391	$(97,675)	$112,898	$101,429	$712
Net realized gains (losses)	—	1,421,481	(35,329)	(9,819)	(9,636)
Change in unrealized gains (losses)	—	1,131,759	223,394	455,652	728,208
Increase (decrease) in net assets from operations	3,391	2,455,565	300,963	547,262	719,284
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	11,780	3,132	3,481	4,743	960
Benefits	(100,748)	(118,577)	(50,913)	(135,748)	(22,944)
Payments on termination	(1,765,773)	(766,018)	(351,847)	(819,946)	(325,342)
Contract maintenance charge	(24,260)	(7,519)	(4,881)	(8,673)	(5,067)
Transfers among the sub-accounts and with the
Fixed Account - net	1,196,937	(89,577)	1,430	(9,132)	42,357
Increase (decrease) in net assets from contract
transactions	(682,064)	(978,559)	(402,730)	(968,756)	(310,036)
INCREASE (DECREASE) IN NET ASSETS	(678,673)	1,477,006	(101,767)	(421,494)	409,248
NET ASSETS AT BEGINNING OF PERIOD	6,629,329	7,413,747	2,484,860	5,614,380	3,172,162
NET ASSETS AT END OF PERIOD	$5,950,656	$8,890,753	$2,383,093	$5,192,886	$3,581,410

UNITS OUTSTANDING
Units outstanding at beginning of period	710,147	656,041	106,469	334,004	214,710
Units issued	192,614	21,705	1,816	21,264	18,502
Units redeemed	(266,895)	(93,432)	(18,468)	(74,597)	(32,132)
Units outstanding at end of period	635,866	584,314	89,817	280,671	201,080
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Putnam VT	Putnam VT			Putnam VT
	International	Mortgage	Putnam VT	Putnam VT	Small Cap
	Value	Securities	Multi-Cap Core	Research	Growth
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$6,557	$10,894	$(7,321)	$(2,368)	$(2,713)
Net realized gains (losses)	12,996	(16,310)	654,333	259,744	16,397
Change in unrealized gains (losses)	66,923	136,321	477,461	135,522	45,463
Increase (decrease) in net assets from operations	86,476	130,905	1,124,473	392,898	59,147
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	90	3,649	240	—
Benefits	(15,912)	(17,804)	(189,687)	(9,495)	(2,808)
Payments on termination	(56,308)	(61,562)	(452,500)	(149,477)	(52,708)
Contract maintenance charge	(184)	(595)	(2,480)	(1,001)	(42)
Transfers among the sub-accounts and with the
Fixed Account - net	1,294	(22,949)	(73,270)	(37,145)	(18,097)
Increase (decrease) in net assets from contract
transactions	(71,110)	(102,820)	(714,288)	(196,878)	(73,655)
INCREASE (DECREASE) IN NET ASSETS	15,366	28,085	410,185	196,020	(14,508)
NET ASSETS AT BEGINNING OF PERIOD	507,995	1,167,476	4,079,203	1,354,341	184,892
NET ASSETS AT END OF PERIOD	$523,361	$1,195,561	$4,489,388	$1,550,361	$170,384

UNITS OUTSTANDING
Units outstanding at beginning of period	38,696	66,846	268,203	69,749	6,908
Units issued	345	771	1,185	257	20
Units redeemed	(5,363)	(6,343)	(43,001)	(9,426)	(2,199)
Units outstanding at end of period	33,678	61,274	226,387	60,580	4,729
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Putnam VT	Putnam VT	Templeton
	Putnam VT	Sustainable	Sustainable	Developing	Templeton
	Small Cap Value	Future	Leaders	Markets	Foreign
	Class IB	Class IB	Class IB	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(11,871)	$(2,390)	$(60,113)	$(5,376)	$12,867
Net realized gains (losses)	95,376	79,292	1,300,896	6,345	(78,530)
Change in unrealized gains (losses)	299,589	3,841	885,394	215,384	552,438
Increase (decrease) in net assets from operations	383,094	80,743	2,126,177	216,353	486,775
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	240	—	2,592	910	4,825
Benefits	(6,341)	13,761	(210,060)	(9,414)	(72,980)
Payments on termination	(202,264)	(6,341)	(506,989)	(54,870)	(571,419)
Contract maintenance charge	(1,252)	(141)	(4,817)	(2,240)	(12,074)
Transfers among the sub-accounts and with the
Fixed Account - net	2,071	(18,542)	(195,922)	(12,233)	(41,113)
Increase (decrease) in net assets from contract
transactions	(207,546)	(11,263)	(915,196)	(77,847)	(692,761)
INCREASE (DECREASE) IN NET ASSETS	175,548	69,480	1,210,981	138,506	(205,986)
NET ASSETS AT BEGINNING OF PERIOD	1,770,417	289,706	6,484,752	902,141	5,029,979
NET ASSETS AT END OF PERIOD	$1,945,965	$359,186	$7,695,733	$1,040,647	$4,823,993

UNITS OUTSTANDING
Units outstanding at beginning of period	56,835	9,324	354,912	28,768	270,463
Units issued	1,180	505	322	591	18,919
Units redeemed	(6,684)	(822)	(46,901)	(2,722)	(57,605)
Units outstanding at end of period	51,331	9,007	308,333	26,637	231,777
See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Wells Fargo VT
	Index	Wells Fargo VT
	Asset Allocation	Opportunity
	Class 2	Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(257)	$(315)
Net realized gains (losses)	11,725	4,461
Change in unrealized gains (losses)	16,552	4,181
Increase (decrease) in net assets from operations	28,020	8,327
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—
Benefits	—	—
Payments on termination	(1,869)	(2,373)
Contract maintenance charge	(173)	—
Transfers among the sub-accounts and with the
Fixed Account - net	21	(795)
Increase (decrease) in net assets from contract
transactions	(2,021)	(3,168)
INCREASE (DECREASE) IN NET ASSETS	25,999	5,159
NET ASSETS AT BEGINNING OF PERIOD	150,648	28,948
NET ASSETS AT END OF PERIOD	$176,647	$34,107

UNITS OUTSTANDING
Units outstanding at beginning of period	7,341	2,436
Units issued	3	—
Units redeemed	(91)	(226)
Units outstanding at end of period	7,253	2,210

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

1. Organization
Allstate Life of New York Separate Account A (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York (“ALNY”). The assets of the Account are legally segregated from those of ALNY. ALNY is wholly owned by Allstate Life Insurance Company ("ALIC"), which is a wholly owned subsidiary of Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, ALNY completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance Agreements do not extinguish ALNY’s contractual obligations to the contractholders. ALNY continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to ALNY.
ALNY issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.

AIM Lifetime America Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced Choice
AIM Lifetime Plus SM Variable Annuity
AIM Lifetime Plus SM Variable Annuity II
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Custom Portfolio
Allstate Custom Portfolio Plus
Allstate Provider
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base, B-Share and L-Share)
Allstate Variable Annuity II
Allstate Variable Annuity 3
Allstate Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Provider Ultra
Putnam Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
Absent any contract provisions wherein ALNY contractually guarantees either a minimum return or account value upon death or annuitization, a specified contract anniversary date, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to mutual fund portfolios ("Fund" or "Funds") in which they invest:

Alliance Bernstein VPS Growth & Income Class B	AST BlackRock Global Strategies**
Alliance Bernstein VPS International Value Class B	AST BlackRock Low Duration Bond**
Alliance Bernstein VPS Large Cap Growth Class B	AST BlackRock/Loomis Sayles Bond**
Alliance Bernstein VPS Small/Mid Value Class B	AST Bond Portfolio 2019*
AST Academic Strategies Asset Allocation	AST Bond Portfolio 2020*
AST Advanced Strategies	AST Bond Portfolio 2021**
AST AllianzGI World Trends**	AST Bond Portfolio 2022**
AST AQR Emerging Markets Equity*	AST Bond Portfolio 2023**
AST AQR Large-Cap*	AST Bond Portfolio 2024**
AST Balanced Asset Allocation**	AST Bond Portfolio 2025**

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

AST Bond Portfolio 2026**	DWS Bond VIP Class A**
AST Bond Portfolio 2027**	DWS Capital Growth VIP Class A**
AST Bond Portfolio 2028**	DWS Core Equity VIP Class A**
AST Bond Portfolio 2029**	DWS CROCI® International VIP Class A**
AST Bond Portfolio 2030**	DWS Global Income Builder VIP Class A**
AST Bond Portfolio 2031*,**	DWS Global Small Cap VIP Class A**
AST Capital Growth Asset Allocation**	DWS Government Money Market VIP Class A**
AST ClearBridge Dividend Growth**	DWS Small Mid Cap Growth VIP Class A**
AST Cohen & Steers Global Realty**	Fidelity VIP Contrafund Initial Class
AST Cohen & Steers Realty**	Fidelity VIP Contrafund Service Class 2
AST Emerging Markets Equity*,**	Fidelity VIP Equity-Income Initial Class
AST Fidelity Institutional AMSM Quantitative	Fidelity VIP Freedom 2010 Service Class 2
AST Goldman Sachs Multi-Asset**	Fidelity VIP Freedom 2020 Service Class 2
AST Goldman Sachs Small-Cap Value**	Fidelity VIP Freedom 2030 Service Class 2
AST Government Money Market**	Fidelity VIP Freedom Income Service Class 2
AST High Yield**	Fidelity VIP Government Money Market Initial Class
AST Hotchkis & Wiley Large-Cap Value**	Fidelity VIP Government Money Market Service Class 2
AST International Growth	Fidelity VIP Growth & Income Service Class 2
AST International Value**	Fidelity VIP Growth Initial Class
AST Investment Grade Bond**	Fidelity VIP Growth Opportunities Initial Class
AST J.P. Morgan Global Thematic**	Fidelity VIP Growth Opportunities Service Class 2
AST J.P. Morgan International Equity**	Fidelity VIP High Income Initial Class
AST J.P. Morgan Strategic Opportunities	Fidelity VIP High Income Service Class 2
AST Jennison Large-Cap Growth**	Fidelity VIP Index 500 Initial Class
AST Large-Cap Core*,**	Fidelity VIP Index 500 Service Class 2
AST Loomis Sayles Large-Cap Growth	Fidelity VIP Investment Grade Bond Initial Class
AST MFS Global Equity**	Fidelity VIP Mid Cap Service Class 2
AST MFS Growth Allocation**	Fidelity VIP Overseas Initial Class
AST MFS Growth**	Franklin Growth and Income VIP Class 2
AST MFS Large-Cap Value**	Franklin Income VIP Class 2
AST Mid-Cap Growth	Franklin Large Cap Growth VIP Class 2
AST Neuberger Berman/LSV Mid-Cap Value	Franklin Mutual Global Discovery VIP Class 2
AST Preservation Asset Allocation	Franklin Mutual Shares VIP Class 2
AST Prudential Core Bond**	Franklin Small Cap Value VIP Class 2
AST Prudential Growth Allocation	Franklin U.S. Government Securities VIP Class 2
AST QMA US Equity Alpha**	Goldman Sachs VIT Large Cap Value Institutional Shares
AST Quantitative Modeling**	Goldman Sachs VIT Mid Cap Value Institutional Shares
AST Small-Cap Growth Opportunities	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
AST Small-Cap Growth**	Goldman Sachs VIT U.S. Equity Insights Institutional Shares
AST Small-Cap Value**	Invesco Oppenheimer V.I. Capital Appreciation Series I*
AST T. Rowe Price Asset Allocation	Invesco Oppenheimer V.I. Capital Appreciation Series II*
AST T. Rowe Price Large-Cap Growth**	Invesco Oppenheimer V.I. Conservative Balanced Series II*
AST T. Rowe Price Large-Cap Value	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I*
AST T. Rowe Price Natural Resources**	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II*
AST Templeton Global Bond*	Invesco Oppenheimer V.I. Global Series I*
AST WEDGE Capital Mid-Cap Value**	Invesco Oppenheimer V.I. Global Series II*
AST Wellington Management Hedged Equity**	Invesco Oppenheimer V.I. Global Strategic Income Series I*
AST Western Asset Core Plus Bond**	Invesco Oppenheimer V.I. Global Strategic Income Series II*
AST Western Asset Emerging Markets Debt**	Invesco Oppenheimer V.I. Main Street Series I*
BNY Mellon Stock Index Fund, Inc.	Invesco Oppenheimer V.I. Main Street Series II*
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	Invesco Oppenheimer V.I. Main Street Small Cap Series I*
BNY Mellon VIF Appreciation Initial Shares	Invesco Oppenheimer V.I. Main Street Small Cap Series II*
BNY Mellon VIF Government Money Market	Invesco Oppenheimer V.I. Total Return Bond Series I*
Delaware VIP Small Cap Value Series Standard Class	Invesco Oppenheimer V.I. Total Return Bond Series II*
Delaware VIP Smid Cap Core Series Standard Class	Invesco V.I. American Franchise Series I

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Invesco V.I. American Franchise Series II	Morgan Stanley VIF Global Franchise Class II
Invesco V.I. American Value Series I	Morgan Stanley VIF Global Infrastructure Class I
Invesco V.I. American Value Series II	Morgan Stanley VIF Global Infrastructure Class II
Invesco V.I. Comstock Series I	Morgan Stanley VIF Global Strategist Class I
Invesco V.I. Comstock Series II	Morgan Stanley VIF Global Strategist Class II
Invesco V.I. Core Equity Series I	Morgan Stanley VIF Growth Class I
Invesco V.I. Core Equity Series II	Morgan Stanley VIF Growth Class II
Invesco V.I. Core Plus Bond Series I	Morgan Stanley VIF U.S. Real Estate Class I
Invesco V.I. Core Plus Bond Series II	Morgan Stanley VIF U.S. Real Estate Class II
Invesco V.I. Diversified Dividend Series I	Morgan Stanley VIS Income Plus Class X Shares
Invesco V.I. Diversified Dividend Series II	Morgan Stanley VIS Income Plus Class Y Shares
Invesco V.I. Equity and Income Series I	PIMCO VIT CommodityRealReturn® Strategy Advisor Class
Invesco V.I. Equity and Income Series II	PIMCO VIT Emerging Markets Bond Advisor Class
Invesco V.I. Global Core Equity Series I	PIMCO VIT Real Return Advisor Class
Invesco V.I. Global Core Equity Series II	PIMCO VIT Total Return Advisor Class
Invesco V.I. Government Money Market Series I	Profund VP Consumer Goods**
Invesco V.I. Government Money Market Series II	ProFund VP Consumer Services**
Invesco V.I. Government Securities Series I	ProFund VP Financials**
Invesco V.I. Government Securities Series II**	ProFund VP Health Care**
Invesco V.I. Growth and Income Series II	ProFund VP Industrials**
Invesco V.I. High Yield Series I	ProFund VP Large-Cap Growth**
Invesco V.I. High Yield Series II	ProFund VP Large-Cap Value**
Invesco V.I. International Growth Series I	ProFund VP Mid-Cap Growth**
Invesco V.I. International Growth Series II	ProFund VP Mid-Cap Value**
Invesco V.I. Managed Volatility Series I	ProFund VP Real Estate**
Invesco V.I. Managed Volatility Series II	ProFund VP Small-Cap Growth**
Invesco V.I. Mid Cap Core Equity Series I	ProFund VP Small-Cap Value**
Invesco V.I. Mid Cap Core Equity Series II	ProFund VP Telecommunications**
Invesco V.I. Mid Cap Growth Series I*	ProFund VP Utilities**
Invesco V.I. Mid Cap Growth Series II*	Putnam VT Diversified Income Class IB
Invesco V.I. S&P 500 Index Series I	Putnam VT Emerging Markets Equity Fund Class IB*
Invesco V.I. S&P 500 Index Series II	Putnam VT Equity Income Class IB
Invesco V.I. Technology Series I	Putnam VT George Putnam Balanced Class IB
Invesco V.I. Technology Series II	Putnam VT Global Asset Allocation Class IB
Invesco V.I. Value Opportunities Series I	Putnam VT Global Equity Class IB
Invesco V.I. Value Opportunities Series II	Putnam VT Global Health Care Class IB
Lord Abbet Bond Debenture*	Putnam VT Government Money Market Class IB
Lord Abbet Fundamental Equity	Putnam VT Growth Opportunities Class IB
Lord Abbet Growth and Income	Putnam VT High Yield Class IB
Lord Abbet Growth Opportunities	Putnam VT Income Class IB
Lord Abbet Mid Cap Stock	Putnam VT International Equity Class IB
MFS VIT High Yield Initial Class	Putnam VT International Value Class IB
MFS VIT Investors Trust Initial Class	Putnam VT Mortgage Securities Class IB
MFS VIT New Discovery Initial Class	Putnam VT Multi-Cap Core Class IB
MFS VIT Total Return Bond Initial Class	Putnam VT Research Class IB
Morgan Stanley VIF Discovery Class I	Putnam VT Small Cap Growth Class IB
Morgan Stanley VIF Discovery Class II	Putnam VT Small Cap Value Class IB
Morgan Stanley VIF Emerging Markets Debt Class II	Putnam VT Sustainable Future Class IB
Morgan Stanley VIF Emerging Markets Equity Class I	Putnam VT Sustainable Leaders Class IB
Morgan Stanley VIF Emerging Markets Equity Class II	Templeton Developing Markets VIP Class 2

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Templeton Foreign VIP Class 2	AST Global Bond*,**
Wells Fargo VT Index Asset Allocation Class 2	Franklin Flex Cap Growth VIP Class 2
Wells Fargo VT Opportunity Class 2
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
(**) Sub-account was available, but had no assets as of December 31, 2020.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the ALNY general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
The Novel Coronavirus Pandemic or COVID-19 (“Coronavirus”) resulted in governments worldwide enacting emergency measures to combat the spread of the virus. Ongoing uncertainty related to the future path of the pandemic has and may continue to create market volatility that impacts the valuations, liquidity, prospects and risks of fixed income securities and equity securities, including sub accounts of the Account. Future investment results will depend on developments, including the duration and spread of the outbreak, preventive measures to combat the spread of the virus, and capital market conditions, including the pace of economic recovery and effectiveness of the fiscal and monetary policy responses.
The ongoing impact of the Coronavirus on financial markets and the overall economy remain uncertain. Some of the restrictions implemented to contain the pandemic have been relaxed, but reduced economic activity, limits on large gatherings and events and higher unemployment continue. Additionally, there is no way of predicting with certainty how long the pandemic might last, including the potential for restrictions being restored or new restrictions being implemented that could result in further economic volatility.
Subsequent events - On January 26, 2021, the Allstate Corporation announced it had entered into an agreement to sell ALIC and certain affiliates, to Antelope US Holdings Company, a Delaware corporation and an affiliate of an investment fund associated with The Blackstone Group Inc. On March 29, 2021, The Allstate Corporation announced an agreement to sell ALNY, including the Account, to Wilton Reassurance Company. The sales transactions are expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions. There will be no change in the administrator.

2. Portfolio Changes

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2020.

The following sub-accounts were opened during the year ended December 31, 2020:

Date:	Account:
January 2, 2020	AST Bond Portfolio 2031
November 13, 2020	AST Global Bond

The following sub-accounts were closed during the year ended December 31, 2020:

Date:	Account:
January 2, 2020	AST Bond Portfolio 2019
August 14, 2020	AST AQR Emerging Markets Equity
August 14, 2020	AST AQR Large-Cap
December 31, 2020	AST Bond Portfolio 2020

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective subaccount’s investments received from the underlying Merged from subaccount were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date:	Merged from:	Merged to:
April 30, 2020	Invesco V.I. Mid Cap Growth Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I
April 30, 2020	Invesco V.I. Mid Cap Growth Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
November 13, 2020	AST Templeton Global Bond	AST Global Bond

The following sub-account changes occurred during the year ended December 31, 2020:

New fund name:	Old fund name:
AST Emerging Markets Equity	AST Parametric Emerging Markets Equity
AST Large-Cap Core	AST QMA Large-Cap
Invesco Oppenheimer V.I. Capital Appreciation Series I	Invesco Oppenheimer V.I. Capital Appreciation Non-Service Shares
Invesco Oppenheimer V.I. Capital Appreciation Series II	Invesco Oppenheimer V.I. Capital Appreciation Service Shares
Invesco Oppenheimer V.I. Conservative Balanced Series II	Invesco Oppenheimer V.I. Conservative Balance Service Shares
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Non-Service Shares
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Service Shares
Invesco Oppenheimer V.I. Global Series I	Invesco Oppenheimer V.I. Global Non-Service Shares
Invesco Oppenheimer V.I. Global Series II	Invesco Oppenheimer V.I. Global Service Shares
Invesco Oppenheimer V.I. Global Strategic Income Series I	Invesco Oppenheimer V.I. Global Strategic Income Non-Service Shares
Invesco Oppenheimer V.I. Global Strategic Income Series II	Invesco Oppenheimer V.I. Global Strategic Income Service Shares
Invesco Oppenheimer V.I. Main Street Series I	Invesco Oppenheimer V.I. Main Street Non-Service Shares
Invesco Oppenheimer V.I. Main Street Series II	Invesco Oppenheimer V.I. Main Street Service Shares
Invesco Oppenheimer V.I. Main Street Small Cap Series I	Invesco Oppenheimer V.I. Main Street Small Cap Non-Service Shares
Invesco Oppenheimer V.I. Main Street Small Cap Series II	Invesco Oppenheimer V.I. Main Street Small Cap Service Shares
Invesco Oppenheimer V.I. Total Return Bond Series I	Invesco Oppenheimer V.I. Total Return Bond Non-Service Shares
Invesco Oppenheimer V.I. Total Return Bond Series II	Invesco Oppenheimer V.I. Total Return Bond Service Shares
Lord Abbet Bond Debenture	Lord Abbet Bond-Debenture
Putnam VT Emerging Markets Equity Fund Class IB	Putnam VT International Growth Class IB
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2019.

The following sub-account was opened during the year ended December 31, 2019:

Date:	Account:
January 2, 2019	AST Bond Portfolio 2030

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective subaccount’s investments received from the underlying Merged from subaccount were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date:	Merged from:	Merged to:
April 26, 2019	Alliance Bernstein VPS Growth Class B	Alliance Bernstein VPS Growth & Income Class B
April 26, 2019	Alliance Bernstein VPS Value Class B	Alliance Bernstein VPS Large Cap Growth Class B

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Date:	Merged from:	Merged to:
April 26, 2019	Morgan Stanley VIS Multi Cap Growth Class X Shares	Morgan Stanley VIF Growth Class I
April 26, 2019	Morgan Stanley VIS Multi Cap Growth Class Y Shares	Morgan Stanley VIF Growth Class II
April 29, 2019	AST Goldman Sachs Large-Cap Value	AST T. Rowe Price Large-Cap Value
June 14, 2019	Putnam VT Global Utilities Class IB	Putnam VT Global Equity Class IB

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of ALNY. ALNY is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2020 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.

Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum. The mortality risk is fully borne by ALNY and may result in additional amounts being transferred into the Account by ALNY to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from ALNY but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to ALNY. A payable is established for amounts payable to ALNY from the sub-accounts but not yet paid. The changes in mortality risks are included in “Benefits” on the Statement of Changes in Net Assets and in "Contracts in payout (annuitization) period" in the Statement of Net Assets.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the
Account can access.
Level 2:    Assets whose values are based on the following:
             (a) Quoted prices for similar assets in active markets;
             (b) Quoted prices for identical or similar assets in markets that are not active; or
             (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

5. Expenses
Withdrawal charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 1.00% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Scudder Horizon Advantage does not charge a withdrawal charge. The amounts are included in "Payments on terminations" on the Statement of Changes in Net Assets, but are remitted to ALNY.
Mortality and Expense Risk Charge - ALNY assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.10% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. ALNY guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options, may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - ALNY deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - ALNY deducts an annual maintenance charge at a rate up to $35 on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as a redemption of units and reported on the Statement of Changes in Net Assets.

6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2020 was as follows:

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Purchases
Alliance Bernstein VPS Growth & Income Class B	$131,763
Alliance Bernstein VPS International Value Class B	6,774
Alliance Bernstein VPS Large Cap Growth Class B	161,843
Alliance Bernstein VPS Small/Mid Value Class B	23,914
AST Capital Growth Asset Allocation	4,020
AST Prudential Growth Allocation	104,018
AST T. Rowe Price Asset Allocation	154,011
BNY Mellon Stock Index Fund, Inc.	417,474
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	2,576
BNY Mellon VIF Appreciation Initial Shares	23,689
BNY Mellon VIF Government Money Market	144,968
Delaware VIP Small Cap Value Series Standard Class	50,163
Delaware VIP Smid Cap Core Series Standard Class	13,656
Fidelity VIP Contrafund Initial Class	198,360
Fidelity VIP Contrafund Service Class 2	113,523
Fidelity VIP Equity-Income Initial Class	62,679
Fidelity VIP Freedom 2010 Service Class 2	15,240
Fidelity VIP Freedom 2020 Service Class 2	920,973
Fidelity VIP Freedom 2030 Service Class 2	1,080
Fidelity VIP Freedom Income Service Class 2	8,709
Fidelity VIP Government Money Market Initial Class	1,565,546
Fidelity VIP Government Money Market Service Class 2	359,399
Fidelity VIP Growth & Income Service Class 2	1,947
Fidelity VIP Growth Initial Class	166,435
Fidelity VIP Growth Opportunities Initial Class	58,716
Fidelity VIP Growth Opportunities Service Class 2	193,766
Fidelity VIP High Income Initial Class	13,309
Fidelity VIP High Income Service Class 2	4,919
Fidelity VIP Index 500 Initial Class	198,718
Fidelity VIP Index 500 Service Class 2	148,886
Fidelity VIP Investment Grade Bond Initial Class	185,814
Fidelity VIP Mid Cap Service Class 2	5,918
Fidelity VIP Overseas Initial Class	3,500
Franklin Flex Cap Growth VIP Class 2	24,999
Franklin Growth and Income VIP Class 2	1,198,119
Franklin Income VIP Class 2	601,414
Franklin Large Cap Growth VIP Class 2	596,423
Franklin Mutual Global Discovery VIP Class 2	28,936
Franklin Mutual Shares VIP Class 2	541,393
Franklin Small Cap Value VIP Class 2	352,577
Franklin U.S. Government Securities VIP Class 2	263,675
Goldman Sachs VIT Large Cap Value Institutional Shares	784
Goldman Sachs VIT Mid Cap Value Institutional Shares	4,684
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	2,948
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	2,005
Invesco Oppenheimer V.I. Capital Appreciation Series I*	102,416
Invesco Oppenheimer V.I. Capital Appreciation Series II*	946,560
Invesco Oppenheimer V.I. Conservative Balanced Series II*	228,677
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I*	671,020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II*	813,535
Invesco Oppenheimer V.I. Global Series I*	23,965
Invesco Oppenheimer V.I. Global Series II*	68,524
Invesco Oppenheimer V.I. Global Strategic Income Series I*	43,222
Invesco Oppenheimer V.I. Global Strategic Income Series II*	566,232

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Purchases
Invesco Oppenheimer V.I. Main Street Series I*	$146,130
Invesco Oppenheimer V.I. Main Street Series II*	1,188,669
Invesco Oppenheimer V.I. Main Street Small Cap Series I*	62,492
Invesco Oppenheimer V.I. Main Street Small Cap Series II*	163,351
Invesco Oppenheimer V.I. Total Return Bond Series I*	12,251
Invesco Oppenheimer V.I. Total Return Bond Series II*	855,214
Invesco V.I. American Franchise Series I	526,129
Invesco V.I. American Franchise Series II	118,906
Invesco V.I. American Value Series I	52,641
Invesco V.I. American Value Series II	169,832
Invesco V.I. Comstock Series I	116,852
Invesco V.I. Comstock Series II	556,323
Invesco V.I. Core Equity Series I	898,637
Invesco V.I. Core Equity Series II	6,346
Invesco V.I. Core Plus Bond Series I	73,211
Invesco V.I. Core Plus Bond Series II	45
Invesco V.I. Diversified Dividend Series I	352,456
Invesco V.I. Diversified Dividend Series II	40,181
Invesco V.I. Equity and Income Series I	111,485
Invesco V.I. Equity and Income Series II	80,082
Invesco V.I. Global Core Equity Series I	22,781
Invesco V.I. Global Core Equity Series II	2,068
Invesco V.I. Government Money Market Series I	2,929
Invesco V.I. Government Securities Series I	82,046
Invesco V.I. Growth and Income Series II	324,668
Invesco V.I. High Yield Series I	66,755
Invesco V.I. High Yield Series II	33,793
Invesco V.I. International Growth Series I	89,503
Invesco V.I. International Growth Series II	14,812
Invesco V.I. Managed Volatility Series I	11,424
Invesco V.I. Managed Volatility Series II	1,830
Invesco V.I. Mid Cap Core Equity Series I	80,908
Invesco V.I. Mid Cap Core Equity Series II	15,244
Invesco V.I. Mid Cap Growth Series I*	153,705
Invesco V.I. Mid Cap Growth Series II*	165,379
Invesco V.I. S&P 500 Index Series I	479,212
Invesco V.I. S&P 500 Index Series II	173,505
Invesco V.I. Technology Series I	102,310
Invesco V.I. Technology Series II	3,575
Invesco V.I. Value Opportunities Series I	79,761
Invesco V.I. Value Opportunities Series II	16,386
Lord Abbet Bond Debenture*	189,173
Lord Abbet Fundamental Equity	33,180
Lord Abbet Growth and Income	52,793
Lord Abbet Growth Opportunities	135,817
Lord Abbet Mid Cap Stock	150,350
MFS VIT High Yield Initial Class	11,268
MFS VIT Investors Trust Initial Class	5,254
MFS VIT New Discovery Initial Class	25,770
MFS VIT Total Return Bond Initial Class	9,793
Morgan Stanley VIF Discovery Class I	55,128
Morgan Stanley VIF Discovery Class II	426,215
Morgan Stanley VIF Emerging Markets Debt Class II	67,662
Morgan Stanley VIF Emerging Markets Equity Class I	6,808

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Purchases
Morgan Stanley VIF Emerging Markets Equity Class II	$2,121
Morgan Stanley VIF Global Franchise Class II	313,628
Morgan Stanley VIF Global Infrastructure Class I	81,049
Morgan Stanley VIF Global Infrastructure Class II	2,531
Morgan Stanley VIF Global Strategist Class I	245,724
Morgan Stanley VIF Global Strategist Class II	27,175
Morgan Stanley VIF Growth Class I	1,571,353
Morgan Stanley VIF Growth Class II	299,784
Morgan Stanley VIF U.S. Real Estate Class I	9,082
Morgan Stanley VIF U.S. Real Estate Class II	338,689
Morgan Stanley VIS Income Plus Class X Shares	271,001
Morgan Stanley VIS Income Plus Class Y Shares	69,379
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	74
PIMCO VIT Emerging Markets Bond Advisor Class	1,609
PIMCO VIT Real Return Advisor Class	9,036
PIMCO VIT Total Return Advisor Class	6,996
Putnam VT Diversified Income Class IB	182,084
Putnam VT Emerging Markets Equity Fund Class IB*	44,415
Putnam VT Equity Income Class IB	1,460,292
Putnam VT George Putnam Balanced Class IB	262,597
Putnam VT Global Asset Allocation Class IB	97,742
Putnam VT Global Equity Class IB	60,509
Putnam VT Global Health Care Class IB	232,420
Putnam VT Government Money Market Class IB	1,816,105
Putnam VT Growth Opportunities Class IB	1,640,306
Putnam VT High Yield Class IB	186,602
Putnam VT Income Class IB	1,151,009
Putnam VT International Equity Class IB	183,573
Putnam VT International Value Class IB	28,157
Putnam VT Mortgage Securities Class IB	148,857
Putnam VT Multi-Cap Core Class IB	361,808
Putnam VT Research Class IB	222,598
Putnam VT Small Cap Growth Class IB	7,039
Putnam VT Small Cap Value Class IB	47,998
Putnam VT Sustainable Future Class IB	24,991
Putnam VT Sustainable Leaders Class IB	724,613
Templeton Developing Markets VIP Class 2	79,019
Templeton Foreign VIP Class 2	717,222
Wells Fargo VT Index Asset Allocation Class 2	14,324
Wells Fargo VT Opportunity Class 2	2,626

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights

ALNY offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

Items in the following table are notated as follows:

*     Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the beginning and end of the period is zero.

**    Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein VPS Growth & Income Class B
2020	53	$29.70	-	33.07	$1,480	1.35%	1.29	-	1.89%	0.54	-	1.15%
2019	61	29.54	-	32.69	1,659	1.00	1.29	-	1.89	21.28	-	22.02
2018	73	24.35	-	26.79	1,659	0.75	1.29	-	1.89	(7.63)	-	(7.06)
2017	77	26.37	-	28.83	1,910	1.21	1.29	-	1.89	16.37	-	17.07
2016	84	22.66	-	24.63	1,779	0.84	1.29	-	1.89	8.98	-	9.64

Alliance Bernstein VPS International Value Class B
2020	15	10.26	-	11.29	157	1.56	1.29	-	1.89	0.29	-	0.89
2019	16	10.23	-	11.19	166	0.80	1.29	-	1.89	14.59	-	15.29
2018	17	8.93	-	9.71	155	1.08	1.29	-	1.89	(24.44)	-	(23.98)
2017	20	11.82	-	12.77	241	2.02	1.29	-	1.89	22.74	-	23.49
2016	21	9.63	-	10.34	202	1.13	1.29	-	1.89	(2.67)	-	(2.07)

Alliance Bernstein VPS Large Cap Growth Class B
2020	48	51.32	-	57.14	1,990	—	1.29	-	1.89	32.60	-	33.41
2019	59	38.70	-	42.83	1,731	—	1.29	-	1.89	31.83	-	32.63
2018	22	29.36	-	32.30	400	—	1.29	-	1.89	0.38	-	1.00
2017	25	29.24	-	31.98	456	—	1.29	-	1.89	29.20	-	29.98
2016	24	22.63	-	24.60	348	—	1.29	-	1.89	0.43	-	1.04

Alliance Bernstein VPS Small/Mid Value Class B
2020	11	37.87	-	42.17	416	0.80	1.29	-	1.89	1.11	-	1.73
2019	11	37.45	-	41.45	422	0.32	1.29	-	1.89	17.64	-	18.36
2018	15	31.84	-	35.02	480	0.22	1.29	-	1.89	(16.90)	-	(16.39)
2017	17	38.31	-	41.89	678	0.22	1.29	-	1.89	10.73	-	11.40
2016	15	34.60	-	37.60	547	0.40	1.29	-	1.89	22.44	-	23.19

AST Academic Strategies Asset Allocation
2020	2	12.15	-	13.32	30	—	1.40	-	2.10	2.07	-	2.78
2019	3	11.90	-	12.96	31	—	1.40	-	2.10	13.66	-	14.45
2018	3	10.47	-	11.33	28	—	1.40	-	2.10	(10.04)	-	(9.41)
2017	4	11.64	-	12.50	51	—	1.40	-	2.10	10.27	-	11.03
2016	4	10.55	-	11.26	48	—	1.40	-	2.10	4.15	-	4.87

AST Advanced Strategies
2020	1	18.99	-	18.99	23	—	1.75	-	1.75	8.77	-	8.77
2019	1	17.46	-	17.46	22	—	1.75	-	1.75	19.76	-	19.76
2018	1	14.58	-	14.58	18	—	1.75	-	1.75	(7.52)	-	(7.52)
2017	1	15.77	-	15.77	20	—	1.75	-	1.75	14.92	-	14.92
2016	1	13.72	-	13.72	17	—	1.75	-	1.75	5.27	-	5.27

AST Capital Growth Asset Allocation
2020	—	18.42	-	18.42	—	—	1.75	-	1.75	11.47	-	11.47
2019	< 1	16.53	-	16.53	10	—	1.75	-	1.75	20.14	-	20.14
2018	< 1	13.38	-	14.31	3	—	1.40	-	2.00	(8.07)	-	(7.52)
2017	1	14.55	-	15.47	20	—	1.40	-	2.00	15.58	-	16.26
2016	8	12.59	-	13.31	100	—	1.40	-	2.00	4.74	-	5.36

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Fidelity Institutional AMSM Quantitative
2020	< 1	$14.70	-	14.70	$10	—%	1.75	-	1.75%	6.89	-	6.89%
2019	< 1	13.75	-	13.75	10	—	1.75	-	1.75	17.93	-	17.93
2018	< 1	11.34	-	12.13	8	—	1.40	-	2.00	(9.57)	-	(9.03)
2017	1	12.54	-	13.33	18	—	1.40	-	2.00	14.19	-	14.87
2016	1	10.98	-	11.61	13	—	1.40	-	2.00	2.21	-	2.82

AST Government Money Market
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	1.95	N/A	-	N/A	N/A	-	N/A
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2017	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2016	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST International Growth
2020	< 1	16.99	-	16.99	3	—	1.40	-	1.40	29.51	-	29.51
2019	< 1	13.12	-	13.12	2	—	1.40	-	1.40	30.29	-	30.29
2018	< 1	10.07	-	10.07	2	—	1.40	-	1.40	(14.54)	-	(14.54)
2017	< 1	11.78	-	11.78	2	—	1.40	-	1.40	33.56	-	33.56
2016	< 1	8.82	-	8.82	1	—	1.40	-	1.40	(5.11)	-	(5.11)

AST J.P. Morgan Strategic Opportunities
2020	1	15.25	-	15.25	18	—	1.75	-	1.75	9.43	-	9.43
2019	1	13.94	-	13.94	16	—	1.75	-	1.75	12.64	-	12.64
2018	1	12.03	-	12.37	15	—	1.75	-	2.00	(7.00)	-	(6.77)
2017	1	12.94	-	13.27	18	—	1.75	-	2.00	9.95	-	10.22
2016	2	11.77	-	12.04	22	—	1.75	-	2.00	1.80	-	2.05

AST Loomis Sayles Large-Cap Growth
2020	< 1	34.67	-	34.67	11	—	1.40	-	1.40	29.77	-	29.77
2019	< 1	26.71	-	26.71	8	—	1.40	-	1.40	29.81	-	29.81
2018	< 1	20.58	-	20.58	6	—	1.40	-	1.40	(4.04)	-	(4.04)
2017	< 1	21.45	-	21.45	7	—	1.40	-	1.40	31.16	-	31.16
2016	< 1	16.35	-	16.35	5	—	1.40	-	1.40	4.12	-	4.12

AST Mid-Cap Growth
2020	< 1	33.97	-	33.97	6	—	1.40	-	1.40	32.98	-	32.98
2019	< 1	25.55	-	25.55	5	—	1.40	-	1.40	28.36	-	28.36
2018	< 1	19.90	-	19.90	4	—	1.40	-	1.40	(5.68)	-	(5.68)
2017	< 1	21.10	-	21.10	4	—	1.40	-	1.40	25.34	-	25.34
2016	< 1	16.84	-	16.84	3	—	1.40	-	1.40	0.24	-	0.24

AST Neuberger Berman/LSV Mid-Cap Value
2020	< 1	19.62	-	19.62	6	—	1.40	-	1.40	(3.14)	-	(3.14)
2019	< 1	20.25	-	20.25	6	—	1.40	-	1.40	19.34	-	19.34
2018	< 1	16.97	-	16.97	5	—	1.40	-	1.40	(17.61)	-	(17.61)
2017	< 1	20.60	-	20.60	6	—	1.40	-	1.40	12.22	-	12.22
2016	< 1	18.35	-	18.35	5	—	1.40	-	1.40	16.60	-	16.60

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Preservation Asset Allocation
2020	9	$15.77	-	17.65	$161	—%	1.15	-	2.00%	6.94	-	7.84%
2019	11	14.75	-	16.37	183	—	1.15	-	2.00	12.49	-	13.43
2018	11	13.11	-	14.43	162	—	1.15	-	2.00	(4.76)	-	(3.95)
2017	14	13.77	-	15.02	206	—	1.15	-	2.00	7.97	-	8.88
2016	14	12.75	-	13.80	190	—	1.15	-	2.00	3.46	-	4.33

AST Prudential Growth Allocation
2020	7	15.01	-	15.01	105	—	1.75	-	1.75	4.03	-	4.03
2019	5	14.43	-	14.43	85	—	1.75	-	1.75	17.13	-	17.13
2018	2	11.85	-	12.32	30	—	1.75	-	2.10	(9.51)	-	(9.20)
2017	11	13.09	-	14.07	152	—	1.40	-	2.10	13.71	-	14.50
2016	16	11.51	-	12.57	188	—	1.15	-	2.10	7.83	-	8.84

AST Small-Cap Growth Opportunities
2020	< 1	29.65	-	29.65	6	—	1.40	-	1.40	33.32	-	33.32
2019	< 1	22.24	-	22.24	5	—	1.40	-	1.40	34.60	-	34.60
2018	< 1	16.52	-	16.52	3	—	1.40	-	1.40	(12.08)	-	(12.08)
2017	< 1	18.79	-	18.79	4	—	1.40	-	1.40	25.93	-	25.93
2016	< 1	14.92	-	14.92	3	—	1.40	-	1.40	6.21	-	6.21

AST T. Rowe Price Asset Allocation
2020	8	19.10	-	20.68	161	—	1.15	-	1.75	10.60	-	11.25
2019	5	17.27	-	17.27	104	—	1.75	-	1.75	18.76	-	18.76
2018	2	13.98	-	14.54	36	—	1.75	-	2.10	(7.29)	-	(6.97)
2017	11	15.08	-	16.20	173	—	1.40	-	2.10	13.04	-	13.82
2016	11	13.34	-	14.24	149	—	1.40	-	2.10	5.33	-	6.06

AST T. Rowe Price Large-Cap Value
2020	< 1	14.23	-	14.23	3	—	1.40	-	1.40	0.68	-	0.68
2019	< 1	14.13	-	14.13	3	—	1.40	-	1.40	24.23	-	24.23
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2017	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2016	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

BNY Mellon Stock Index Fund, Inc.
2020	197	29.46	-	29.46	5,805	1.59	1.25	-	1.25	16.54	-	16.54
2019	199	25.28	-	25.28	5,037	1.72	1.25	-	1.25	29.55	-	29.55
2018	208	19.51	-	19.51	4,050	1.66	1.25	-	1.25	(5.83)	-	(5.83)
2017	211	20.72	-	20.72	4,365	1.68	1.25	-	1.25	20.03	-	20.03
2016	231	17.26	-	17.26	3,994	1.98	1.25	-	1.25	10.32	-	10.32

BNY Mellon Sustainable U.S. Equity Portfolio, Inc
2020	6	22.03	-	22.03	136	1.07	1.25	-	1.25	22.60	-	22.60
2019	6	17.97	-	17.97	112	1.44	1.25	-	1.25	32.69	-	32.69
2018	6	13.54	-	13.54	85	2.04	1.25	-	1.25	(5.60)	-	(5.60)
2017	8	14.35	-	14.35	114	1.15	1.25	-	1.25	13.90	-	13.90
2016	8	12.60	-	12.60	103	1.26	1.25	-	1.25	9.01	-	9.01

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
BNY Mellon VIF Appreciation Initial Shares
2020	8	$31.92	-	31.92	$257	0.79%	1.25	-	1.25%	22.15	-	22.15%
2019	8	26.13	-	26.13	210	1.17	1.25	-	1.25	34.41	-	34.41
2018	8	19.44	-	19.44	158	1.25	1.25	-	1.25	(8.02)	-	(8.02)
2017	10	21.14	-	21.14	203	1.45	1.25	-	1.25	25.76	-	25.76
2016	14	16.81	-	16.81	236	1.60	1.25	-	1.25	6.57	-	6.57

BNY Mellon VIF Government Money Market
2020	41	9.72	-	9.72	396	0.16	1.25	-	1.25	(1.03)	-	(1.03)
2019	28	9.82	-	9.82	280	1.65	1.25	-	1.25	0.40	-	0.40
2018	28	9.78	-	9.78	277	1.26	1.25	-	1.25	0.02	-	0.02
2017	33	9.78	-	9.78	325	0.32	1.25	-	1.25	(0.90)	-	(0.90)
2016	39	9.87	-	9.87	387	0.01	1.25	-	1.25	(1.23)	-	(1.23)

Delaware VIP Small Cap Value Series Standard Class
2020	12	54.77	-	54.77	672	1.34	1.25	-	1.25	(3.12)	-	(3.12)
2019	13	56.54	-	56.54	748	1.08	1.25	-	1.25	26.55	-	26.55
2018	15	44.68	-	44.68	676	0.82	1.25	-	1.25	(17.76)	-	(17.76)
2017	16	54.33	-	54.33	858	0.81	1.25	-	1.25	10.66	-	10.66
2016	20	49.09	-	49.09	959	0.91	1.25	-	1.25	29.78	-	29.78

Delaware VIP Smid Cap Core Series Standard Class
2020	10	32.43	-	32.43	339	0.55	1.25	-	1.25	9.70	-	9.70
2019	10	29.56	-	29.56	308	0.56	1.25	-	1.25	28.02	-	28.02
2018	12	23.09	-	23.09	270	0.18	1.25	-	1.25	(13.22)	-	(13.22)
2017	12	26.61	-	26.61	325	0.31	1.25	-	1.25	17.18	-	17.18
2016	15	22.71	-	22.71	351	0.24	1.25	-	1.25	6.95	-	6.95

DWS Bond VIP Class A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	18.48	-	18.48	—	5.42	0.70	-	0.70	9.85	-	9.85
2018	< 1	16.82	-	16.82	7	4.46	0.70	-	0.70	(3.34)	-	(3.34)
2017	< 1	17.40	-	17.40	7	2.42	0.70	-	0.70	5.09	-	5.09
2016	< 1	16.56	-	16.56	7	5.18	0.70	-	0.70	5.19	-	5.19

DWS Capital Growth VIP Class A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	37.88	-	37.88	—	0.76	0.70	-	0.70	36.18	-	36.18
2018	< 1	27.82	-	27.82	9	0.71	0.70	-	0.70	(2.29)	-	(2.29)
2017	< 1	28.47	-	28.47	9	0.72	0.70	-	0.70	25.42	-	25.42
2016	< 1	22.70	-	22.70	7	0.77	0.70	-	0.70	3.52	-	3.52

DWS Core Equity VIP Class A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	30.44	-	30.44	—	1.92	0.70	-	0.70	29.39	-	29.39
2018	< 1	23.53	-	23.53	10	1.75	0.70	-	0.70	(6.35)	-	(6.35)
2017	< 1	25.12	-	25.12	11	1.16	0.70	-	0.70	20.17	-	20.17
2016	< 1	20.91	-	20.91	9	1.35	0.70	-	0.70	9.71	-	9.71

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**				Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest				Lowest to Highest
DWS CROCI® International VIP Class A
2020	—	$ N/A	-	N/A	$—	—%	N/A	-	N/A	%	N/A	-	N/A	%
2019	—	13.84	-	13.84	—	5.25	0.70	-	0.70		20.92	-	20.92
2018	< 1	11.45	-	11.45	4	1.04	0.70	-	0.70		(15.00)	-	(15.00)
2017	< 1	13.47	-	13.47	5	7.02	0.70	-	0.70		21.11	-	21.11
2016	< 1	11.12	-	11.12	4	9.91	0.70	-	0.70		0.03	-	0.03

DWS Small Mid Cap Growth VIP Class A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A		N/A	-	N/A
2019	—	25.03	-	25.03	—	—	0.70	-	0.70		21.56	-	21.56
2018	< 1	20.59	-	20.59	5	—	0.70	-	0.70		(14.20)	-	(14.20)
2017	< 1	23.99	-	23.99	6	0.10	0.70	-	0.70		21.27	-	21.27
2016	< 1	19.79	-	19.79	5	—	0.70	-	0.70		8.31	-	8.31

Fidelity VIP Contrafund Initial Class
2020	31	43.08	-	45.65	1,347	0.25	1.25	-	1.25		28.95	-	28.95
2019	39	33.41	-	35.40	1,320	0.46	1.25	-	1.25		29.94	-	29.94
2018	41	27.24	-	27.24	1,085	0.71	1.25	-	1.25		(7.55)	-	(7.55)
2017	44	29.47	-	29.47	1,257	0.97	1.25	-	1.25		20.37	-	20.37
2016	53	24.48	-	24.48	1,251	0.75	1.25	-	1.25		6.67	-	6.67

Fidelity VIP Contrafund Service Class 2
2020	56	28.96	-	40.34	1,764	0.08	1.29	-	1.89		27.78	-	28.56
2019	57	22.66	-	31.38	1,405	0.21	1.29	-	1.89		28.80	-	29.58
2018	70	17.60	-	19.01	1,340	0.43	1.29	-	1.89		(8.41)	-	(7.85)
2017	75	19.21	-	20.63	1,597	0.76	1.29	-	1.89		19.30	-	20.03
2016	93	16.10	-	17.19	1,627	0.58	1.29	-	1.89		5.70	-	6.34

Fidelity VIP Equity-Income Initial Class
2020	31	28.24	-	28.24	889	1.82	1.25	-	1.25		5.37	-	5.37
2019	34	26.80	-	26.80	906	1.76	1.25	-	1.25		25.86	-	25.86
2018	47	21.30	-	21.30	995	2.25	1.25	-	1.25		(9.44)	-	(9.44)
2017	48	23.51	-	23.51	1,139	1.62	1.25	-	1.25		11.50	-	11.50
2016	57	21.09	-	21.09	1,205	2.11	1.25	-	1.25		16.56	-	16.56

Fidelity VIP Freedom 2010 Service Class 2
2020	4	17.68	-	19.04	67	1.03	1.29	-	1.79		10.24	-	10.79
2019	4	16.04	-	17.19	67	1.88	1.29	-	1.79		13.68	-	14.26
2018	4	14.11	-	15.04	61	1.40	1.29	-	1.79		(5.98)	-	(5.50)
2017	4	15.00	-	15.92	67	1.61	1.29	-	1.79		10.79	-	11.35
2016	3	13.54	-	14.30	40	0.13	1.29	-	1.79		3.35	-	3.88

Fidelity VIP Freedom 2020 Service Class 2
2020	121	18.87	-	20.33	2,321	1.04	1.29	-	1.79		12.67	-	13.24
2019	126	16.75	-	17.96	2,134	1.82	1.29	-	1.79		17.74	-	18.34
2018	129	14.23	-	15.17	1,859	1.29	1.29	-	1.79		(7.76)	-	(7.29)
2017	139	15.43	-	16.37	2,168	1.26	1.29	-	1.79		14.19	-	14.77
2016	149	13.51	-	14.26	2,041	1.14	1.29	-	1.79		3.91	-	4.44

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Freedom 2030 Service Class 2
2020	< 1	$20.57	-	21.51	$18	0.87%	1.49	-	1.79%	14.57	-	14.91%
2019	1	17.96	-	18.72	19	1.78	1.49	-	1.79	21.90	-	22.27
2018	1	14.73	-	15.71	16	1.03	1.29	-	1.79	(9.70)	-	(9.25)
2017	1	16.31	-	17.31	22	0.21	1.29	-	1.79	18.55	-	19.14
2016	15	13.76	-	14.53	210	1.89	1.29	-	1.79	4.48	-	5.01

Fidelity VIP Freedom Income Service Class 2
2020	17	15.24	-	15.94	275	1.09	1.29	-	1.59	8.54	-	8.87
2019	17	14.05	-	14.64	254	1.87	1.29	-	1.59	9.86	-	10.20
2018	17	12.78	-	13.29	232	1.49	1.29	-	1.59	(3.83)	-	(3.54)
2017	18	12.98	-	13.77	243	1.23	1.29	-	1.79	6.43	-	6.97
2016	21	12.20	-	12.88	266	1.24	1.29	-	1.79	2.31	-	2.83

Fidelity VIP Government Money Market Initial Class (sub-account launched on April 29, 2016)
2020	202	9.79	-	10.09	1,986	0.27	0.83	-	1.48	(1.15)	-	(0.51)
2019	161	9.90	-	10.14	1,596	2.01	0.83	-	1.48	0.52	-	1.17
2018	190	9.85	-	10.02	1,882	1.75	0.83	-	1.48	0.15	-	0.81
2017	71	9.84	-	9.92	700	0.72	1.00	-	1.48	(0.80)	-	(0.32)
2016	74	9.92	-	9.95	735	0.31	1.00	-	1.48	(0.83)	-	(0.52)

Fidelity VIP Government Money Market Service Class 2
2020	180	8.80	-	9.06	1,651	0.25	1.25	-	1.89	(1.65)	-	(1.01)
2019	196	8.94	-	9.15	1,825	1.75	1.25	-	1.89	(0.15)	-	0.50
2018	206	8.96	-	9.11	1,929	1.40	1.25	-	1.89	(0.52)	-	0.13
2017	170	9.01	-	9.10	1,598	0.49	1.25	-	1.89	(1.46)	-	(0.82)
2016	126	9.14	-	9.17	1,215	0.02	1.25	-	1.89	(1.87)	-	(1.23)

Fidelity VIP Growth & Income Service Class 2
2020	1	26.05	-	28.66	28	1.96	1.29	-	1.89	5.57	-	6.21
2019	1	24.68	-	26.98	27	3.44	1.29	-	1.89	27.24	-	28.01
2018	1	19.39	-	21.08	22	0.19	1.29	-	1.89	(10.91)	-	(10.37)
2017	2	21.77	-	23.52	34	1.10	1.29	-	1.89	14.42	-	15.11
2016	2	19.03	-	20.43	31	1.18	1.29	-	1.89	13.63	-	14.32

Fidelity VIP Growth Initial Class
2020	45	31.14	-	34.28	1,463	0.07	1.25	-	1.25	42.11	-	42.11
2019	44	21.91	-	24.12	1,019	0.25	1.25	-	1.25	32.65	-	32.65
2018	54	18.19	-	18.19	938	0.23	1.25	-	1.25	(1.42)	-	(1.42)
2017	76	18.45	-	18.45	1,323	0.23	1.25	-	1.25	33.46	-	33.46
2016	91	13.82	-	13.82	1,189	0.04	1.25	-	1.25	(0.45)	-	(0.45)

Fidelity VIP Growth Opportunities Initial Class
2020	23	56.10	-	56.10	1,300	0.01	1.25	-	1.25	66.57	-	66.57
2019	25	33.68	-	33.68	841	0.16	1.25	-	1.25	39.09	-	39.09
2018	25	24.22	-	24.22	600	0.12	1.25	-	1.25	11.06	-	11.06
2017	26	21.80	-	21.80	559	0.32	1.25	-	1.25	32.85	-	32.85
2016	25	16.41	-	16.41	409	0.32	1.25	-	1.25	(0.91)	-	(0.91)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Growth Opportunities Service Class 2
2020	5	$61.20	-	63.99	$321	—%	1.29	-	1.59%	65.56	-	66.07%
2019	2	36.96	-	38.53	60	—	1.29	-	1.59	38.27	-	38.69
2018	2	26.74	-	27.79	54	0.07	1.29	-	1.59	10.42	-	10.76
2017	2	24.21	-	25.09	37	0.11	1.29	-	1.59	32.06	-	32.45
2016	2	18.33	-	18.94	43	0.05	1.29	-	1.59	(1.52)	-	(1.22)

Fidelity VIP High Income Initial Class
2020	11	20.67	-	20.67	234	4.85	1.25	-	1.25	1.47	-	1.47
2019	12	20.37	-	20.37	253	5.18	1.25	-	1.25	13.68	-	13.68
2018	13	17.92	-	17.92	225	5.28	1.25	-	1.25	(4.49)	-	(4.49)
2017	16	18.76	-	18.76	299	5.25	1.25	-	1.25	5.61	-	5.61
2016	17	17.77	-	17.77	304	4.98	1.25	-	1.25	13.19	-	13.19

Fidelity VIP High Income Service Class 2
2020	5	18.30	-	19.50	98	5.04	1.49	-	1.89	0.49	-	0.90
2019	5	18.21	-	19.33	98	4.87	1.49	-	1.89	12.61	-	13.06
2018	6	16.17	-	17.09	104	5.58	1.49	-	1.89	(5.45)	-	(5.07)
2017	6	17.10	-	18.47	111	5.13	1.29	-	1.89	4.90	-	5.54
2016	7	16.30	-	17.50	120	5.29	1.29	-	1.89	12.02	-	12.70

Fidelity VIP Index 500 Initial Class
2020	40	29.15	-	29.15	1,165	1.69	1.25	-	1.25	16.77	-	16.77
2019	42	24.96	-	24.96	1,039	2.03	1.25	-	1.25	29.72	-	29.72
2018	41	19.24	-	19.24	798	1.65	1.25	-	1.25	(5.68)	-	(5.68)
2017	55	20.40	-	20.40	1,119	1.74	1.25	-	1.25	20.21	-	20.21
2016	63	16.97	-	16.97	1,074	1.28	1.25	-	1.25	10.47	-	10.47

Fidelity VIP Index 500 Service Class 2
2020	49	28.09	-	30.71	1,470	1.55	1.29	-	1.89	15.72	-	16.43
2019	50	24.27	-	26.38	1,289	2.06	1.29	-	1.89	28.55	-	29.33
2018	33	18.88	-	20.40	663	1.51	1.29	-	1.89	(6.54)	-	(5.96)
2017	35	20.20	-	21.69	746	1.53	1.29	-	1.89	19.13	-	19.85
2016	41	16.96	-	18.10	727	1.31	1.29	-	1.89	9.48	-	10.15

Fidelity VIP Investment Grade Bond Initial Class
2020	14	21.96	-	21.96	308	2.20	1.25	-	1.25	8.04	-	8.04
2019	21	20.33	-	20.33	432	2.73	1.25	-	1.25	8.30	-	8.30
2018	22	18.77	-	18.77	417	2.44	1.25	-	1.25	(1.77)	-	(1.77)
2017	24	19.11	-	19.11	468	2.37	1.25	-	1.25	2.93	-	2.93
2016	26	18.56	-	18.56	477	2.08	1.25	-	1.25	3.44	-	3.44

Fidelity VIP Mid Cap Service Class 2
2020	16	22.82	-	33.95	415	0.42	1.29	-	1.89	15.65	-	16.35
2019	19	19.74	-	29.18	419	0.63	1.29	-	1.89	20.85	-	21.59
2018	24	16.33	-	17.64	429	0.39	1.29	-	1.89	(16.39)	-	(15.88)
2017	27	19.53	-	20.97	591	0.49	1.29	-	1.89	18.27	-	18.99
2016	30	16.51	-	17.63	546	0.29	1.29	-	1.89	9.81	-	10.48

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Overseas Initial Class
2020	13	$18.34	-	19.05	$239	0.44%	1.25	-	1.25%	14.18	-	14.18%
2019	14	16.06	-	16.68	229	1.74	1.25	-	1.25	26.18	-	26.18
2018	15	13.22	-	13.22	191	1.33	1.25	-	1.25	(15.87)	-	(15.87)
2017	19	15.71	-	15.71	295	1.55	1.25	-	1.25	28.67	-	28.67
2016	18	12.21	-	12.21	213	1.17	1.25	-	1.25	(6.24)	-	(6.24)

Franklin Flex Cap Growth VIP Class 2
2020	< 1	38.46	-	38.46	26	—	1.89	-	1.89	42.16	-	42.16
2019	—	27.06	-	27.06	—	—	1.89	-	1.89	28.69	-	28.69
2018	1	21.02	-	21.02	23	—	1.89	-	1.89	1.18	-	1.18
2017	1	20.78	-	20.78	23	—	1.89	-	1.89	24.56	-	24.56
2016	1	16.68	-	16.68	19	—	1.89	-	1.89	(4.72)	-	(4.72)

Franklin Growth and Income VIP Class 2
2020	125	30.86	-	35.12	4,208	3.83	1.29	-	1.99	3.43	-	4.16
2019	137	23.48	-	33.71	4,418	2.25	1.29	-	1.99	23.17	-	24.04
2018	149	24.23	-	27.18	3,889	2.44	1.29	-	1.99	(6.48)	-	(5.82)
2017	172	25.91	-	28.86	4,780	5.77	1.29	-	1.99	13.56	-	14.37
2016	187	22.81	-	25.23	4,551	2.55	1.29	-	1.99	9.41	-	10.19

Franklin Income VIP Class 2
2020	314	19.46	-	21.91	6,684	5.86	1.29	-	1.99	(1.30)	-	(0.60)
2019	353	19.72	-	22.04	7,556	5.23	1.29	-	1.99	13.76	-	14.56
2018	374	17.33	-	19.24	7,009	4.83	1.29	-	1.99	(6.21)	-	(5.54)
2017	416	18.48	-	20.37	8,242	4.14	1.29	-	1.99	7.50	-	8.26
2016	477	17.19	-	18.81	8,740	4.89	1.29	-	1.99	11.76	-	12.56

Franklin Large Cap Growth VIP Class 2
2020	159	35.70	-	39.41	6,046	—	1.29	-	1.89	41.91	-	42.77
2019	209	25.15	-	27.60	5,580	—	1.29	-	1.89	32.04	-	32.85
2018	264	18.78	-	20.78	5,318	—	1.29	-	1.99	(3.43)	-	(2.74)
2017	309	19.44	-	21.36	6,415	0.64	1.29	-	1.99	25.57	-	26.46
2016	376	15.48	-	16.89	6,188	—	1.29	-	1.99	(3.74)	-	(3.06)

Franklin Mutual Global Discovery VIP Class 2
2020	37	17.09	-	18.69	693	2.38	1.29	-	1.89	(6.26)	-	(5.69)
2019	38	18.23	-	22.74	755	1.62	1.29	-	1.89	22.03	-	22.77
2018	40	14.94	-	16.14	653	2.28	1.29	-	1.89	(12.90)	-	(12.37)
2017	48	17.15	-	18.42	879	1.75	1.29	-	1.89	6.56	-	7.20
2016	58	16.10	-	17.18	995	1.59	1.29	-	1.89	10.06	-	10.73

Franklin Mutual Shares VIP Class 2
2020	177	23.77	-	27.05	4,500	2.84	1.29	-	1.99	(6.93)	-	(6.27)
2019	184	20.61	-	28.86	5,021	1.79	1.29	-	1.99	20.14	-	20.99
2018	209	21.26	-	23.85	4,684	2.33	1.29	-	1.99	(10.88)	-	(10.24)
2017	238	23.86	-	26.58	5,906	2.16	1.29	-	1.99	6.20	-	6.96
2016	283	22.46	-	24.85	6,598	1.90	1.29	-	1.99	13.76	-	14.57

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Small Cap Value VIP Class 2
2020	60	$42.47	-	48.32	$2,625	1.53%	1.29	-	1.99%	3.10	-	3.83%
2019	67	27.50	-	46.54	2,828	1.06	1.29	-	1.99	23.84	-	24.72
2018	76	22.05	-	33.26	2,533	0.89	1.29	-	1.99	(14.61)	-	(14.01)
2017	84	38.95	-	43.39	3,251	0.49	1.29	-	1.99	8.46	-	9.23
2016	95	35.91	-	39.72	3,473	0.82	1.29	-	1.99	27.60	-	28.51

Franklin U.S. Government Securities VIP Class 2
2020	109	12.02	-	13.54	1,432	3.25	1.29	-	1.99	1.77	-	2.49
2019	128	11.81	-	13.21	1,644	2.86	1.29	-	1.99	3.14	-	3.87
2018	130	11.45	-	12.71	1,602	2.70	1.29	-	1.99	(1.66)	-	(0.96)
2017	150	11.65	-	12.84	1,875	2.47	1.29	-	1.99	(0.67)	-	0.04
2016	171	11.73	-	12.83	2,142	2.48	1.29	-	1.99	(1.33)	-	(0.63)

Goldman Sachs VIT Large Cap Value Institutional Shares
2020	< 1	19.80	-	21.10	15	1.45	1.49	-	1.89	2.02	-	2.43
2019	< 1	19.40	-	20.60	15	1.14	1.49	-	1.89	23.56	-	24.06
2018	1	15.70	-	16.60	20	1.03	1.49	-	1.89	(10.19)	-	(9.82)
2017	2	17.49	-	18.41	44	1.61	1.49	-	1.89	7.79	-	8.23
2016	3	16.22	-	17.42	46	0.45	1.29	-	1.89	9.48	-	10.15

Goldman Sachs VIT Mid Cap Value Institutional Shares
2020	2	26.21	-	27.93	48	0.46	1.49	-	1.89	6.36	-	6.79
2019	3	24.64	-	26.15	86	0.79	1.49	-	1.89	29.05	-	29.57
2018	4	19.09	-	20.18	83	1.35	1.49	-	1.89	(12.16)	-	(11.80)
2017	5	21.73	-	23.48	108	0.72	1.29	-	1.89	8.98	-	9.64
2016	5	19.94	-	21.41	107	1.36	1.29	-	1.89	11.39	-	12.07

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
2020	2	23.99	-	26.39	52	0.21	1.29	-	1.89	6.54	-	7.18
2019	3	22.52	-	24.63	60	0.48	1.29	-	1.89	22.49	-	23.24
2018	3	18.39	-	19.98	66	0.45	1.29	-	1.89	(10.35)	-	(9.81)
2017	5	20.51	-	22.15	114	0.53	1.29	-	1.89	9.47	-	10.13
2016	6	18.73	-	20.12	112	0.63	1.29	-	1.89	20.88	-	21.62

Goldman Sachs VIT U.S. Equity Insights Institutional Shares
2020	1	29.16	-	31.08	33	0.88	1.49	-	1.89	15.33	-	15.80
2019	1	25.28	-	26.84	30	1.28	1.49	-	1.89	22.85	-	23.35
2018	1	20.58	-	21.76	26	1.22	1.49	-	1.89	(7.97)	-	(7.60)
2017	2	22.36	-	23.54	37	1.41	1.49	-	1.89	21.74	-	22.23
2016	2	18.37	-	19.26	31	1.54	1.49	-	1.89	8.65	-	9.09

Invesco Oppenheimer V.I. Capital Appreciation Series I
2020	27	26.47	-	26.47	711	—	1.25	-	1.25	34.89	-	34.89
2019	33	19.62	-	19.62	647	0.06	1.25	-	1.25	34.50	-	34.50
2018	33	14.59	-	14.59	489	0.32	1.25	-	1.25	(6.91)	-	(6.91)
2017	36	15.67	-	15.67	571	0.26	1.25	-	1.25	25.26	-	25.26
2016	44	12.51	-	12.51	549	0.41	1.25	-	1.25	(3.41)	-	(3.41)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Oppenheimer V.I. Capital Appreciation Series II
2020	168	$37.90	-	42.97	$6,877	—%	1.29	-	1.99%	33.54	-	34.49%
2019	190	25.97	-	31.95	5,803	—	1.29	-	1.99	33.15	-	34.10
2018	212	21.32	-	23.83	4,827	—	1.29	-	1.99	(7.83)	-	(7.17)
2017	239	23.13	-	25.67	5,875	0.01	1.29	-	1.99	24.00	-	24.88
2016	279	18.65	-	20.56	5,484	0.11	1.29	-	1.99	(4.37)	-	(3.68)

Invesco Oppenheimer V.I. Conservative Balanced Series II
2020	92	18.75	-	21.34	1,851	1.85	1.29	-	1.99	12.32	-	13.11
2019	91	13.54	-	18.86	1,633	2.02	1.29	-	1.99	14.89	-	15.71
2018	97	14.53	-	16.30	1,506	1.65	1.29	-	1.99	(7.42)	-	(6.76)
2017	113	15.69	-	17.48	1,888	1.73	1.29	-	1.99	6.79	-	7.55
2016	124	14.70	-	16.26	1,940	2.10	1.29	-	1.99	2.88	-	3.61

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I
2020	140	14.66	-	14.72	2,958	0.03	1.10	-	1.70	46.59	-	47.18
2019	90	17.78	-	17.78	1,601	—	1.25	-	1.25	37.63	-	37.63
2018	93	12.92	-	12.92	1,197	—	1.25	-	1.25	(7.26)	-	(7.26)
2017	94	13.93	-	13.93	1,305	0.03	1.25	-	1.25	27.20	-	27.20
2016	97	10.95	-	10.95	1,065	—	1.25	-	1.25	1.07	-	1.07

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
2020	76	34.31	-	53.12	2,738	—	1.29	-	1.99	37.46	-	46.64
2019	44	27.70	-	38.37	1,618	—	1.29	-	1.99	36.25	-	37.22
2018	51	24.92	-	27.96	1,368	—	1.29	-	1.99	(8.17)	-	(7.52)
2017	53	27.14	-	30.24	1,531	—	1.29	-	1.99	25.91	-	26.80
2016	64	21.56	-	23.85	1,455	—	1.29	-	1.99	0.05	-	0.77

Invesco Oppenheimer V.I. Global Series I
2020	16	36.48	-	36.48	591	0.70	1.25	-	1.25	26.05	-	26.05
2019	18	28.94	-	28.94	515	0.90	1.25	-	1.25	30.15	-	30.15
2018	19	22.24	-	22.24	413	0.99	1.25	-	1.25	(14.26)	-	(14.26)
2017	20	25.94	-	25.94	516	0.96	1.25	-	1.25	34.97	-	34.97
2016	22	19.22	-	19.22	413	0.98	1.25	-	1.25	(1.16)	-	(1.16)

Invesco Oppenheimer V.I. Global Series II
2020	27	48.09	-	54.72	1,389	0.43	1.29	-	1.99	24.81	-	25.70
2019	35	27.60	-	43.54	1,397	0.63	1.29	-	1.99	28.85	-	29.76
2018	41	29.91	-	33.55	1,253	0.75	1.29	-	1.99	(15.12)	-	(14.52)
2017	46	35.23	-	39.25	1,636	0.75	1.29	-	1.99	33.62	-	34.57
2016	48	26.37	-	29.17	1,343	0.75	1.29	-	1.99	(2.14)	-	(1.44)

Invesco Oppenheimer V.I. Global Strategic Income Series I
2020	32	4.74	-	23.48	552	5.83	1.25	-	1.25	2.12	-	2.12
2019	34	4.64	-	23.00	568	3.99	1.25	-	1.25	9.43	-	9.43
2018	41	21.02	-	21.02	654	4.97	1.25	-	1.25	(5.59)	-	(5.59)
2017	44	22.26	-	22.26	740	2.23	1.25	-	1.25	4.96	-	4.96
2016	48	21.21	-	21.21	762	4.75	1.25	-	1.25	5.21	-	5.21

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Oppenheimer V.I. Global Strategic Income Series II
2020	321	$18.15	-	20.65	$6,264	5.34%	1.29	-	1.99%	0.95	-	1.67%
2019	348	15.71	-	20.31	6,674	3.42	1.29	-	1.99	8.41	-	9.18
2018	390	16.58	-	18.60	6,864	4.45	1.29	-	1.99	(6.44)	-	(5.78)
2017	476	17.72	-	19.74	8,893	1.93	1.29	-	1.99	3.94	-	4.67
2016	540	17.05	-	18.86	9,641	4.54	1.29	-	1.99	4.16	-	4.90

Invesco Oppenheimer V.I. Main Street Series I
2020	48	27.16	-	27.16	1,296	1.47	1.25	-	1.25	12.53	-	12.53
2019	54	24.13	-	24.13	1,299	1.08	1.25	-	1.25	30.44	-	30.44
2018	55	18.50	-	18.50	1,025	1.15	1.25	-	1.25	(9.04)	-	(9.04)
2017	61	20.34	-	20.34	1,234	1.22	1.25	-	1.25	15.46	-	15.46
2016	77	17.62	-	17.62	1,355	1.07	1.25	-	1.25	10.23	-	10.23

Invesco Oppenheimer V.I. Main Street Series II
2020	214	34.95	-	39.77	8,041	1.16	1.29	-	1.99	11.44	-	12.23
2019	240	27.09	-	35.43	8,033	0.83	1.29	-	1.99	29.13	-	30.04
2018	281	24.29	-	27.25	7,272	0.91	1.29	-	1.99	(9.93)	-	(9.29)
2017	315	26.97	-	30.04	8,962	1.03	1.29	-	1.99	14.33	-	15.14
2016	367	23.59	-	26.09	9,033	0.85	1.29	-	1.99	9.09	-	9.87

Invesco Oppenheimer V.I. Main Street Small Cap Series I
2020	13	40.61	-	40.61	533	0.61	1.25	-	1.25	18.44	-	18.44
2019	17	34.29	-	34.29	585	0.19	1.25	-	1.25	24.90	-	24.90
2018	19	27.45	-	27.45	516	0.29	1.25	-	1.25	(11.44)	-	(11.44)
2017	22	31.00	-	31.00	696	0.85	1.25	-	1.25	12.74	-	12.74
2016	25	27.50	-	27.50	678	0.47	1.25	-	1.25	16.59	-	16.59

Invesco Oppenheimer V.I. Main Street Small Cap Series II
2020	57	49.20	-	55.99	2,944	0.37	1.29	-	1.99	17.26	-	18.10
2019	63	29.91	-	47.41	2,765	—	1.29	-	1.99	23.63	-	24.51
2018	71	33.94	-	38.08	2,499	0.06	1.29	-	1.99	(12.32)	-	(11.70)
2017	77	38.71	-	43.12	3,084	0.65	1.29	-	1.99	11.66	-	12.45
2016	86	34.67	-	38.35	3,044	0.24	1.29	-	1.99	15.34	-	16.16

Invesco Oppenheimer V.I. Total Return Bond Series I
2020	20	14.65	-	14.65	294	3.09	1.25	-	1.25	8.35	-	8.35
2019	22	13.52	-	13.52	299	3.33	1.25	-	1.25	8.17	-	8.17
2018	23	12.50	-	12.50	290	3.43	1.25	-	1.25	(2.26)	-	(2.26)
2017	25	12.79	-	12.79	314	2.33	1.25	-	1.25	3.29	-	3.29
2016	28	12.38	-	12.38	341	3.97	1.25	-	1.25	1.99	-	1.99

Invesco Oppenheimer V.I. Total Return Bond Series II
2020	286	9.80	-	11.00	3,033	2.95	1.29	-	1.99	7.26	-	8.02
2019	311	9.13	-	10.18	3,059	3.21	1.29	-	1.99	7.08	-	7.84
2018	365	8.53	-	9.44	3,329	3.08	1.29	-	1.99	(3.28)	-	(2.59)
2017	413	8.82	-	9.69	3,897	2.04	1.29	-	1.99	2.31	-	3.04
2016	487	8.62	-	9.40	4,450	3.36	1.29	-	1.99	1.01	-	1.73

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. American Franchise Series I
2020	210	$38.36	-	41.86	$7,564	0.07%	1.10	-	1.70%	39.96	-	40.80%
2019	237	27.41	-	29.73	5,984	—	1.10	-	1.70	34.45	-	35.26
2018	251	20.38	-	21.98	4,709	—	1.10	-	1.70	(5.26)	-	(4.68)
2017	291	21.52	-	23.06	5,666	0.08	1.10	-	1.70	25.20	-	25.95
2016	330	17.19	-	18.31	5,122	—	1.10	-	1.70	0.55	-	1.15

Invesco V.I. American Franchise Series II
2020	32	47.70	-	53.47	1,396	—	1.29	-	1.89	39.32	-	40.17
2019	36	34.24	-	38.15	1,149	—	1.29	-	1.89	33.86	-	34.67
2018	38	25.58	-	28.23	898	—	1.29	-	1.89	(5.71)	-	(5.14)
2017	42	27.13	-	29.75	1,071	—	1.29	-	1.89	24.64	-	25.40
2016	49	21.76	-	23.73	1,008	—	1.29	-	1.89	0.09	-	0.70

Invesco V.I. American Value Series I
2020	37	26.55	-	29.89	1,059	0.91	1.29	-	1.99	(0.88)	-	(0.18)
2019	40	26.79	-	29.95	1,130	0.70	1.29	-	1.99	22.55	-	23.42
2018	44	21.86	-	24.27	1,011	0.47	1.29	-	1.99	(14.39)	-	(13.78)
2017	50	25.54	-	28.14	1,339	0.78	1.29	-	1.99	7.79	-	8.55
2016	58	23.69	-	25.93	1,441	0.35	1.29	-	1.99	13.20	-	14.01

Invesco V.I. American Value Series II
2020	55	26.22	-	38.85	1,702	0.67	1.29	-	1.89	(1.04)	-	(0.44)
2019	57	26.49	-	39.02	1,767	0.41	1.29	-	1.89	22.36	-	23.10
2018	65	21.33	-	23.68	1,643	0.19	1.29	-	1.99	(14.61)	-	(14.00)
2017	71	24.98	-	27.53	2,070	0.56	1.29	-	1.99	7.51	-	8.27
2016	84	23.23	-	25.43	2,282	0.11	1.29	-	1.99	12.93	-	13.74

Invesco V.I. Comstock Series I
2020	35	26.36	-	30.89	1,009	2.55	1.25	-	1.58	(2.41)	-	(2.08)
2019	37	27.01	-	31.55	1,077	1.87	1.25	-	1.58	23.34	-	23.74
2018	45	21.90	-	25.49	1,062	1.75	1.25	-	1.58	(13.55)	-	(13.26)
2017	57	25.33	-	29.39	1,554	2.06	1.25	-	1.58	16.01	-	16.39
2016	62	21.84	-	25.25	1,482	1.43	1.25	-	1.58	15.46	-	15.85

Invesco V.I. Comstock Series II
2020	204	22.23	-	31.96	5,264	2.17	1.29	-	1.99	(3.05)	-	(2.36)
2019	220	22.93	-	32.73	5,867	1.69	1.29	-	1.99	22.46	-	23.33
2018	242	18.72	-	20.78	5,260	1.41	1.29	-	1.99	(14.12)	-	(13.50)
2017	285	21.80	-	24.02	7,253	1.87	1.29	-	1.99	15.25	-	16.06
2016	330	18.91	-	20.70	7,236	1.28	1.29	-	1.99	14.67	-	15.48

Invesco V.I. Core Equity Series I
2020	155	20.94	-	27.33	3,849	1.33	1.10	-	1.70	11.93	-	12.61
2019	176	18.59	-	24.42	3,899	0.94	1.10	-	1.70	26.79	-	27.55
2018	190	14.58	-	19.26	3,378	0.88	1.10	-	1.70	(10.93)	-	(10.39)
2017	214	16.27	-	21.62	4,269	1.02	1.10	-	1.70	11.27	-	11.94
2016	240	14.53	-	19.43	4,333	0.73	1.10	-	1.70	8.41	-	9.06

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Core Equity Series II
2020	1	$21.03	-	27.70	$29	1.09%	1.30	-	1.89%	11.43	-	12.10%
2019	1	18.87	-	24.71	27	0.17	1.30	-	1.89	26.24	-	27.00
2018	1	14.95	-	19.46	22	—	1.30	-	1.89	(11.32)	-	(10.78)
2017	2	16.86	-	21.81	36	0.82	1.30	-	1.89	10.75	-	11.42
2016	2	15.22	-	19.57	33	0.60	1.30	-	1.89	7.95	-	8.60

Invesco V.I. Core Plus Bond Series I
2020	16	16.29	-	18.65	296	1.48	1.10	-	1.70	7.87	-	8.52
2019	21	15.10	-	17.18	353	2.97	1.10	-	1.70	9.19	-	9.85
2018	21	13.83	-	15.64	331	3.67	1.10	-	1.70	(4.02)	-	(3.44)
2017	26	14.41	-	16.20	422	3.41	1.10	-	1.70	4.56	-	5.18
2016	28	13.78	-	15.40	439	4.12	1.10	-	1.70	4.86	-	5.49

Invesco V.I. Core Plus Bond Series II
2020	< 1	15.49	-	16.24	2	1.79	1.50	-	1.75	7.43	-	7.70
2019	< 1	14.41	-	15.08	2	2.74	1.50	-	1.75	9.07	-	9.34
2018	< 1	13.22	-	13.79	2	3.43	1.50	-	1.75	(4.34)	-	(4.10)
2017	< 1	13.81	-	14.38	2	3.19	1.50	-	1.75	4.23	-	4.49
2016	< 1	13.25	-	13.76	2	3.98	1.50	-	1.75	4.51	-	4.77

Invesco V.I. Diversified Dividend Series I
2020	62	77.09	-	81.09	5,155	3.04	1.00	-	1.48	(1.33)	-	(0.85)
2019	69	77.75	-	82.18	5,793	2.86	1.00	-	1.48	23.25	-	23.85
2018	76	62.78	-	66.67	5,156	2.38	1.00	-	1.48	(8.94)	-	(8.50)
2017	97	68.61	-	73.22	7,239	1.56	1.00	-	1.48	6.98	-	7.50
2016	122	63.83	-	68.44	8,522	1.20	1.00	-	1.48	13.13	-	13.67

Invesco V.I. Diversified Dividend Series II
2020	26	25.42	-	28.30	585	2.87	1.29	-	1.89	(2.02)	-	(1.42)
2019	27	25.94	-	28.71	618	2.59	1.29	-	1.89	22.42	-	23.17
2018	33	21.19	-	23.31	620	2.12	1.29	-	1.89	(9.56)	-	(9.01)
2017	35	23.43	-	25.62	721	1.41	1.29	-	1.89	6.31	-	6.95
2016	39	22.04	-	23.95	782	1.12	1.29	-	1.89	12.38	-	13.06

Invesco V.I. Equity and Income Series I
2020	73	17.22	-	18.15	1,388	2.48	1.10	-	1.70	8.10	-	8.75
2019	79	15.83	-	16.79	1,368	2.53	1.10	-	1.70	18.34	-	19.05
2018	86	13.30	-	14.19	1,263	2.21	1.10	-	1.70	(11.04)	-	(10.50)
2017	82	14.86	-	15.95	1,326	1.53	1.10	-	1.70	9.17	-	9.82
2016	101	13.53	-	14.61	1,523	1.76	1.10	-	1.70	13.19	-	13.87

Invesco V.I. Equity and Income Series II
2020	46	23.72	-	26.26	1,186	2.23	1.29	-	1.89	7.58	-	8.24
2019	48	22.05	-	28.24	1,161	2.27	1.29	-	1.89	17.75	-	18.46
2018	53	18.73	-	20.48	1,088	1.89	1.29	-	1.89	(11.44)	-	(10.90)
2017	61	21.14	-	22.98	1,407	1.38	1.29	-	1.89	8.70	-	9.36
2016	70	19.45	-	21.01	1,500	1.43	1.29	-	1.89	12.67	-	13.36

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Global Core Equity Series I
2020	31	$35.30	-	40.07	$1,137	1.37%	1.00	-	1.48%	11.57	-	12.10%
2019	32	31.64	-	35.75	1,048	1.39	1.00	-	1.48	23.36	-	23.95
2018	36	25.65	-	28.84	938	1.02	1.00	-	1.48	(16.57)	-	(16.16)
2017	51	30.75	-	34.40	1,624	1.13	1.00	-	1.48	21.10	-	21.68
2016	62	25.39	-	28.27	1,610	0.98	1.00	-	1.48	5.25	-	5.76

Invesco V.I. Global Core Equity Series II
2020	10	21.38	-	23.81	215	1.10	1.29	-	1.89	10.91	-	11.58
2019	11	19.28	-	21.34	201	1.10	1.29	-	1.89	22.47	-	23.21
2018	13	15.74	-	17.32	197	0.81	1.29	-	1.89	(17.15)	-	(16.64)
2017	14	19.00	-	20.78	253	0.79	1.29	-	1.89	20.29	-	21.02
2016	18	15.80	-	17.17	282	0.65	1.29	-	1.89	4.50	-	5.13

Invesco V.I. Government Money Market Series I
2020	22	8.87	-	10.69	209	0.30	1.10	-	1.70	(1.40)	-	(0.80)
2019	22	9.00	-	10.78	217	1.88	1.10	-	1.70	0.18	-	0.78
2018	23	8.98	-	10.70	226	1.42	1.10	-	1.70	(0.17)	-	0.43
2017	81	8.99	-	10.65	770	0.56	1.10	-	1.70	(1.13)	-	(0.53)
2016	85	9.10	-	10.71	817	0.10	1.10	-	1.70	(1.59)	-	(1.00)

Invesco V.I. Government Money Market Series II
2020	< 1	8.63	-	8.63	< 1	—	1.70	-	1.70	(1.48)	-	(1.48)
2019	< 1	8.76	-	8.76	< 1	—	1.70	-	1.70	(0.07)	-	(0.07)
2018	< 1	8.77	-	8.77	< 1	—	1.70	-	1.70	(0.42)	-	(0.42)
2017	< 1	8.80	-	8.80	< 1	—	1.70	-	1.70	(1.37)	-	(1.37)
2016	< 1	8.93	-	8.93	< 1	—	1.70	-	1.70	(1.65)	-	(1.65)

Invesco V.I. Government Securities Series I
2020	47	14.16	-	18.26	807	2.39	1.10	-	1.70	4.48	-	5.11
2019	50	13.55	-	17.37	819	2.33	1.10	-	1.70	4.29	-	4.91
2018	68	13.00	-	16.56	1,075	2.15	1.10	-	1.70	(1.15)	-	(0.55)
2017	75	13.15	-	16.65	1,187	2.05	1.10	-	1.70	0.24	-	0.84
2016	78	13.11	-	16.51	1,240	1.98	1.10	-	1.70	(0.47)	-	0.12

Invesco V.I. Government Securities Series II
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	13.71	-	13.71	—	—	1.45	-	1.45	4.23	-	4.23
2018	2	13.16	-	13.16	21	1.96	1.45	-	1.45	(1.16)	-	(1.16)
2017	2	13.31	-	13.31	22	1.87	1.45	-	1.45	0.26	-	0.26
2016	2	13.28	-	13.28	22	1.82	1.45	-	1.45	(0.45)	-	(0.45)

Invesco V.I. Growth and Income Series II
2020	96	31.66	-	36.02	3,119	2.02	1.29	-	1.99	(0.17)	-	0.54
2019	103	24.00	-	35.83	3,361	1.52	1.29	-	1.99	22.37	-	23.24
2018	127	25.91	-	29.07	3,360	1.73	1.29	-	1.99	(15.32)	-	(14.71)
2017	140	30.60	-	34.09	4,359	1.28	1.29	-	1.99	11.78	-	12.57
2016	157	27.38	-	30.28	4,307	0.80	1.29	-	1.99	17.06	-	17.89

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. High Yield Series I
2020	48	$20.38	-	23.86	$1,035	6.01%	1.10	-	1.70%	1.58	-	2.19%
2019	49	19.94	-	23.49	1,036	5.83	1.10	-	1.70	11.60	-	12.27
2018	51	17.76	-	21.05	971	4.99	1.10	-	1.70	(4.99)	-	(4.42)
2017	54	18.58	-	22.16	1,060	4.06	1.10	-	1.70	4.51	-	5.14
2016	56	17.67	-	21.20	1,057	4.05	1.10	-	1.70	9.34	-	10.00

Invesco V.I. High Yield Series II
2020	18	20.86	-	23.23	370	5.93	1.29	-	1.89	0.96	-	1.57
2019	19	20.66	-	22.87	394	5.73	1.29	-	1.89	11.03	-	11.70
2018	19	18.61	-	20.48	356	4.85	1.29	-	1.89	(5.43)	-	(4.85)
2017	20	19.68	-	21.52	386	3.79	1.29	-	1.89	4.12	-	4.76
2016	21	18.90	-	20.54	389	4.53	1.29	-	1.89	8.74	-	9.40

Invesco V.I. International Growth Series I
2020	87	20.34	-	30.20	1,978	2.41	1.10	-	1.70	12.07	-	12.75
2019	92	18.04	-	26.94	1,850	1.60	1.10	-	1.70	26.41	-	27.17
2018	95	14.18	-	21.32	1,533	2.05	1.10	-	1.70	(16.42)	-	(15.91)
2017	99	16.87	-	25.50	1,904	1.47	1.10	-	1.70	20.94	-	21.66
2016	105	13.86	-	21.09	1,686	1.35	1.10	-	1.70	(2.13)	-	(1.54)

Invesco V.I. International Growth Series II
2020	11	13.54	-	30.40	324	2.16	1.30	-	1.89	11.60	-	12.27
2019	11	12.14	-	27.08	295	1.25	1.30	-	1.89	25.82	-	26.58
2018	14	9.65	-	21.39	260	1.82	1.30	-	1.89	(16.81)	-	(16.31)
2017	14	11.59	-	25.56	313	1.28	1.30	-	1.89	20.42	-	21.15
2016	14	9.63	-	21.10	258	1.14	1.30	-	1.89	(2.57)	-	(1.98)

Invesco V.I. Managed Volatility Series I
2020	7	27.24	-	30.11	191	2.14	1.10	-	1.70	(3.15)	-	(2.57)
2019	7	28.13	-	30.91	206	1.37	1.10	-	1.70	16.58	-	17.29
2018	8	24.13	-	26.35	193	1.64	1.10	-	1.70	(12.51)	-	(11.98)
2017	8	27.58	-	29.94	241	1.25	1.10	-	1.70	8.70	-	9.35
2016	12	25.37	-	27.38	308	1.73	1.10	-	1.70	8.76	-	9.41

Invesco V.I. Managed Volatility Series II
2020	< 1	26.12	-	26.12	17	1.90	1.70	-	1.70	(3.41)	-	(3.41)
2019	< 1	27.05	-	27.70	16	1.13	1.55	-	1.70	16.30	-	16.48
2018	< 1	23.26	-	23.78	13	1.49	1.55	-	1.70	(12.79)	-	(12.66)
2017	< 1	26.67	-	27.22	13	1.10	1.55	-	1.70	8.47	-	8.64
2016	< 1	24.58	-	25.06	12	1.59	1.55	-	1.70	8.46	-	8.62

Invesco V.I. Mid Cap Core Equity Series I
2020	13	28.59	-	35.10	419	0.73	1.10	-	1.70	7.41	-	8.05
2019	14	26.62	-	32.49	414	0.49	1.10	-	1.70	23.17	-	23.91
2018	16	21.61	-	26.22	371	0.51	1.10	-	1.70	(12.85)	-	(12.33)
2017	17	24.80	-	29.90	447	0.51	1.10	-	1.70	12.99	-	13.66
2016	20	21.95	-	26.31	472	0.08	1.10	-	1.70	11.53	-	12.20

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Mid Cap Core Equity Series II
2020	3	$22.55	-	28.39	$71	0.46%	1.30	-	1.89%	6.89	-	7.53%
2019	3	21.10	-	26.40	73	0.20	1.30	-	1.89	22.68	-	23.42
2018	4	17.20	-	21.39	80	0.11	1.30	-	1.89	(13.27)	-	(12.75)
2017	4	19.83	-	24.52	91	0.32	1.30	-	1.89	12.50	-	13.18
2016	4	17.63	-	21.66	80	—	1.30	-	1.89	11.03	-	11.70

Invesco V.I. Mid Cap Growth Series I (sub-account merged on April 30, 2020)
2020	—	27.73	-	30.94	—	—	1.10	-	1.70	(6.04)	-	(5.85)
2019	19	29.51	-	32.86	616	—	1.10	-	1.70	32.08	-	32.87
2018	20	22.34	-	24.73	479	—	1.10	-	1.70	(7.18)	-	(6.62)
2017	15	24.07	-	26.49	394	—	1.10	-	1.70	20.43	-	21.16
2016	15	19.99	-	21.86	318	—	1.10	-	1.70	(0.94)	-	(0.34)

Invesco V.I. Mid Cap Growth Series II (sub-account merged on April 30, 2020)
2020	—	25.39	-	38.24	—	—	1.29	-	1.99	(6.01)	-	(5.79)
2019	18	27.01	-	40.59	580	—	1.29	-	1.99	31.35	-	32.28
2018	20	20.56	-	23.46	495	—	1.29	-	1.99	(7.75)	-	(7.09)
2017	19	22.29	-	25.25	502	—	1.29	-	1.99	19.73	-	20.57
2016	20	18.62	-	20.94	440	—	1.29	-	1.99	(1.42)	-	(0.72)

Invesco V.I. S&P 500 Index Series I
2020	75	34.56	-	35.59	2,635	1.69	1.35	-	1.48	16.25	-	16.41
2019	82	29.73	-	30.58	2,468	1.40	1.35	-	1.48	28.98	-	29.14
2018	94	23.05	-	23.68	2,203	1.45	1.35	-	1.48	(6.21)	-	(6.08)
2017	81	24.58	-	25.21	1,999	1.61	1.35	-	1.48	19.48	-	19.63
2016	94	20.57	-	21.07	1,953	1.69	1.35	-	1.48	9.82	-	9.96

Invesco V.I. S&P 500 Index Series II
2020	66	38.00	-	42.31	2,367	1.47	1.29	-	1.89	15.48	-	16.18
2019	66	32.90	-	36.42	2,073	1.20	1.29	-	1.89	28.16	-	28.94
2018	72	25.67	-	28.24	1,755	1.28	1.29	-	1.89	(6.87)	-	(6.30)
2017	75	27.57	-	30.14	1,975	1.39	1.29	-	1.89	18.73	-	19.45
2016	81	23.22	-	25.24	1,783	1.58	1.29	-	1.89	9.10	-	9.77

Invesco V.I. Technology Series I
2020	12	46.71	-	49.93	561	—	1.10	-	1.50	43.94	-	44.52
2019	11	32.45	-	34.55	356	—	1.10	-	1.50	33.86	-	34.39
2018	11	24.24	-	25.71	273	—	1.10	-	1.50	(1.94)	-	(1.55)
2017	5	24.89	-	26.11	134	—	1.10	-	1.45	33.19	-	33.66
2016	6	18.69	-	19.54	111	—	1.10	-	1.45	(2.18)	-	(1.84)

Invesco V.I. Technology Series II
2020	< 1	43.26	-	43.26	30	—	1.70	-	1.70	43.34	-	43.34
2019	< 1	30.18	-	30.18	20	—	1.70	-	1.70	33.28	-	33.28
2018	< 1	22.64	-	22.64	14	—	1.70	-	1.70	(2.39)	-	(2.39)
2017	1	23.20	-	23.20	13	—	1.70	-	1.70	32.48	-	32.48
2016	1	17.51	-	17.51	10	—	1.70	-	1.70	(2.67)	-	(2.67)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Value Opportunities Series I
2020	57	$18.21	-	22.08	$1,191	0.41%	1.10	-	1.70%	3.68	-	4.30%
2019	60	17.56	-	21.17	1,190	0.24	1.10	-	1.70	28.41	-	29.19
2018	62	13.67	-	16.39	956	0.32	1.10	-	1.70	(20.55)	-	(20.07)
2017	66	17.21	-	20.50	1,286	0.39	1.10	-	1.70	15.46	-	16.16
2016	70	14.91	-	17.65	1,167	0.36	1.10	-	1.70	16.35	-	17.04

Invesco V.I. Value Opportunities Series II
2020	9	20.81	-	23.18	166	0.09	1.29	-	1.89	3.35	-	3.97
2019	8	20.14	-	22.29	153	—	1.29	-	1.89	27.67	-	28.45
2018	9	15.78	-	17.36	122	—	1.29	-	1.89	(20.88)	-	(20.39)
2017	8	19.94	-	21.80	148	0.02	1.29	-	1.89	15.03	-	15.72
2016	9	17.33	-	18.84	132	0.07	1.29	-	1.89	15.70	-	16.40

Lord Abbet Bond Debenture
2020	94	20.50	-	23.17	2,093	3.77	1.29	-	1.99	5.18	-	5.92
2019	101	19.49	-	21.87	2,132	3.67	1.29	-	1.99	11.11	-	11.89
2018	112	17.54	-	19.41	2,121	4.04	1.29	-	1.99	(5.93)	-	(5.26)
2017	134	18.65	-	20.49	2,673	3.92	1.29	-	1.99	7.05	-	7.81
2016	154	17.42	-	19.01	2,861	4.20	1.29	-	1.99	9.91	-	10.69

Lord Abbet Fundamental Equity
2020	28	24.29	-	27.26	742	1.27	1.29	-	1.99	(0.25)	-	0.46
2019	29	24.35	-	27.13	755	1.26	1.29	-	1.99	19.11	-	19.95
2018	31	20.44	-	22.62	689	1.44	1.29	-	1.99	(9.99)	-	(9.35)
2017	33	22.71	-	24.95	808	1.04	1.29	-	1.99	10.35	-	11.13
2016	34	20.58	-	22.45	756	1.12	1.29	-	1.99	13.45	-	14.26

Lord Abbet Growth and Income
2020	43	20.48	-	22.61	943	1.72	1.29	-	1.89	0.76	-	1.37
2019	43	20.32	-	22.30	937	1.57	1.29	-	1.89	20.19	-	20.92
2018	52	16.91	-	18.44	931	1.33	1.29	-	1.89	(9.88)	-	(9.33)
2017	56	18.76	-	20.34	1,099	1.27	1.29	-	1.89	11.25	-	11.92
2016	64	16.87	-	18.17	1,129	1.38	1.29	-	1.89	14.91	-	15.61

Lord Abbet Growth Opportunities
2020	25	42.99	-	48.26	1,186	—	1.29	-	1.99	36.62	-	37.58
2019	31	31.47	-	35.07	1,050	—	1.29	-	1.99	33.66	-	34.61
2018	37	23.55	-	26.06	929	—	1.29	-	1.99	(4.83)	-	(4.15)
2017	42	24.74	-	27.18	1,104	—	1.29	-	1.99	20.48	-	21.33
2016	51	20.53	-	22.40	1,109	—	1.29	-	1.99	(0.78)	-	(0.07)

Lord Abbet Mid Cap Stock
2020	81	19.69	-	21.74	1,682	1.12	1.29	-	1.89	0.57	-	1.18
2019	85	19.58	-	21.48	1,763	0.87	1.29	-	1.89	20.33	-	21.06
2018	97	16.04	-	17.74	1,662	0.65	1.29	-	1.99	(16.73)	-	(16.14)
2017	105	19.26	-	21.16	2,144	0.58	1.29	-	1.99	4.72	-	5.46
2016	117	18.39	-	20.06	2,266	0.47	1.29	-	1.99	14.08	-	14.90

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS VIT High Yield Initial Class
2020	6	$23.60	-	23.60	$152	5.23%	1.25	-	1.25%	3.78	-	3.78%
2019	11	22.75	-	22.75	253	5.73	1.25	-	1.25	13.38	-	13.38
2018	12	20.06	-	20.06	231	5.62	1.25	-	1.25	(4.29)	-	(4.29)
2017	14	20.96	-	20.96	293	5.94	1.25	-	1.25	5.37	-	5.37
2016	17	19.89	-	19.89	336	6.46	1.25	-	1.25	12.41	-	12.41

MFS VIT Investors Trust Initial Class
2020	5	28.06	-	28.06	149	0.63	1.25	-	1.25	12.45	-	12.45
2019	6	24.96	-	24.96	141	0.59	1.25	-	1.25	29.95	-	29.95
2018	9	19.20	-	19.20	181	0.58	1.25	-	1.25	(6.67)	-	(6.67)
2017	15	20.58	-	20.58	310	0.72	1.25	-	1.25	21.82	-	21.82
2016	16	16.89	-	16.89	267	0.82	1.25	-	1.25	7.24	-	7.24

MFS VIT New Discovery Initial Class
2020	8	41.60	-	41.60	333	—	1.25	-	1.25	44.08	-	44.08
2019	11	28.87	-	28.87	304	—	1.25	-	1.25	39.94	-	39.94
2018	11	20.63	-	20.63	237	—	1.25	-	1.25	(2.71)	-	(2.71)
2017	17	21.21	-	21.21	367	—	1.25	-	1.25	25.09	-	25.09
2016	22	16.95	-	16.95	371	—	1.25	-	1.25	7.70	-	7.70

MFS VIT Total Return Bond Initial Class
2020	11	22.95	-	22.95	248	3.48	1.25	-	1.25	7.12	-	7.12
2019	12	21.42	-	21.42	267	3.42	1.25	-	1.25	8.84	-	8.84
2018	13	19.68	-	19.68	256	3.12	1.25	-	1.25	(2.32)	-	(2.32)
2017	15	20.15	-	20.15	292	3.24	1.25	-	1.25	3.16	-	3.16
2016	16	19.53	-	19.53	308	3.53	1.25	-	1.25	2.94	-	2.94

Morgan Stanley VIF Discovery Class I
2020	6	109.49	-	114.29	721	—	1.35	-	1.58	148.35	-	148.93
2019	10	44.08	-	45.91	446	—	1.35	-	1.58	37.91	-	38.23
2018	11	31.97	-	33.22	358	—	1.35	-	1.58	8.90	-	9.16
2017	12	29.35	-	30.43	358	—	1.35	-	1.58	36.59	-	36.91
2016	13	21.49	-	22.23	281	—	1.35	-	1.58	(10.21)	-	(10.00)

Morgan Stanley VIF Discovery Class II
2020	34	66.60	-	72.82	3,093	—	1.29	-	1.89	147.31	-	148.80
2019	46	26.93	-	58.27	1,626	—	1.29	-	1.89	37.33	-	38.16
2018	60	19.61	-	21.18	1,465	—	1.29	-	1.89	8.43	-	9.10
2017	76	18.08	-	19.42	1,672	—	1.29	-	1.89	35.99	-	36.82
2016	100	13.30	-	14.19	1,609	—	1.29	-	1.89	(10.56)	-	(10.02)

Morgan Stanley VIF Emerging Markets Debt Class II
2020	34	18.53	-	31.38	1,013	4.55	1.29	-	1.99	3.44	-	4.17
2019	36	17.91	-	30.12	1,049	5.37	1.29	-	1.99	11.91	-	12.70
2018	40	16.00	-	26.73	1,026	5.64	1.29	-	1.99	(8.89)	-	(8.25)
2017	48	17.56	-	29.13	1,343	5.53	1.29	-	1.99	7.42	-	8.18
2016	55	16.35	-	26.93	1,406	5.39	1.29	-	1.99	8.39	-	9.16

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Emerging Markets Equity Class I
2020	7	$28.21	-	38.73	$228	1.28%	1.35	-	1.58%	12.65	-	12.90%
2019	13	25.05	-	34.30	359	1.13	1.35	-	1.58	17.71	-	17.98
2018	16	21.28	-	29.08	373	0.43	1.35	-	1.58	(18.77)	-	(18.58)
2017	13	26.19	-	35.71	376	0.76	1.35	-	1.58	32.96	-	33.26
2016	15	19.70	-	26.80	314	0.54	1.35	-	1.58	5.07	-	5.31

Morgan Stanley VIF Emerging Markets Equity Class II
2020	1	39.96	-	44.49	61	1.34	1.29	-	1.89	12.21	-	12.89
2019	2	35.61	-	39.41	59	1.05	1.29	-	1.89	17.26	-	17.97
2018	3	30.37	-	33.41	84	0.38	1.29	-	1.89	(19.08)	-	(18.58)
2017	4	37.53	-	41.03	148	0.75	1.29	-	1.89	32.53	-	33.33
2016	5	28.32	-	30.78	146	0.44	1.29	-	1.89	4.61	-	5.25

Morgan Stanley VIF Global Franchise Class II
2020	51	40.19	-	55.55	2,265	0.85	1.29	-	1.99	10.96	-	11.75
2019	60	36.22	-	49.71	2,388	0.94	1.29	-	1.99	26.96	-	27.86
2018	72	28.53	-	31.74	2,262	1.03	1.29	-	1.99	(3.73)	-	(3.04)
2017	79	29.63	-	32.73	2,580	1.29	1.29	-	1.99	23.26	-	24.14
2016	94	24.04	-	26.37	2,488	1.51	1.29	-	1.99	3.33	-	4.06

Morgan Stanley VIF Global Infrastructure Class I
2020	20	69.68	-	79.16	1,444	1.72	1.00	-	1.48	(2.60)	-	(2.13)
2019	24	71.54	-	80.89	1,801	2.70	1.00	-	1.48	26.42	-	27.03
2018	28	56.59	-	63.68	1,657	3.04	1.00	-	1.48	(9.21)	-	(8.77)
2017	33	62.33	-	69.80	2,114	2.40	1.00	-	1.48	11.31	-	11.84
2016	37	56.00	-	62.41	2,105	2.47	1.00	-	1.48	13.58	-	14.12

Morgan Stanley VIF Global Infrastructure Class II
2020	4	33.33	-	37.12	89	1.42	1.29	-	1.89	(3.29)	-	(2.71)
2019	4	34.47	-	38.15	93	2.52	1.29	-	1.89	25.46	-	26.22
2018	4	27.47	-	30.22	82	2.81	1.29	-	1.89	(9.63)	-	(9.08)
2017	4	30.40	-	33.24	93	2.11	1.29	-	1.89	10.43	-	11.10
2016	5	27.53	-	29.92	95	1.98	1.29	-	1.89	12.80	-	13.49

Morgan Stanley VIF Global Strategist Class I
2020	90	16.32	-	19.72	1,687	1.55	1.35	-	1.58	9.18	-	9.43
2019	99	14.95	-	70.07	1,698	1.88	1.00	-	1.58	15.92	-	16.60
2018	115	15.16	-	60.10	1,678	1.16	1.00	-	1.48	(7.89)	-	(7.44)
2017	132	15.35	-	16.46	2,100	1.18	1.35	-	1.48	14.41	-	14.56
2016	172	14.39	-	56.48	2,367	—	1.00	-	1.48	4.03	-	4.53

Morgan Stanley VIF Global Strategist Class II
2020	13	19.58	-	20.31	247	1.30	1.35	-	1.89	8.76	-	9.36
2019	14	17.91	-	18.67	245	1.76	1.35	-	1.89	15.52	-	16.16
2018	16	15.41	-	16.16	242	1.21	1.35	-	1.89	(8.42)	-	(7.91)
2017	37	16.74	-	17.65	614	1.03	1.35	-	1.89	13.79	-	14.41
2016	41	15.51	-	16.86	593	—	1.29	-	1.89	3.51	-	4.14

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Growth Class I
2020	236	$22.74	-	102.43	$18,315	—%	1.00	-	1.89%	113.22	-	115.15%
2019	264	10.57	-	48.04	9,610	—	1.00	-	1.89	5.69	-	29.32
2018	26	37.14	-	40.62	970	—	1.29	-	1.89	5.50	-	6.15
2017	29	35.21	-	38.26	998	—	1.29	-	1.89	40.46	-	41.31
2016	32	25.07	-	27.08	789	—	1.29	-	1.89	(3.49)	-	(2.90)

Morgan Stanley VIF Growth Class II
2020	63	98.87	-	125.49	3,303	—	1.29	-	1.99	112.48	-	113.98
2019	87	46.53	-	58.65	1,959	—	1.29	-	1.99	28.87	-	29.77
2018	13	36.11	-	39.14	522	—	1.29	-	1.99	5.16	-	5.91
2017	12	34.33	-	36.96	455	—	1.29	-	1.99	40.00	-	40.99
2016	15	24.52	-	26.21	412	—	1.29	-	1.99	(3.87)	-	(3.18)

Morgan Stanley VIF U.S. Real Estate Class I
2020	3	33.39	-	40.59	115	2.86	1.35	-	1.48	(18.07)	-	(17.97)
2019	4	40.75	-	49.48	162	1.84	1.35	-	1.48	17.19	-	17.34
2018	4	35.58	-	41.05	170	2.94	1.35	-	1.48	(9.08)	-	(8.96)
2017	7	39.08	-	45.15	289	1.55	1.35	-	1.48	1.60	-	1.73
2016	8	38.41	-	44.44	336	1.29	1.35	-	1.48	5.25	-	5.39

Morgan Stanley VIF U.S. Real Estate Class II
2020	52	31.24	-	35.54	1,750	2.51	1.29	-	1.99	(18.74)	-	(18.17)
2019	53	38.03	-	43.44	2,181	1.64	1.29	-	1.99	16.32	-	17.15
2018	61	33.05	-	37.08	2,148	2.43	1.29	-	1.99	(9.81)	-	(9.16)
2017	73	36.64	-	40.82	2,870	1.26	1.29	-	1.99	0.83	-	1.55
2016	78	36.34	-	40.19	2,986	1.07	1.29	-	1.99	4.43	-	5.18

Morgan Stanley VIS Income Plus Class X Shares
2020	45	49.31	-	50.95	2,270	3.25	1.35	-	1.48	9.00	-	9.14
2019	46	45.24	-	46.68	2,103	3.62	1.35	-	1.48	14.26	-	14.41
2018	53	39.59	-	40.80	2,153	3.62	1.35	-	1.48	(5.43)	-	(5.31)
2017	66	41.87	-	43.09	2,824	3.55	1.35	-	1.48	5.09	-	5.22
2016	75	39.84	-	55.18	3,032	3.98	1.00	-	1.48	5.51	-	6.02

Morgan Stanley VIS Income Plus Class Y Shares
2020	42	19.00	-	21.16	920	3.00	1.29	-	1.89	8.19	-	8.85
2019	46	17.56	-	19.44	931	3.24	1.29	-	1.89	13.60	-	14.28
2018	51	15.46	-	17.01	895	3.17	1.29	-	1.89	(6.12)	-	(5.55)
2017	53	16.47	-	18.01	983	3.29	1.29	-	1.89	4.46	-	5.09
2016	58	15.77	-	17.14	1,025	3.57	1.29	-	1.89	4.67	-	5.31

PIMCO VIT CommodityRealReturn® Strategy Advisor Class
2020	< 1	5.33	-	5.33	1	6.21	1.49	-	1.49	(0.28)	-	(0.28)
2019	< 1	5.05	-	5.34	1	4.22	1.49	-	1.89	9.25	-	9.70
2018	1	4.62	-	4.87	5	1.85	1.49	-	1.89	(15.83)	-	(15.48)
2017	3	5.49	-	5.76	17	10.59	1.49	-	1.89	0.13	-	0.53
2016	3	5.49	-	5.73	17	1.01	1.49	-	1.89	12.71	-	13.16

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO VIT Emerging Markets Bond Advisor Class
2020	< 1	$19.07	-	19.07	$6	4.72%	1.49	-	1.49%	5.01	-	5.01%
2019	< 1	17.17	-	18.16	16	4.32	1.49	-	1.89	12.49	-	12.95
2018	1	15.27	-	16.07	20	3.95	1.49	-	1.89	(6.63)	-	(6.25)
2017	3	16.35	-	17.56	54	5.13	1.29	-	1.89	7.70	-	8.35
2016	3	15.18	-	16.20	51	5.27	1.29	-	1.89	11.06	-	11.74

PIMCO VIT Real Return Advisor Class
2020	9	14.35	-	15.69	134	1.31	1.29	-	1.89	9.50	-	10.16
2019	9	13.11	-	14.25	129	1.56	1.29	-	1.89	6.29	-	6.93
2018	11	12.33	-	13.32	139	2.37	1.29	-	1.89	(4.16)	-	(3.57)
2017	11	12.87	-	13.82	155	2.51	1.29	-	1.89	1.60	-	2.22
2016	5	12.66	-	13.52	70	2.22	1.29	-	1.89	3.11	-	3.74

PIMCO VIT Total Return Advisor Class
2020	13	16.07	-	17.57	211	2.03	1.29	-	1.89	6.50	-	7.14
2019	15	15.09	-	16.40	226	2.91	1.29	-	1.89	6.21	-	6.85
2018	20	14.20	-	15.34	292	2.43	1.29	-	1.89	(2.51)	-	(1.92)
2017	22	14.57	-	15.64	334	1.94	1.29	-	1.89	2.84	-	3.46
2016	25	14.17	-	15.12	356	2.13	1.29	-	1.89	0.64	-	1.26

Putnam VT Diversified Income Class IB
2020	57	19.86	-	21.11	1,190	7.88	1.25	-	1.65	(2.53)	-	(2.14)
2019	68	20.38	-	21.58	1,450	3.31	1.25	-	1.65	9.40	-	9.84
2018	77	18.63	-	19.64	1,496	4.26	1.25	-	1.65	(2.62)	-	(2.23)
2017	88	19.13	-	20.09	1,758	5.89	1.25	-	1.65	5.36	-	5.79
2016	106	18.15	-	18.99	2,005	7.21	1.25	-	1.65	3.69	-	4.11

Putnam VT Emerging Markets Equity Fund Class IB
2020	28	12.61	-	22.66	632	0.04	1.25	-	1.65	25.83	-	26.34
2019	32	10.02	-	17.93	559	—	1.25	-	1.65	22.87	-	23.37
2018	41	8.16	-	14.54	544	—	1.25	-	1.65	(19.99)	-	(19.66)
2017	43	10.19	-	18.10	713	1.08	1.25	-	1.65	32.82	-	33.36
2016	48	7.68	-	13.57	613	0.97	1.25	-	1.65	(8.25)	-	(7.88)

Putnam VT Equity Income Class IB
2020	367	13.84	-	33.60	13,894	1.73	0.83	-	1.99	3.70	-	4.93
2019	407	13.19	-	32.40	14,927	2.05	0.83	-	1.99	27.82	-	29.33
2018	460	10.20	-	25.35	13,098	0.72	0.83	-	1.99	(10.31)	-	(9.25)
2017	519	11.24	-	28.27	16,412	0.90	0.83	-	1.99	12.35	-	16.42
2016	219	24.28	-	29.24	5,787	1.88	1.25	-	1.99	11.39	-	12.23

Putnam VT George Putnam Balanced Class IB
2020	152	22.07	-	22.69	3,539	1.18	1.25	-	1.89	13.23	-	13.96
2019	175	19.49	-	20.83	3,562	1.41	1.25	-	1.89	21.67	-	22.45
2018	192	16.26	-	17.12	3,200	0.71	1.25	-	1.89	(4.98)	-	(4.36)
2017	223	17.00	-	18.02	3,894	1.61	1.25	-	1.89	12.92	-	13.65
2016	258	14.96	-	15.96	3,984	1.78	1.25	-	1.89	5.97	-	6.66

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Global Asset Allocation Class IB
2020	75	$23.91	-	27.65	$2,015	1.83%	1.25	-	1.99%	10.08	-	10.91%
2019	86	21.55	-	25.12	2,072	1.43	1.25	-	1.99	14.81	-	15.67
2018	93	18.63	-	21.88	1,937	1.89	1.25	-	1.99	(9.11)	-	(8.42)
2017	109	20.35	-	24.07	2,457	1.52	1.25	-	1.99	13.05	-	13.90
2016	135	17.87	-	21.29	2,649	1.85	1.25	-	1.99	4.60	-	5.38

Putnam VT Global Equity Class IB
2020	121	11.92	-	18.36	2,048	0.17	1.25	-	1.79	8.10	-	8.69
2019	134	11.03	-	16.90	2,106	—	1.25	-	1.79	10.02	-	25.01
2018	93	8.28	-	13.51	1,222	0.33	1.25	-	1.60	(13.84)	-	(13.53)
2017	104	9.61	-	15.63	1,581	1.39	1.25	-	1.60	26.34	-	26.78
2016	114	7.61	-	12.33	1,371	1.05	1.25	-	1.60	(0.54)	-	(0.19)

Putnam VT Global Health Care Class IB
2020	51	38.55	-	41.16	2,047	0.49	1.25	-	1.99	13.97	-	14.82
2019	56	33.82	-	35.84	1,945	—	1.25	-	1.99	27.71	-	28.66
2018	60	26.48	-	27.86	1,622	1.01	1.25	-	1.99	(2.58)	-	(1.84)
2017	69	27.18	-	28.38	1,905	0.54	1.25	-	1.99	13.02	-	13.86
2016	82	24.05	-	24.93	2,005	—	1.25	-	1.99	(13.11)	-	(12.46)

Putnam VT Government Money Market Class IB
2020	666	8.38	-	10.52	6,119	0.19	1.25	-	1.99	(1.80)	-	(1.06)
2019	636	8.53	-	10.63	5,951	1.55	1.25	-	1.99	(0.46)	-	0.28
2018	710	8.57	-	10.60	6,629	1.15	1.25	-	1.99	(0.84)	-	(0.09)
2017	939	8.64	-	10.61	8,780	0.24	1.25	-	1.99	(1.74)	-	(1.01)
2016	931	8.79	-	10.72	8,826	0.01	1.25	-	1.99	(1.97)	-	(1.24)

Putnam VT Growth Opportunities Class IB
2020	535	23.68	-	24.75	11,205	0.04	0.83	-	1.89	36.10	-	37.56
2019	584	17.40	-	17.99	8,891	0.13	0.83	-	1.89	34.17	-	35.61
2018	656	12.97	-	13.26	7,414	—	0.83	-	1.89	0.44	-	1.53
2017	714	12.91	-	13.06	8,000	0.10	0.83	-	1.89	28.44	-	29.82
2016	815	10.05	-	10.06	7,073	0.12	0.83	-	1.89	0.51	-	0.64

Putnam VT High Yield Class IB
2020	81	26.02	-	27.10	2,245	5.72	1.25	-	1.99	3.12	-	3.89
2019	90	25.05	-	26.28	2,383	5.97	1.25	-	1.99	12.13	-	12.97
2018	106	22.17	-	23.44	2,485	5.91	1.25	-	1.99	(5.98)	-	(5.27)
2017	126	23.41	-	24.93	3,122	5.72	1.25	-	1.99	4.86	-	5.65
2016	149	22.16	-	23.78	3,500	6.54	1.25	-	1.99	13.26	-	14.11

Putnam VT Income Class IB
2020	275	16.93	-	22.22	5,318	4.74	1.25	-	1.99	3.63	-	4.41
2019	281	16.34	-	21.28	5,193	3.30	1.25	-	1.99	9.67	-	10.49
2018	334	14.90	-	19.26	5,614	3.17	1.25	-	1.99	(1.80)	-	(1.06)
2017	409	15.17	-	19.47	6,943	4.35	1.25	-	1.99	3.50	-	4.28
2016	460	14.66	-	18.67	7,502	4.58	1.25	-	1.99	(0.02)	-	0.73

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT International Equity Class IB
2020	172	$19.80	-	21.50	$3,464	1.69%	1.25	-	1.89%	9.98	-	10.69%
2019	201	17.89	-	20.68	3,581	1.40	1.25	-	1.89	22.80	-	23.59
2018	215	14.47	-	16.84	3,172	1.40	1.25	-	1.89	(20.65)	-	(20.13)
2017	221	18.12	-	21.22	4,151	2.29	1.25	-	1.89	24.20	-	25.00
2016	252	14.50	-	17.09	3,807	3.31	1.25	-	1.89	(4.29)	-	(3.67)

Putnam VT International Value Class IB
2020	32	13.65	-	16.26	503	2.45	1.25	-	1.65	2.23	-	2.64
2019	34	13.35	-	15.84	523	2.63	1.25	-	1.65	18.24	-	18.72
2018	39	11.29	-	13.35	508	2.12	1.25	-	1.65	(18.98)	-	(18.65)
2017	49	13.93	-	16.41	796	1.50	1.25	-	1.65	22.65	-	23.14
2016	61	11.36	-	13.32	807	2.31	1.25	-	1.65	(0.56)	-	(0.15)

Putnam VT Mortgage Securities Class IB
2020	54	17.47	-	19.14	1,025	9.57	1.25	-	1.60	(3.13)	-	(2.79)
2019	61	18.04	-	19.69	1,196	2.22	1.25	-	1.60	11.39	-	11.78
2018	67	16.19	-	17.61	1,167	2.77	1.25	-	1.60	(2.49)	-	(2.15)
2017	71	16.61	-	18.00	1,274	2.35	1.25	-	1.60	0.34	-	0.69
2016	76	16.55	-	17.88	1,344	2.02	1.25	-	1.60	(1.39)	-	(1.05)

Putnam VT Multi-Cap Core Class IB
2020	205	22.82	-	38.70	4,705	0.94	1.25	-	1.89	15.12	-	15.86
2019	226	19.70	-	33.62	4,489	1.16	1.25	-	1.89	29.15	-	29.99
2018	268	15.15	-	26.03	4,079	1.11	1.25	-	1.89	(9.38)	-	(8.79)
2017	286	16.61	-	28.73	4,784	1.09	1.25	-	1.89	20.55	-	21.33
2016	330	13.69	-	23.83	4,546	1.29	1.25	-	1.89	9.94	-	10.65

Putnam VT Research Class IB
2020	52	30.05	-	41.16	1,555	0.59	1.25	-	1.89	17.66	-	18.42
2019	61	25.37	-	34.98	1,550	1.15	1.25	-	1.89	30.73	-	31.57
2018	70	19.28	-	26.76	1,354	—	1.25	-	1.89	(6.52)	-	(5.91)
2017	82	20.50	-	28.62	1,697	0.69	1.25	-	1.89	21.03	-	21.81
2016	104	16.83	-	23.65	1,757	1.46	1.25	-	1.89	8.01	-	8.71

Putnam VT Small Cap Growth Class IB
2020	4	50.29	-	54.02	218	—	1.25	-	1.65	45.93	-	46.52
2019	5	34.46	-	36.87	170	—	1.25	-	1.65	35.19	-	35.73
2018	7	25.49	-	27.16	185	—	1.25	-	1.65	(15.27)	-	(14.92)
2017	8	30.08	-	31.93	246	0.45	1.25	-	1.65	6.16	-	6.58
2016	7	28.34	-	29.95	212	0.79	1.25	-	1.65	13.62	-	14.08

Putnam VT Small Cap Value Class IB
2020	45	29.80	-	36.59	1,787	1.13	0.83	-	1.65	2.25	-	3.10
2019	51	28.91	-	35.78	1,946	0.68	0.83	-	1.65	22.20	-	23.21
2018	57	23.46	-	29.28	1,770	0.42	0.83	-	1.65	(21.25)	-	(20.59)
2017	68	29.54	-	37.19	2,645	0.70	0.83	-	1.65	6.10	-	6.98
2016	81	27.62	-	35.05	2,986	1.11	0.83	-	1.65	25.40	-	26.44

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Sustainable Future Class IB
2020	8	$56.97	-	60.65	$504	0.11%	1.25	-	1.60%	50.19	-	50.72%
2019	9	37.93	-	40.24	359	0.60	1.25	-	1.60	27.94	-	28.39
2018	9	29.65	-	31.34	290	0.57	1.25	-	1.60	(6.47)	-	(6.14)
2017	10	31.46	-	33.39	324	0.73	1.25	-	1.65	8.89	-	9.33
2016	15	28.89	-	30.54	469	0.63	1.25	-	1.65	11.13	-	11.58

Putnam VT Sustainable Leaders Class IB
2020	276	31.75	-	53.15	8,739	0.42	1.25	-	1.99	26.19	-	27.14
2019	308	24.97	-	42.12	7,696	0.46	1.25	-	1.99	33.65	-	34.65
2018	355	18.54	-	31.52	6,485	—	1.25	-	1.99	(3.49)	-	(2.76)
2017	407	19.07	-	32.66	7,651	0.63	1.25	-	1.99	26.67	-	27.61
2016	444	14.94	-	25.78	6,440	0.68	1.25	-	1.99	5.65	-	6.45

Templeton Developing Markets VIP Class 2
2020	23	43.13	-	49.08	1,018	4.15	1.29	-	1.99	14.86	-	15.67
2019	27	20.57	-	42.43	1,041	0.98	1.29	-	1.99	24.18	-	25.07
2018	29	30.24	-	33.92	902	0.87	1.29	-	1.99	(17.48)	-	(16.89)
2017	32	36.64	-	40.82	1,226	1.04	1.29	-	1.99	37.63	-	38.61
2016	42	26.62	-	29.45	1,143	0.80	1.29	-	1.99	15.11	-	15.93

Templeton Foreign VIP Class 2
2020	235	14.72	-	15.26	4,777	3.38	1.25	-	1.89	(3.02)	-	(2.39)
2019	232	15.18	-	20.87	4,824	1.73	1.25	-	1.89	10.41	-	11.13
2018	270	14.07	-	18.59	5,030	2.62	1.25	-	1.99	(17.13)	-	(16.50)
2017	284	16.85	-	22.43	6,301	2.62	1.25	-	1.99	14.38	-	15.25
2016	324	14.62	-	19.61	6,247	1.87	1.25	-	1.99	5.05	-	5.85

Wells Fargo VT Index Asset Allocation Class 2
2020	6	28.04	-	28.04	176	0.80	1.25	-	1.25	15.14	-	15.14
2019	7	24.35	-	24.35	177	1.10	1.25	-	1.25	18.66	-	18.66
2018	7	20.52	-	20.52	151	0.98	1.25	-	1.25	(4.12)	-	(4.12)
2017	7	21.40	-	21.40	157	0.74	1.25	-	1.25	10.86	-	10.86
2016	8	19.31	-	19.31	147	0.83	1.25	-	1.25	6.34	-	6.34

Wells Fargo VT Opportunity Class 2
2020	2	18.44	-	18.44	37	0.44	1.25	-	1.25	19.50	-	19.50
2019	2	15.43	-	15.43	34	0.28	1.25	-	1.25	29.83	-	29.83
2018	2	11.88	-	11.88	29	0.19	1.25	-	1.25	(8.31)	-	(8.31)
2017	3	12.96	-	12.96	39	0.68	1.25	-	1.25	18.95	-	18.95
2016	3	10.90	-	10.90	36	2.07	1.25	-	1.25	10.84	-	10.84